Direxion Auspice Broad Commodity Strategy ETF (Consolidated)

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 95.9%
Money Market Funds - 95.9%
272,048,243	Dreyfus Government Cash Management Institutional Shares, 4.23% (a)	$272,048,243

	TOTAL SHORT TERM INVESTMENTS (Cost $272,048,243)	$272,048,243

	TOTAL INVESTMENTS (Cost $272,048,243) - 95.9%	$272,048,243
	Other Assets in Excess of Liabilities - 4.1% (b)	11,597,522

	TOTAL NET ASSETS - 100.0%	$283,645,765

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2023.
(b)	$9,537,042 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)

January 31, 2023

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/ (Payable), net	Unrealized Appreciation (Depreciation)
Copper	3/29/2023	233	$24,616,450	$139,800	$3,347,464
Gold	4/26/2023	261	50,772,330	159,210	(6,199)
Silver	3/29/2023	177	21,094,860	91,155	2,283,940
Soybean	5/12/2023	602	46,060,525	22,575	279,955
Sugar #11	4/28/2023	1,427	32,668,026	863,050	3,273,534

			$175,212,191	$1,275,790	$9,178,694

All futures contracts held by Direxion BCS Fund Ltd.

Direxion Breakfast Commodities Strategy ETF (Consolidated)

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 89.1%
Money Market Funds - 89.1%
4,881,942	Dreyfus Government Cash Management Institutional Shares, 4.23% (a)	$4,881,942

	TOTAL SHORT TERM INVESTMENTS (Cost $4,881,942)	$4,881,942

	TOTAL INVESTMENTS (Cost $4,881,942) - 89.1%	$4,881,942
	Other Assets in Excess of Liabilities - 10.9%	594,510

	TOTAL NET ASSETS - 100.0%	$5,476,452

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2023.
(b)	$411,917 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)

January 31, 2023

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/ (Payable), net	Unrealized Appreciation (Depreciation)
Coffee C	3/21/2023	5	$340,781	$21,281	$28,275
Corn	9/14/2023	73	2,210,075	—	(84,999)
Frozen Concentrate Orange Juice	3/13/2023	9	295,920	13,365	24,371
Lean Hogs	4/17/2023	20	691,400	(800)	(17,755)
Sugar #11	4/28/2023	30	686,784	18,144	64,478
Wheat	7/14/2023	32	1,234,000	12,400	(94,420)

			$5,458,960	$64,390	$(80,050)

All futures contracts held by Direxion BKT Fund Ltd.

Direxion Hydrogen ETF

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 99.4%
Chemical Manufacturing - 40.5%
15,090	Air Liquide S.A. (France)	$2,393,698
4,291	Air Products & Chemicals, Inc.	1,375,308
51,223	Doosan Fuel Cell Co., Ltd (South Korea) (a)	1,380,584
774,348	ITM Power (United Kingdom) (a)(b)	965,695
4,057	Linde PLC (Ireland) ADR	1,342,624
40,362	McPhy Energy SAS (France) (a)(b)	611,718
1,417,285	Nel ASA (Norway) (a)(b)	2,406,543
46,098	Nippon Sanso Holdings Corp. (Japan)	746,884
670,353	PTT Global Chemical PCL (Thailand)	1,000,148

		12,223,202

Computer and Electronic Product Manufacturing - 7.7%
92,862	Bloom Energy Corp.	2,315,050

Electrical Equipment, Appliance, and Component Manufacturing - 13.7%
61,147	Chung-Hsin Electric & Machinery Manufacturing Corp. (Taiwan)	164,959
2,682	Hyosung Heavy Industries (South Korea) (a)	156,330
135,033	Plug Power, Inc. (a)(b)	2,298,262
91,432	PowerCell Sweden AB (Sweden) (a)(b)	1,216,497
5,074	SFC Energy AG (Germany) (a)	143,276
5,019	VARTA AG (Germany) (b)	151,643

		4,130,967

Merchant Wholesalers, Durable Goods - 0.5%
4,692	Hyster-Yale Materials Handling, Inc.	152,162

Miscellaneous Manufacturing - 0.5%
57,062	Hexagon Purus Holding AS (Norway) (a)	149,221

Oil and Gas Extraction - 20.5%
37,231	BP Plc (United Kingdom) ADR	1,348,879
126,906	CIMC Enric Holdings Limited (Hong Kong)	142,310
367,281	ENEOS Holdings, Inc. (Japan)	1,308,198
52,824	Idemitsu Kosan Co., Ltd (Japan)	1,309,988
35,146	Shell Plc (United Kingdom) ADR	2,066,936

		6,176,311

Primary Metal Manufacturing - 0.5%
21,751	Kaori Heat Treatment Co., Ltd. (Taiwan)	153,941

Transportation Equipment Manufacturing - 4.5%
209,600	Ballard Power Systems, Inc. (Canada) ADR (a)(b)	1,368,688

Utilities - 11.0%
1,150,595	AFC Energy Plc (United Kingdom) (a)(b)	294,349
216,106	Ceres Power Holdings PLC (United Kingdom) (a)(b)	1,261,869
358,019	FuelCell Energy, Inc. (a)	1,310,350
5,364	Korea Gas Corp. (South Korea)	145,226
16,994	S-Fuelcell Co., Ltd (South Korea)	304,892
		3,316,686

	TOTAL COMMON STOCKS (Cost $36,940,627)	$29,986,228

SHORT TERM INVESTMENTS - 14.8%
Money Market Funds - 14.8%
4,462,265	Dreyfus Government Cash Management Institutional Shares, 4.23% (c)(d)	$4,462,265

	TOTAL SHORT TERM INVESTMENTS (Cost $4,462,265)	$4,462,265

	TOTAL INVESTMENTS (Cost $41,402,892) - 114.2%	$34,448,493
	Liabilities in Excess of Other Assets - (14.2)%	(4,295,035)

	TOTAL NET ASSETS - 100.0%	$30,153,458

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion Moonshot Innovators ETF

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 99.6%
Administrative and Support Services - 6.5%
38,300	Bilibili, Inc. ADR (a)(b)	$957,500
27,041	Roblox Corp. (a)	1,006,196
59,524	SentinelOne, Inc. (a)	898,217

		2,861,913

Ambulatory Health Care Services - 1.8%
339,474	Invitae Corp. (a)(b)	801,159

Chemical Manufacturing - 7.7%
46,638	Arcturus Therapeutics Holdings, Inc. (a)	985,461
104,744	bluebird bio, Inc. (a)	665,124
89,921	BridgeBio Pharma, Inc. (a)	834,467
21,850	Intellia Therapeutics, Inc. (a)	927,314

		3,412,366

Computer and Electronic Product Manufacturing - 10.5%
10,892	Ambarella Inc. ADR (a)	978,537
113,779	Indie Semiconductor, Inc. (a)(b)	906,819
286,793	MicroVision, Inc. (a)(b)	719,850
383,269	Nano Dimension Ltd. ADR (Israel) (a)	1,057,823
183,905	Vuzix Corp. (a)(b)	958,145

		4,621,174

Electronics and Appliance Stores - 2.3%
66,223	UiPath, Inc. (a)	1,017,185

Food Services and Drinking Places - 2.1%
29,097	Yelp, Inc. (a)	916,846

Management of Companies and Enterprises - 3.4%
72,127	CureVac N.V. ADR (Netherlands) (a)	774,644
50,411	EHang Holdings Ltd. ADR (a)(b)	712,811

		1,487,455

Merchant Wholesalers, Nondurable Goods - 2.1%
178,466	Atara Biotherapeutics, Inc. (a)	904,823

Miscellaneous Manufacturing - 1.7%
454,483	Inovio Pharmaceuticals, Inc. (a)	754,442

Nonmetallic Mineral Product Manufacturing - 0.5%
263,276	View, Inc. (a)	215,886

Nonstore Retailers - 2.0%
208,957	Jumia Technologies AG ADR (Germany) (a)	877,619

Oil and Gas Extraction - 0.9%
405,710	Meta Materials, Inc. (a)	409,767

Printing and Related Support Activities - 1.9%
114,722	Fisker, Inc. (a)(b)	854,679

Professional, Scientific, and Technical Services - 19.3%
61,964	Asana, Inc. (a)	960,442
79,663	Avidity Biosciences, Inc. (a)	1,888,013
13,499	Okta, Inc. (a)	993,661
89,142	Recursion Pharmaceuticals, Inc. (a)	742,553
42,115	Squarespace, Inc. (a)	998,968
486,368	TuSimple Holdings, Inc. (a)	1,021,373
24,633	Unity Software, Inc. (a)	874,964
225,399	Vimeo, Inc. (a)	1,023,312

		8,503,286

Publishing Industries (except Internet) - 7.7%
69,413	C3.ai, Inc. (a)	1,377,848
86,721	Fastly, Inc. (a)	897,562
18,371	Twilio, Inc. (a)	1,099,321

		3,374,731

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 29.2%
467,548	Aeva Technologies, Inc. (a)	790,156
665,351	Aurora Innovation, Inc. (a)	1,210,939
138,159	Benson Hill, Inc. (a)	370,266
297,030	Butterfly Network, Inc. (a)(b)	816,833
469,875	Desktop Metal, Inc. (a)(b)	789,390
475,254	Ginkgo Bioworks Holdings, Inc. Class A (a)	926,745
268,699	Hyliion Holdings Corp. (a)	961,943
316,076	Hyzon Motors, Inc. (a)(b)	673,242
168,696	Inoviz Technologies Ltd. ADR (Israel) (a)	941,324
294,568	Latch, Inc. (a)	270,855
256,280	Ouster, Inc. (a)	366,480
156,336	Planet Labs PBC (a)	773,863
211,087	Rocket Lab USA, Inc. (a)	1,049,102
126,010	Roivant Sciences Ltd. ADR (a)	1,045,883
749,958	Velodyne Lidar, Inc. (a)	877,451
181,583	Virgin Galactic Holdings, Inc. (a)(b)	1,002,338

		12,866,810

	TOTAL COMMON STOCKS (Cost $65,631,395)	$43,880,141

SHORT TERM INVESTMENTS - 14.2%
Money Market Funds - 14.2%
6,249,400	Dreyfus Government Cash Management Institutional Shares, 4.23% (c)(d)	$6,249,400

	TOTAL SHORT TERM INVESTMENTS (Cost $6,249,400)	$6,249,400

	TOTAL INVESTMENTS (Cost $71,880,795) - 113.8%	$50,129,541
	Liabilities in Excess of Other Assets - (13.8)%	(6,089,933)

	TOTAL NET ASSETS - 100.0%	$44,039,608

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion mRNA ETF

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 99.9%
Chemical Manufacturing - 60.1%
1,288	Alnylam Pharmaceuticals, Inc. (a)	$291,603
41,078	Arbutus Biopharma Corp. ADR (Canada) (a)	123,645
11,239	Arcturus Therapeutics Holdings, Inc. (a)	237,480
1,182	BeiGene Ltd. ADR (a)	302,592
4,597	HilleVax, Inc. (a)	78,609
4,319	Intellia Therapeutics, Inc. (a)	183,298
4,597	Ionis Pharmaceuticals, Inc. (a)	183,282
13,004	Maravai LifeSciences Holdings, Inc. (a)	190,639
4,178	PepGen, Inc. (a)	65,260
4,166	PTC Therapeutics, Inc. (a)	191,178
55,517	Sangamo Therapeutics, Inc. (a)	193,754
1,413	Sarepta Therapeutics, Inc. (a)	176,583
9,268	Stoke Therapeutics, Inc. (a)	92,309
998	Vertex Pharmaceuticals, Inc. (a)	322,454

		2,632,686

Management of Companies and Enterprises - 4.2%
17,270	CureVac N.V. ADR (Netherlands) (a)	185,480

Merchant Wholesalers, Durable Goods - 3.9%
11,765	Dyne Therapeutics, Inc. (a)	171,769

Professional, Scientific, and Technical Services - 28.6%
4,983	Arrowhead Pharmaceuticals, Inc. (a)	174,355
7,873	Avidity Biosciences, Inc. (a)	186,590
1,931	BioNTech SE ADR (Germany)	276,925
30,623	Gritstone bio, Inc. (a)	97,381
1,607	Moderna, Inc. (a)	282,929
28,103	ProQR Therapeutics N.V. ADR (Netherlands) (a)	77,564
163,400	Sorrento Therapeutics Inc. (a)	156,619

		1,252,363

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.1%
17,433	Scilex Holding Co. (a)	137,546

	TOTAL COMMON STOCKS (Cost $4,443,321)	$4,379,844

SHORT TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
7,094	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$7,094

	TOTAL SHORT TERM INVESTMENTS (Cost $7,094)	$7,094

	TOTAL INVESTMENTS (Cost $4,450,415) - 100.1%	$4,386,938
	Liabilities in Excess of Other Assets - (0.1)%	(1,389)

	TOTAL NET ASSETS - 100.0%	$4,385,549

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2023.

ADR - American Depository Receipt

Direxion Nanotechnology ETF

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 99.9%
Chemical Manufacturing - 32.3%
752	Aadi Bioscience, Inc. (a)	$9,490
1,501	Alkermes PLC ADR (Ireland) (a)	42,989
162	Alnylam Pharmaceuticals, Inc. (a)	36,677
3,653	Arcturus Therapeutics Holdings, Inc. (a)	77,188
3,347	Beam Therapeutics, Inc. (a)	145,427
487	Cabot Corp.	36,686
1,427	Generation Bio Co. (a)	8,419
721	Intellia Therapeutics, Inc. (a)	30,599
239	Jazz Pharmaceuticals PLC ADR (Ireland) (a)	37,442

		424,917

Computer and Electronic Product Manufacturing - 37.7%
253	AMETEK, Inc.	36,665
43,973	Bionano Genomics, Inc. (a)(b)	79,591
2,371	Bruker Corp.	166,254
135	Danaher Corp.	35,691
626	Lumentum Holdings, Inc. (a)	37,673
20,014	Nano Dimension Ltd. ADR (Israel) (a)(b)	55,239
98	NVE Corp.	7,141
2,323	Seer, Inc. (a)	10,570
66	Thermo Fisher Scientific, Inc.	37,642
5,913	Vuzix Corp. (a)	30,807

		497,273

Machinery Manufacturing - 5.7%
151	IDEX Corp.	36,192
77	Lam Research Corp.	38,508

		74,700

Merchant Wholesalers, Durable Goods - 2.8%
94	KLA-Tencor Corp.	36,893

Merchant Wholesalers, Nondurable Goods - 1.8%
2,888	PDS Biotechnology Corp. (a)	24,057

Miscellaneous Manufacturing - 2.5%
2,496	AngioDynamics, Inc. (a)	32,498

Nonmetallic Mineral Product Manufacturing - 0.6%
9,526	View, Inc. (a)	7,811

Oil and Gas Extraction - 2.6%
34,526	Meta Materials, Inc. (a)	34,871

Professional, Scientific, and Technical Services - 9.7%
211	BioNTech SE ADR (Germany)	30,259
9,672	Liquidia Technologies, Inc. (a)	63,835
193	Moderna, Inc. (a)	33,980

		128,074

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.2%
6,684	Roivant Sciences Ltd. ADR (a)(b)	55,476

	TOTAL COMMON STOCKS (Cost $1,586,267)	$1,316,570

SHORT TERM INVESTMENTS - 12.9%
Money Market Funds - 12.9%
169,816	Dreyfus Government Cash Management Institutional Shares, 4.23% (c)(d)	$169,816

	TOTAL SHORT TERM INVESTMENTS (Cost $169,816)	$169,816

	TOTAL INVESTMENTS (Cost $1,756,083) - 112.8%	$1,486,386
	Liabilities in Excess of Other Assets - (12.8)%	(168,087)

	TOTAL NET ASSETS - 100.0%	$1,318,299

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 99.9%
Accommodation - 1.1%
30,194	Marriott International, Inc. Class A	$5,259,191

Administrative and Support Services - 3.0%
31,541	Atlassian Corp. (a)	5,097,656
18,803	Automatic Data Processing, Inc.	4,245,906
2,398	Booking Holdings, Inc. (a)	5,836,972

		15,180,534

Apparel Manufacturing - 0.9%
14,455	Lululemon Athletica, Inc. (a)	4,435,950

Beverage and Tobacco Product Manufacturing - 2.7%
128,762	Keurig Dr Pepper, Inc.	4,542,723
46,087	Monster Beverage Corp. (a)	4,796,735
25,750	PepsiCo, Inc.	4,403,765

		13,743,223

Broadcasting and Content Providers - 3.4%
15,234	Charter Communications, Inc. (a)	5,854,579
134,657	Comcast Corp. Class A	5,298,753
779,248	Sirius XM Holdings, Inc. (b)	4,511,846
468,652	Warner Bros Discovery, Inc. (a)	6,945,422

		22,610,600

Chemical Manufacturing - 6.6%
17,372	Amgen, Inc.	4,384,693
68,363	AstraZeneca PLC ADR (United Kingdom)	4,468,889
16,296	Biogen, Inc. (a)	4,740,507
53,532	Gilead Sciences, Inc.	4,493,476
6,423	Regeneron Pharmaceuticals, Inc. (a)	4,871,653
35,834	Seagen, Inc. (a)	4,998,126
15,241	Vertex Pharmaceuticals, Inc. (a)	4,924,367

		32,881,711

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 2.1%
40,754	Ross Stores, Inc.	4,816,715

Computer and Electronic Product Manufacturing - 18.9%
71,000	Advanced Micro Devices, Inc. (a)	5,335,650
25,726	Alphabet, Inc. Class A (a)	2,542,758
25,558	Alphabet, Inc. Class C (a)	2,552,478
27,841	Analog Devices, Inc.	4,773,896
34,531	Apple, Inc.	4,982,478
8,361	Broadcom, Inc.	4,891,269
97,138	Cisco Systems, Inc.	4,727,706
15,306	Enphase Energy, Inc. (a)	3,388,442
89,447	Fortinet, Inc. (a)	4,681,656
77,369	GlobalFoundries, Inc. ADR (a)(b)	4,586,434
11,394	IDEXX Laboratories, Inc. (a)	5,474,817
23,276	Illumina, Inc. (a)	4,985,719
172,522	Intel Corp.	4,875,472
119,114	Marvell Technology, Inc.	5,139,769
63,915	Microchip Technology, Inc.	4,961,082
89,198	Micron Technology, Inc.	5,378,639
28,024	NVIDIA Corp.	5,475,049
28,371	NXP Semiconductors NV ADR (Netherlands)	5,229,059
40,551	Qualcomm, Inc.	5,401,799
27,394	Texas Instruments, Inc.	4,854,491

		94,238,663

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 1.0%
47,113	Fiserv, Inc. (a)	5,026,015

Food Manufacturing - 1.9%
70,203	Mondelez International, Inc.	4,594,084
116,344	The Kraft Heinz Co.	4,715,423

		9,309,507

Food Services and Drinking Places - 2.0%
10,429	Cintas Corp.	4,627,764
46,992	Starbucks Corp.	5,128,707

		9,756,471

General Merchandise Retailers - 7.5%
52,859	Amazon.com, Inc. (a)	5,451,349
10,060	Costco Wholesale Corp.	5,142,068
32,558	Dollar Tree, Inc. (a)	4,889,561
113,274	eBay, Inc.	5,607,063
82,073	JD.com, Inc. ADR (China)	4,885,806
5,508	MercadoLibre, Inc. (a)	6,508,749
53,368	Pinduoduo, Inc. ADR (China)(a)	5,228,996

		37,713,592

Health and Personal Care Retailers - 0.9%
118,935	Walgreens Boots Alliance, Inc.	4,383,944

Machinery Manufacturing - 4.1%
44,351	Applied Materials, Inc.	4,944,693
8,091	ASML Holding NV ADR (Netherlands)	5,346,856
163,701	Baker Hughes Co.	5,195,870
10,459	Lam Research Corp.	5,230,546

		20,717,965

Merchant Wholesalers, Durable Goods - 3.0%
76,911	Copart, Inc. (a)	5,123,042
97,015	Fastenal Co.	4,904,108
12,043	KLA-Tencor Corp.	4,726,637

		14,753,787

Miscellaneous Manufacturing - 3.0%
23,430	Align Technology, Inc. (a)	6,319,774
40,519	DexCom, Inc. (a)	4,339,180
17,548	Intuitive Surgical, Inc. (a)	4,311,368

		14,970,322

Motion Picture and Sound Recording Industries - 1.1%
15,976	Netflix, Inc. (a)	5,653,267

Motor Vehicle and Parts Dealers - 0.9%
5,720	O’Reilly Automotive, Inc. (a)	4,532,242

Performing Arts, Spectator Sports, and Related Industries - 1.9%
61,040	Activision Blizzard, Inc.	4,673,833
38,148	Electronic Arts, Inc.	4,908,884

		9,582,717

Professional, Scientific, and Technical Services - 8.0%
83,587	Cognizant Technology Solutions Corp. Class A	5,579,432
38,884	Meta Platforms, Inc. (a)	5,792,550
24,025	Moderna, Inc. (a)	4,229,842
30,753	Palto Alto Networks, Inc. (a)	4,878,656
40,047	Paychex, Inc.	4,639,845
26,539	Verisk Analytics, Inc. Class A	4,824,525
26,510	Workday, Inc. (a)	4,809,709
40,668	Zscaler, Inc. (a)	5,049,339

		39,803,898

Publishing Industries - 8.8%
13,717	Adobe Systems, Inc. (a)	5,079,954
19,129	ANSYS, Inc. (a)	5,095,200
24,138	Autodesk, Inc. (a)	5,193,532
28,454	Cadence Design Systems, Inc. (a)	5,202,245
41,656	CrowdStrike Holdings, Inc. (a)	4,411,370
59,673	Datadog, Inc. (a)	4,464,137
12,059	Intuit, Inc.	5,096,978
18,981	Microsoft Corp.	4,703,682
14,113	Synopsys, Inc. (a)	4,992,474

		44,239,572

Rail Transportation - 0.9%
146,742	CSX Corp.	4,537,263

Rental and Leasing Services - 1.2%
51,850	Airbnb, Inc. (a)	5,761,053

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.5%
630,164	Lucid Group, Inc. (a)(b)	7,366,617

Support Activities for Mining - 1.0%
34,575	Diamondback Energy, Inc.	5,052,099

Telecommunications - 3.1%
67,061	PayPal Holdings, Inc. (a)	5,464,801
32,619	T-Mobile US, Inc. (a)	4,870,343
66,486	Zoom Video Communications, Inc. (a)	4,986,450

		15,321,594

Transportation Equipment Manufacturing - 3.8%
22,143	Honeywell International, Inc.	4,616,373
47,278	Paccar, Inc.	5,167,958
206,600	Rivian Automotive, Inc. (a)	4,008,040
30,910	Tesla Motors, Inc. (a)	5,354,230

		19,146,601

Truck Transportation - 1.0%
15,747	Old Dominion Freight Line, Inc.	5,247,530

Utilities - 3.7%
49,110	American Electric Power Co., Inc.	4,614,375
52,660	Constellation Energy Corp.	4,495,058
110,768	Exelon Corp.	4,673,302
66,422	Xcel Energy, Inc.	4,567,841

		18,350,576

Web Search Portals, Libraries, Archives, and Other Information Services - 0.9%
59,558	CoStar Group, Inc. (a)	4,639,568

	TOTAL COMMON STOCKS (Cost $541,621,974)	$499,032,787

SHORT TERM INVESTMENTS - 3.2%
Money Market Funds - 3.2%
16,037,973	Dreyfus Government Cash Management Institutional Shares, 4.23% (c)(d)	$16,037,973

	TOTAL SHORT TERM INVESTMENTS (Cost $16,037,973)	$16,037,973

	TOTAL INVESTMENTS (Cost $557,659,947) - 103.1%	$515,070,760
	Liabilities in Excess of Other Assets - (3.1)%	(15,313,789)

	TOTAL NET ASSETS - 100.0%	$499,756,971

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion Work From Home ETF

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 99.9%
Administrative and Support Services - 3.4%
3,843	Atlassian Corp. (a)	$621,106
35,206	SentinelOne, Inc. (a)	531,258

		1,152,364

Computer and Electronic Product Manufacturing - 19.7%
8,267	Alphabet, Inc. Class A (a)	817,110
445,706	Avaya Holdings Corp. (a)(b)	159,162
1,790	Broadcom, Inc.	1,047,168
20,097	Cisco Systems, Inc.	978,121
17,933	Fortinet, Inc. (a)	938,613
7,086	International Business Machines Corp.	954,697
19,349	Marvell Technology, Inc.	834,909
12,798	NetApp, Inc.	847,612

		6,577,392

Data Processing, Hosting and Related Services - 5.3%
21,120	RingCentral, Inc. (a)	824,313
7,825	VMware, Inc. (a)	958,328

		1,782,641

Electronics and Appliance Stores - 3.5%
27,010	Smartsheet, Inc. (a)	1,167,102

Management of Companies and Enterprises - 6.6%
9,987	Alibaba Group Holding Ltd. ADR (a)	1,100,568
52,028	America Movil SAB de CV Series L ADR (Mexico)	1,088,946

		2,189,514

Nonstore Retailers - 2.2%
6,988	Amazon.com, Inc. (a)	720,672

Professional, Scientific, and Technical Services - 23.6%
5,641	Meta Platforms, Inc. (a)	840,340
40,266	Nutanix, Inc. (a)	1,122,213
14,786	Okta, Inc. (a)	1,088,397
5,026	Palto Alto Networks, Inc. (a)	797,325
190,081	Rackspace Technology, Inc. (a)	570,243
2,037	ServiceNow, Inc. (a)	927,100
78,746	Sprinklr, Inc. (a)	782,735
5,458	Workday, Inc. (a)	990,245
6,126	Zscaler, Inc. (a)	760,604

		7,879,202

Publishing Industries (except Internet) - 30.4%
2,382	Adobe Systems, Inc. (a)	882,150
226,196	Agora, Inc. ADR (a)	879,902
34,547	Box, Inc. (a)	1,105,159
5,260	CrowdStrike Holdings, Inc. (a)	557,034
6,350	CyberArk Software Ltd. ADR (Israel) (a)	894,588
16,408	DocuSign, Inc. (a)	994,981
1,106,364	Exela Technologies, Inc. (a)	67,378
3,506	Microsoft Corp.	868,822
12,148	Oracle Corp.	1,074,612
19,362	Progress Software Corp.	1,026,960
5,904	Salesforce.com, Inc. (a)	991,695
13,324	Twilio, Inc. (a)	797,308

		10,140,589

Telecommunications - 5.2%
188,497	8x8, Inc. (a)	887,821
11,166	Zoom Video Communications, Inc. (a)	837,450

		1,725,271

	TOTAL COMMON STOCKS (Cost $53,241,316)	$33,334,747

SHORT TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
154,936	Dreyfus Government Cash Management Institutional Shares, 4.23% (c)(d)	$154,936

	TOTAL SHORT TERM INVESTMENTS (Cost $154,936)	$154,936

	TOTAL INVESTMENTS (Cost $53,396,252) - 100.4%	$33,489,683
	Liabilities in Excess of Other Assets - (0.4)%	(126,408)

	TOTAL NET ASSETS - 100.0%	$33,363,275

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion Daily CSI 300 China A Share Bear 1X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 107.4%
Money Market Funds - 107.4%
13,058,148	Dreyfus Government Cash Management Institutional Shares, 4.23% (a)	$13,058,148
1,720,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (a)	1,720,000
4	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (a)	4

	TOTAL SHORT TERM INVESTMENTS (Cost $14,778,152) (b)	$14,778,152

	TOTAL INVESTMENTS (Cost $14,778,152) - 107.4%	$14,778,152
	Liabilities in Excess of Other Assets - (7.4)%	(1,017,175)

	TOTAL NET ASSETS - 100.0%	$13,760,977

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,420,170.

Short Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
3.6500 % representing 1 month SOFR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	UBS Securities LLC	12/13/2023	240,917	$7,057,697	$(511,079)
(2.2000)% representing 1 month SOFR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Barclays	12/20/2023	200,000	5,798,000	(528,018)

					$12,855,697	$(1,039,097)

Direxion Daily S&P 500® Bear 1X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 107.2%
Money Market Funds - 107.2%
384,023,564	Dreyfus Government Cash Management Institutional Shares, 4.23% (a)	$384,023,564
117,480,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (a)	117,480,000
792,887	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (a)	792,887

	TOTAL SHORT TERM INVESTMENTS (Cost $502,296,451) (b)	$502,296,451

	TOTAL INVESTMENTS (Cost $502,296,451) - 107.2%	$502,296,451
	Liabilities in Excess of Other Assets - (7.2)%	(33,585,459)

	TOTAL NET ASSETS - 100.0%	$468,710,992

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $122,155,363.

Short Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
4.2500% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	UBS Securities LLC	12/13/2023	6,263	$25,083,169	$(392,993)
4.6300% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Barclays	12/20/2023	108,715	423,384,179	(18,002,380)

					$448,467,348	$(18,395,373)

Direxion Daily AAPL Bear 1X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 101.1%
Money Market Funds - 101.1%
17,019,525	Dreyfus Government Cash Management Institutional Shares, 4.23% (a)	$17,019,525
2,793,600	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	2,793,600
4,950,087	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (a)	4,950,087

	TOTAL SHORT TERM INVESTMENTS (Cost $24,763,212) (b)	$24,763,212

	TOTAL INVESTMENTS (Cost $24,763,212) - 101.1%	$24,763,212
	Liabilities in Excess of Other Assets - (1.1)%	(267,216)

	TOTAL NET ASSETS - 100.0%	$24,495,996

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,239,757.

Short Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.8000 % representing 1 month SOFR rate + spread	Total return of Apple, Inc.	BNP Paribas	12/5/2023	6,800	$928,200	$(49,614)
4.3000 % representing 1 month SOFR rate + spread	Total return of Apple, Inc.	Goldman Sachs	12/7/2023	56,949	7,937,844	(239,025)
2.8000 % representing 1 month SOFR rate + spread	Total return of Apple, Inc.	Bank of America Merrill Lynch	12/8/2023	50,570	7,248,156	(22,370)
2.3000 % representing 1 month SOFR rate + spread	Total return of Apple, Inc.	Citibank N.A.	12/19/2023	55,451	7,854,922	(124,545)

					$23,969,122	$(435,554)

Direxion Daily AMZN Bear 1X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 112.8%
Money Market Funds - 112.8%
4,141,043	Dreyfus Government Cash Management Institutional Shares, 4.23% (a)	$4,141,043
825,643	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	825,643
2,886,135	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (a)	2,886,135

	TOTAL SHORT TERM INVESTMENTS (Cost $7,852,821) (b)	$7,852,821

	TOTAL INVESTMENTS (Cost $7,852,821) - 112.8%	$7,852,821
	Liabilities in Excess of Other Assets - (12.8)%	(891,877)

	TOTAL NET ASSETS - 100.0%	$6,960,944

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,711,778.

Short Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
4.3000 % representing 1 month SOFR rate + spread	Total return of Amazon.com, Inc.	Goldman Sachs	12/7/2023	13,856	$1,301,994	$(124,277)
2.8000 % representing 1 month SOFR rate + spread	Total return of Amazon.com, Inc.	Bank of America Merrill Lynch	12/8/2023	27,555	2,451,591	(382,642)
2.3000 % representing 1 month SOFR rate + spread	Total return of Amazon.com, Inc.	Citibank N.A.	12/19/2023	26,086	2,333,826	(349,661)

					$6,087,411	$(856,580)

Direxion Daily GOOGL Bear 1X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 103.9%
Money Market Funds - 103.9%
3,819,752	Dreyfus Government Cash Management Institutional Shares, 4.23% (a)	$3,819,752
493,743	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	493,743
1,055,533	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (a)	1,055,533

	TOTAL SHORT TERM INVESTMENTS (Cost $5,369,028) (b)	$5,369,028

	TOTAL INVESTMENTS (Cost $5,369,028) - 103.9%	$5,369,028
	Liabilities in Excess of Other Assets - (3.9)%	(199,338)

	TOTAL NET ASSETS - 100.0%	$5,169,690

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,549,276.

Short Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
4.3000% representing 1 month SOFR rate + spread	Total return of Alphabet, Inc.	Goldman Sachs	12/7/2023	23,226	$2,176,367	$(109,105)
2.8000% representing 1 month SOFR rate + spread	Total return of Alphabet, Inc.	Bank of America Merrill Lynch	12/8/2023	9,659	923,690	(26,800)
2.3000% representing 1 month SOFR rate + spread	Total return of Alphabet, Inc.	Citibank N.A.	12/19/2023	19,419	1,817,550	(97,509)

					$4,917,607	$(233,414)

Direxion Daily MSFT Bear 1X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 101.7%
Money Market Funds - 101.7%
2,297,451	Dreyfus Government Cash Management Institutional Shares, 4.23% (a)	$2,297,451
524,106	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	524,106
897,374	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (a)	897,374
	TOTAL SHORT TERM INVESTMENTS (Cost $3,718,931) (b)	$3,718,931

	TOTAL INVESTMENTS (Cost $3,718,931) - 101.7%	$3,718,931
	Liabilities in Excess of Other Assets - (1.7)%	(62,257)

	TOTAL NET ASSETS - 100.0%	$3,656,674

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,421,480.

Short Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
4.3000% representing 1 month SOFR rate + spread	Total return of Microsoft Corp.	Goldman Sachs	12/7/2023	4,706	$1,155,667	$(4,626)
2.8000% representing 1 month SOFR rate + spread	Total return of Microsoft Corp.	Bank of America Merrill Lynch	12/8/2023	5,682	1,459,819	57,740
2.3000% representing 1 month SOFR rate + spread	Total return of Microsoft Corp.	Citibank N.A.	12/19/2023	4,368	1,102,965	23,964

					$3,718,451	$77,078

Direxion Daily TSLA Bear 1X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 109.2%
Money Market Funds - 109.2%
49,322,727	Dreyfus Government Cash Management Institutional Shares, 4.23% (a)	$49,322,727
10,643,267	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	10,643,267
16,081,133	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (a)	16,081,133

	TOTAL SHORT TERM INVESTMENTS (Cost $76,047,127) (b)	$76,047,127

	TOTAL INVESTMENTS (Cost $76,047,127) - 109.2%	$76,047,127
	Liabilities in Excess of Other Assets - (9.2)%	(6,390,051)

	TOTAL NET ASSETS - 100.0%	$69,657,076

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $38,625,426.

Short Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.8000 % representing 1 month SOFR rate + spread	Total return of Tesla, Inc.	BNP Paribas	12/5/2023	119,275	$17,881,298	$(2,733,155)
4.3000 % representing 1 month SOFR rate + spread	Total return of Tesla, Inc.	Goldman Sachs	12/7/2023	110,917	18,016,769	(1,177,066)
2.8000 % representing 1 month SOFR rate + spread	Total return of Tesla, Inc.	Bank of America Merrill Lynch	12/8/2023	57,032	9,307,159	(552,458)
2.3000 % representing 1 month SOFR rate + spread	Total return of Tesla, Inc.	Citibank N.A.	12/19/2023	114,907	13,974,521	(5,907,399)

					$59,179,747	$(10,370,078)

Direxion Daily AAPL Bull 1.5X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 16.5%
Computer and Electronic Product Manufacturing - 16.5%
11,621	Apple, Inc.	$1,676,794

	TOTAL COMMON STOCKS (Cost $1,730,895)	$1,676,794

SHORT TERM INVESTMENTS - 80.7%
Money Market Funds - 80.7%
4,381,428	Dreyfus Government Cash Management Institutional Shares, 4.23% (a)	$4,381,428

1,257,873	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	1,257,873

2,563,341	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (a)	2,563,341

	TOTAL SHORT TERM INVESTMENTS (Cost $8,202,642)	$8,202,642

	TOTAL INVESTMENTS (Cost $9,933,537) - 97.2% (b)	$9,879,436
	Other Assets in Excess of Liabilities - 2.8%	283,221

	TOTAL NET ASSETS - 100.0%	$10,162,657

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,348,426.

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Apple, Inc.	6.3000 % representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	7,400	$1,010,100	$49,376
Total return of Apple, Inc.	5.3000 % representing 1 month SOFR rate + spread	Goldman Sachs	12/7/2023	34,044	4,634,121	254,579
Total return of Apple, Inc.	6.8000 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	17,136	2,492,774	(43,129)
Total return of Apple, Inc.	6.8000 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	35,448	4,903,553	175,009

					$13,040,548	$435,835

Direxion Daily AMZN Bull 1.5X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
Common Stocks - 19.7%
General Merchandise Retailers - 19.7%
35,650	Amazon.com, Inc.	$3,676,585

	TOTAL COMMON STOCKS (Cost $3,409,631)	$3,676,585

SHORT TERM INVESTMENTS - 61.2%
Money Market Funds - 61.2%
3,435,181	Dreyfus Government Cash Management Institutional Shares, 4.23% (a)	$3,435,181
3,098,335	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	3,098,335
4,902,246	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (a)	4,902,246

	TOTAL SHORT TERM INVESTMENTS (Cost $11,435,762)	$11,435,762

	TOTAL INVESTMENTS (Cost $14,845,393) - 80.9% (b)	$15,112,347
	Other Assets in Excess of Liabilities - 19.1%	3,576,853

	TOTAL NET ASSETS - 100.0%	$18,689,200

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,000,581.

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Amazon.com, Inc.	5.5500 % representing 1 month SOFR rate + spread	Goldman Sachs	12/7/2023	104,673	$10,666,414	$162,020
Total return of Amazon.com, Inc.	6.8000 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	61,207	6,312,278	(32,025)
Total return of Amazon.com, Inc.	7.3000 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	70,303	7,250,348	(51,103)

					$24,229,040	$78,892

Direxion Daily GOOGL Bull 1.5X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 11.8%
Web Search Portals, Libraries, Archives, and Other Information Services - 11.8%
10,101	Alphabet, Inc. Class A (a)	$998,383

	TOTAL COMMON STOCKS (Cost $939,596)	$998,383

SHORT TERM INVESTMENTS - 80.3%
Money Market Funds - 80.3%
3,495,089	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$3,495,089
1,265,825	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (b)	1,265,825
2,022,720	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	2,022,720

	TOTAL SHORT TERM INVESTMENTS (Cost $6,783,634)	$6,783,634

	TOTAL INVESTMENTS (Cost $7,723,230) - 92.1% (c)	$7,782,017
	Other Assets in Excess of Liabilities - 7.9%	663,131

	TOTAL NET ASSETS - 100.0%	$8,445,148

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,288,545.

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of common shares of Alphabet, Inc. Class A	5.5500% representing 1 month SOFR rate + spread	Goldman Sachs	12/7/2023	51,675	$4,747,073	$334,077
Total return of common shares of Alphabet, Inc. Class A	6.8000% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	19,859	1,919,632	31,362
Total return of common shares of Alphabet, Inc. Class A	6.8000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	46,532	4,315,087	252,546

					$10,981,792	$617,985

Direxion Daily MSFT Bull 1.5X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
Common Stocks - 19.6%
Publishing Industries - 19.6%
4,106	Microsoft Corp.	$1,017,508

	TOTAL COMMON STOCKS (Cost $1,009,834)	$1,017,508

SHORT TERM INVESTMENTS - 79.4%
Money Market Funds - 79.4%
2,011,078	Dreyfus Government Cash Management Institutional Shares, 4.23% (a)	$2,011,078
623,555	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	623,555
1,496,904	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (a)	1,496,904

	TOTAL SHORT TERM INVESTMENTS (Cost $4,131,537)	$4,131,537

	TOTAL INVESTMENTS (Cost $5,141,371) - 99.0% (b)	$5,149,045
	Other Assets in Excess of Liabilities - 1.0%	54,732

	TOTAL NET ASSETS - 100.0%	$5,203,777

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,120,459.

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Microsoft Corp.	5.5500 % representing 1 month SOFR rate + spread	Goldman Sachs	12/7/2023	10,783	$2,577,805	$79,247
Total return of Microsoft Corp.	6.8000 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	8,217	2,061,564	(42,807)
Total return of Microsoft Corp.	6.8000 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	8,393	2,072,984	(6,263)

					$6,712,353	$30,177

Direxion Daily TSLA Bull 1.5X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 20.9%
Transportation Equipment Manufacturing - 20.9%
359,976	Tesla Motors, Inc. (a)	$62,355,043

	TOTAL COMMON STOCKS (Cost $58,452,215)	$62,355,043

SHORT TERM INVESTMENTS - 68.9%
Money Market Funds - 68.9%
105,409,895	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$105,409,895
36,118,332	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (b)	36,118,332
64,341,089	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	64,341,089

	TOTAL SHORT TERM INVESTMENTS (Cost $205,869,316)	$205,869,316

	TOTAL INVESTMENTS (Cost $264,321,531) - 89.8% (c)	$268,224,359
	Other Assets in Excess of Liabilities - 10.2%	30,626,723

	TOTAL NET ASSETS - 100.0%	$298,851,082

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $177,737,429.

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Tesla, Inc.	6.3000 % representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	299,075	$45,747,852	$5,821,114
Total return of Tesla, Inc.	7.8000 % representing 1 month SOFR rate + spread	Goldman Sachs	12/7/2023	678,888	120,319,482	(2,045,076)
Total return of Tesla, Inc.	6.8000 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	666,044	115,372,142	(656,701)
Total return of Tesla, Inc.	7.3000 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	583,907	101,144,370	(494,602)

					$382,583,846	$2,624,735

Direxion Daily CSI 300 China A Share Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 44.9%
1,096,728	Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF (a)	$34,228,881

	TOTAL INVESTMENT COMPANIES (Cost $31,718,931)	$34,228,881

SHORT TERM INVESTMENTS - 56.2%
Money Market Funds - 56.2%
32,154,635	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$32,154,635
10,755,020	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	10,755,020

	TOTAL SHORT TERM INVESTMENTS (Cost $42,909,655)	$42,909,655

	TOTAL INVESTMENTS (Cost $74,628,586) - 101.1% (c)	$77,138,536
	Liabilities in Excess of Other Assets - (1.1)%	(820,051)

	TOTAL NET ASSETS - 100.0%	$76,318,485

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,985,945.

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	2.3000 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	773,960	$22,197,173	$2,125,883
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	4.4800 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	2,130,176	61,506,375	5,324,514
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	1.3000 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	889,784	25,964,700	2,003,082

					$109,668,248	$9,453,479

Direxion Daily CSI China Internet Index Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 49.0%
5,947,558	KraneShares CSI China Internet ETF (a)	$201,443,789

	TOTAL INVESTMENT COMPANIES (Cost $177,117,778)	$201,443,789

SHORT TERM INVESTMENTS - 48.5%
Money Market Funds - 48.5%
125,326,700	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$125,326,700
26,449,094	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (b)	26,449,094
47,753,335	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	47,753,335

	TOTAL SHORT TERM INVESTMENTS (Cost $199,529,129)	$199,529,129

	TOTAL INVESTMENTS (Cost $376,646,907) - 97.5% (c)	$400,972,918
	Other Assets in Excess of Liabilities - 2.5%	10,436,697

	TOTAL NET ASSETS - 100.0%	$411,409,615

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $217,019,965.

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of KraneShares CSI China Internet ETF	4.6900% representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	3,523,354	$107,200,409	$11,547,599
Total return of KraneShares CSI China Internet ETF	4.8500% representing 1 month SOFR rate + spread	Goldman Sachs	12/7/2023	4,218,875	132,053,560	10,031,259
Total return of KraneShares CSI China Internet ETF	4.8500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	2,423,357	76,252,512	5,416,316
Total return of KraneShares CSI China Internet ETF	5.0400% representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	4,061,426	125,638,137	11,086,564
Total return of KraneShares CSI China Internet ETF	4.9500% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	4,118,919	130,756,435	8,054,266

					$571,901,053	$46,136,004

Direxion Daily S&P 500® Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 98.1%
111,286	iShares Core S&P 500 ETF (a)	$45,439,186

	TOTAL INVESTMENT COMPANIES (Cost $43,109,410)	$45,439,186

SHORT TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
322,913	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$322,913
6,545	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	6,545

	TOTAL SHORT TERM INVESTMENTS (Cost $329,458)	$329,458

	TOTAL INVESTMENTS (Cost $43,438,868) - 98.8% (c)	$45,768,644
	Other Assets in Excess of Liabilities - 1.2%	561,003

	TOTAL NET ASSETS - 100.0%	$46,329,647

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,671,869.

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	4.5100 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	884	$3,515,398	$83,604
Total return of S&P 500® Index	4.5500 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	10,699	42,342,346	1,098,974

					$45,857,744	$1,182,578

Direxion Daily S&P 500 Equal Weight Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 73.9%
15,900	Invesco S&P 500® Equal Weight ETF (a)	$2,412,507

	TOTAL INVESTMENT COMPANIES (Cost $2,495,607)	$2,412,507

SHORT TERM INVESTMENTS - 25.4%
Money Market Funds - 25.4%
830,702	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$830,702

	TOTAL SHORT TERM INVESTMENTS (Cost $830,702)	$830,702

	TOTAL INVESTMENTS (Cost $3,326,309) - 99.3% (c)	$3,243,209
	Other Assets in Excess of Liabilities - 0.7%	21,301

	TOTAL NET ASSETS - 100.0%	$3,264,510

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $676,252.

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Equal Weight Index	4.8500 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	643	$3,798,115	$145,466
Total return of S&P 500® Equal Weight Index	4.8500 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	25	151,543	2,200

					$3,949,658	$147,666

Direxion Daily MSCI Brazil Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 40.7%
1,877,496	iShares MSCI Brazil Capped ETF (a)	$56,963,229

	TOTAL INVESTMENT COMPANIES (Cost $63,348,926)	$56,963,229

SHORT TERM INVESTMENTS - 55.9%
Money Market Funds - 55.9%
62,649,466	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$62,649,466
1,420	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (b)	1,420
15,658,892	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	15,658,892

	TOTAL SHORT TERM INVESTMENTS (Cost $78,309,778)	$78,309,778

	TOTAL INVESTMENTS (Cost $141,658,704) - 96.6% (c)	$135,273,007
	Other Assets in Excess of Liabilities - 3.4%	4,741,314

	TOTAL NET ASSETS - 100.0%	$140,014,321

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $52,682,401.

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI Brazil Capped ETF	4.8900 % representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	175,683	$4,631,004	$669,799
Total return of iShares MSCI Brazil Capped ETF	3.8000 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	3,144,113	93,909,575	5,068,459
Total return of iShares MSCI Brazil Capped ETF	4.4400 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	3,776,661	100,166,707	13,870,256
Total return of iShares MSCI Brazil Capped ETF	5.0500 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	255,850	7,862,270	356,990

					$206,569,556	$19,965,504

Direxion Daily MSCI India Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 52.6%
676,787	iShares MSCI India ETF (a)	$27,741,499

	TOTAL INVESTMENT COMPANIES (Cost $32,323,547)	$27,741,499

SHORT TERM INVESTMENTS - 55.3%
Money Market Funds - 55.3%
13,401,908	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$13,401,908
6,270,077	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (b)	6,270,077
9,485,643	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	9,485,643

	TOTAL SHORT TERM INVESTMENTS (Cost $29,157,628)	$29,157,628

	TOTAL INVESTMENTS (Cost $61,481,175) - 107.9% (c)	$56,899,127
	Liabilities in Excess of Other Assets - (7.9)%	(4,169,925)

	TOTAL NET ASSETS - 100.0%	$52,729,202

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,433,097.

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI India ETF	5.0900% representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	433,356	$18,461,830	$(789,358)
Total return of iShares MSCI India ETF	4.9500% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	900,000	38,655,000	(2,026,682)
Total return of iShares MSCI India ETF	5.1000% representing 1 month SOFR rate + spread	Barclays	12/20/2023	562,644	24,272,462	(1,398,302)

					$81,389,292	$(4,214,342)

Direxion Daily Cloud Computing Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 82.0%
Administrative and Support Services - 0.8%
640	Alarm.com, Inc. (a)	$34,304
809	nCino, Inc. (a)	23,138

		57,442

Computer and Electronic Product Manufacturing - 0.1%
551	Radware Ltd. ADR (Israel) (a)	11,736

Data Processing, Hosting and Related Services - 6.1%
914	Five9, Inc. (a)	72,005
1,116	RingCentral, Inc. (a)	43,558
2,783	VMware, Inc. (a)	340,834

		456,397

Heavy and Civil Engineering Construction - 0.7%
729	BlackLine, Inc. (a)	52,342

Professional, Scientific, and Technical Services - 26.6%
994	2U, Inc. (a)	8,578
603	DigitalOcean Holdings, Inc. (a)(b)	17,698
912	Freshworks, Inc. (a)	14,756
906	LivePerson, Inc. (a)	11,669
438	Model N, Inc. (a)	17,371
2,933	Nutanix, Inc. (a)	81,743
685	Paycom Software, Inc. (a)	221,899
535	Paylocity Holding Corp. (a)	111,435
546	PROS Holdings, Inc. (a)	13,759
3,651	SAP SE ADR (Germany)	432,753
702	ServiceNow, Inc. (a)	319,501
1,786	Snowflake, Inc. (a)	279,402
877	Unisys Corp. (a)	4,745
1,956	Vimeo, Inc. (a)	8,880
1,688	Workday, Inc. (a)	306,254
1,105	Zscaler, Inc. (a)	137,197

		1,987,640

Publishing Industries (except Internet) - 44.5%
1,527	ACI Worldwide, Inc. (a)	42,649
942	Adobe Systems, Inc. (a)	348,860
2,124	Akamai Technologies, Inc. (a)	188,930
238	AppFolio, Inc. (a)	26,735
1,906	Autodesk, Inc. (a)	410,095
1,291	Bill.com Holdings, Inc. (a)	149,266
582	Blackbaud, Inc. (a)	36,206
1,867	Box, Inc. (a)	59,725
1,052	C3.ai, Inc. (a)	20,882
486	Clearwater Analytics Holdings, Inc. (a)	9,516
1,003	Coupa Software, Inc. (a)	80,160
1,818	CrowdStrike Holdings, Inc. (a)	192,526
2,618	DocuSign, Inc. (a)	158,756
3,680	Dropbox, Inc. (a)	85,486
451	Enfusion, Inc. (a)	5,358
523	Everbridge, Inc. (a)	16,715
1,453	Informatica, Inc. (a)	25,863
120	MicroStrategy, Inc. Class A (a)(b)	30,208
4,943	Oracle Corp.	437,258
637	Paycor HCM, Inc. (a)	15,995
467	Qualys, Inc. (a)	53,873
1,901	Salesforce.com, Inc. (a)	319,311
484	SPS Commerce, Inc. (a)	65,863
4,503	Tuya, Inc. ADR (China) (a)	12,563
2,274	Twilio, Inc. (a)	136,076
362	Upland Software, Inc. (a)	3,160
1,866	Veeva Systems, Inc. (a)	318,246
709	VTEX ADR (United Kingdom) (a)	3,212
583	Workiva, Inc. (a)	50,447
1,585	Zuora, Inc. (a)	12,553

		3,316,493

Telecommunications - 3.2%
1,547	8x8, Inc. (a)	7,286
302	Bandwidth, Inc. (a)	7,514
2,972	Zoom Video Communications, Inc. (a)	222,900

		237,700

	TOTAL COMMON STOCKS (Cost $7,661,487)	$6,119,750

SHORT TERM INVESTMENTS - 16.9%
Money Market Funds - 16.9%
772,530	Dreyfus Government Cash Management Institutional Shares, 4.23% (c)(d)	$772,530
1	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (c)	1
487,348	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (c)	487,348

	TOTAL SHORT TERM INVESTMENTS (Cost $1,259,879)	$1,259,879

	TOTAL INVESTMENTS (Cost $8,921,366) - 98.9% (e)	$7,379,629
	Other Assets in Excess of Liabilities - 1.1%	80,189

	TOTAL NET ASSETS - 100.0%	$7,459,818

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,896,596.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Indxx USA Cloud Computing Index	4.4500 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	8,806	$6,222,950	$325,323
Total return of Indxx USA Cloud Computing Index	4.7000 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	2,982	2,111,269	102,327

					$8,334,219	$427,650

Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 85.2%
Computer and Electronic Product Manufacturing - 5.9%
11,817	Blink Charging Co. (a)	$160,829
12,846	Indie Semiconductor, Inc. (a)	102,383

		263,212

Management of Companies and Enterprises - 1.4%
159,050	Arrival Ltd. ADR (Luxembourg) (a)	63,604

Motor Vehicle and Parts Dealers - 4.0%
25,942	EVgo, Inc. (a)	178,740

Printing and Related Support Activities - 3.6%
21,795	Fisker, Inc. (a)	162,373

Professional, Scientific, and Technical Services - 3.5%
75,394	TuSimple Holdings, Inc. (a)	158,327

Rental and Leasing Services - 2.3%
4,085	Cerence, Inc. (a)	100,164

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 27.6%
22,793	Aeva Technologies, Inc. (a)	38,520
3,773	Allego NV ADR (Netherlands) (a)	16,413
125,188	Canoo Inc. (a)	150,226
13,938	ChargePoint Holdings, Inc. (a)	169,207
15,840	Hyzon Motors, Inc. (a)	33,739
32,864	Lucid Group, Inc. (a)	384,180
35,171	Microvast Holdings, Inc. (a)	57,329
24,196	Nio, Inc. ADR (China) (a)	292,046
12,784	Proterra, Inc. (a)	65,198
13,220	The Lion Electric Co. ADR (Canada) (a)	34,636

		1,241,494

Specialty Trade Contractors - 3.8%
20,205	QuantumScape Corp. (a)	171,945

Transportation Equipment Manufacturing - 33.1%
5,488	Gentex Corp.	161,951
12,098	Li Auto, Inc. ADR (China) (a)	301,240
25,599	Luminar Technologies, Inc. (a)	170,745
60,926	Nikola Corp. (a)	165,110
7,171	Niu Technologies ADR (China) (a)	38,652
1,964	Tesla Motors, Inc. (a)	340,204
29,185	XPeng, Inc. ADR (China) (a)	310,528

		1,488,430

	TOTAL COMMON STOCKS (Cost $3,877,105)	$3,828,289

SHORT TERM INVESTMENTS - 17.7%
Money Market Funds - 17.7%
794,473	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$794,473

	TOTAL SHORT TERM INVESTMENTS (Cost $794,473)	$794,473

	TOTAL INVESTMENTS (Cost $4,671,578) - 102.9% (c)	$4,622,762
	Liabilities in Excess of Other Assets - (2.9)%	(128,678)

	TOTAL NET ASSETS - 100.0%	$4,494,084

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,326,336.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Indxx US Electric and Autonomous Vehicles Index	4.4000 % representing 1 month SOFR rate + spread	Goldman Sachs	12/7/2023	2,810	$2,890,688	$374,205
Total return of Indxx US Electric and Autonomous Vehicles Index	4.3000 % representing 1 month SOFR rate + spread	J.P. Morgan	2/26/2024	1,614	1,847,791	34,274

					$4,738,479	$408,479

Direxion Daily Energy Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 88.3%
Gasoline Stations - 16.8%
463,087	Chevron Corp.	$80,586,400

Machinery Manufacturing - 1.9%
294,484	Baker Hughes Co.	9,346,922

Oil and Gas Extraction - 16.1%
94,541	APA Corp.	4,191,003
231,846	Coterra Energy, Inc.	5,803,105
192,221	Devon Energy Corp.	12,156,056
143,340	EOG Resources, Inc.	18,956,715
107,931	EQT Corp.	3,526,106
186,737	Marathon Oil Corp.	5,129,665
213,815	Occidental Petroleum Corp.	13,853,074
138,976	Phillips 66	13,935,124

		77,550,848

Petroleum and Coal Products Manufacturing - 31.8%
158,521	ConocoPhillips	19,318,954
860,912	Exxon Mobil Corp.	99,874,401
137,806	Marathon Petroleum Corp.	17,710,827
113,362	Valero Energy Corp.	15,874,081

		152,778,263

Pipeline Transportation - 2.4%
358,151	Williams Companies, Inc.	11,546,788

Support Activities for Mining - 15.2%
51,752	Diamondback Energy, Inc.	7,562,002
267,011	Halliburton Co.	11,006,194
81,593	Hess Corp.	12,252,005
69,866	Pioneer Natural Resources Co.	16,093,633
371,306	Schlumberger Ltd. ADR (Curaco) (a)	21,157,016
66,565	Targa Resources Corp.	4,993,706

		73,064,556

Utilities - 4.1%
581,633	Kinder Morgan, Inc.	10,643,884
131,427	ONEOK, Inc.	9,000,121

		19,644,005

	TOTAL COMMON STOCKS (Cost $321,967,625)	$424,517,782

SHORT TERM INVESTMENTS - 12.8%
Money Market Funds - 12.8%
41,177,741	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$41,177,741
20,113,498	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (b)	20,113,498
224,084	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	224,084

	TOTAL SHORT TERM INVESTMENTS (Cost $61,515,323)	$61,515,323

	TOTAL INVESTMENTS (Cost $383,482,948) - 101.1% (c)	$486,033,105
	Liabilities in Excess of Other Assets - (1.1)%	(5,423,616)

	TOTAL NET ASSETS - 100.0%	$480,609,489

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $253,290,589.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Energy Select Sector Index	4.7900 % representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	104,947	$93,425,918	$5,248,019
Total return of Energy Select Sector Index	4.7500 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	160,159	145,087,731	5,573,755
Total return of Energy Select Sector Index	4.9800 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	66,178	59,231,865	2,971,795
Total return of Energy Select Sector Index	4.8000 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	236,992	211,036,636	11,911,941

					$508,782,150	$25,705,510

Direxion Daily Energy Bear 2X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 108.5%
Money Market Funds - 108.5%
36,370,755	Dreyfus Government Cash Management Institutional Shares, 4.23% (a)	$36,370,755
2,720,420	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (a)	2,720,420
1,566,979	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (a)	1,566,979

	TOTAL SHORT TERM INVESTMENTS (Cost $40,658,154) (b)	$40,658,154

	TOTAL INVESTMENTS (Cost $40,658,154) - 108.5%	$40,658,154
	Liabilities in Excess of Other Assets - (8.5)%	(3,184,913)

	TOTAL NET ASSETS - 100.0%	$37,473,241

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $20,284,664.

Short Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
4.3400% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	BNP Paribas	12/5/2023	51,509	$45,854,342	$(2,602,732)
4.3000% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	J.P. Morgan	12/12/2023	7,784	7,154,237	(179,179)
4.6200% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	UBS Securities LLC	12/13/2023	10,056	9,532,634	36,954
4.5000% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	Barclays	12/20/2023	10,007	8,911,033	(507,142)

					$71,452,246	$(3,252,099)

Direxion Daily Fintech Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 79.0%
Administrative and Support Services - 13.6%
372	Coinbase Global, Inc. (a)(b)	$21,755
1,284	dlLocal Ltd. ADR (a)	21,302
315	Envestnet, Inc. (a)	20,475
586	Evertec, Inc.	21,647
135	FleetCor Technologies, Inc. (a)	28,189
788	nCino, Inc. (a)	22,537
2,399	Paymentus Holdings, Inc. (a)	20,847
1,689	Remitly Global, Inc. (a)	20,369
1,126	Upstart Holdings, Inc. (a)(b)	21,034
743	Visa, Inc. Class A	171,046

		369,201

Amusement, Gambling, and Recreation Industries - 2.1%
518	Global Payments, Inc.	58,389

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 3.5%
890	Fiserv, Inc. (a)	94,945

Credit Intermediation and Related Activities - 28.2%
1,352	Affirm Holdings, Inc. (a)(b)	21,889
1,092	American Express Co.	191,023
732	Capital One Financial Corp.	87,108
529	Discover Financial Services	61,750
191	Euronet Worldwide, Inc. (a)	21,522
1,138	Fidelity National Information Services, Inc.	85,395
800	Flywire Corp. (a)	21,576
1,926	LendingClub Corp. (a)	18,663
439	MasterCard, Inc. Class A	162,693
451	Meta Financial Group, Inc.	22,379
608	Nuvei Corp. ADR (Canada) (a)	21,481
867	Synchrony Financial	31,845
1,464	Western Union Co.	20,745

		768,069

Data Processing, Hosting and Related Services - 1.6%
2,309	PagSeguro Digital Ltd. ADR (a)	23,298
113	WEX, Inc. (a)	20,902

		44,200

Heavy and Civil Engineering Construction - 0.8%
293	BlackLine, Inc. (a)	21,037

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.6%
2,331	Marathon Digital Holdings, Inc. (a)(b)	16,807

Management of Companies and Enterprises - 1.7%
7,783	Lufax Holding Ltd. ADR	23,738
2,061	StoneCo Ltd. (a)	23,001

		46,739

Professional, Scientific, and Technical Services - 3.2%
518	Alliance Data Systems Corp.	21,253
135	Jack Henry & Associates, Inc.	24,312
3,232	Riot Blockchain, Inc. (a)	20,265
327	Shift4 Payments, Inc. (a)	20,941

		86,771

Publishing Industries - 6.3%
405	Intuit, Inc.	171,181

Publishing Industries (except Internet) - 8.7%
732	ACI Worldwide, Inc. (a)	20,445
191	Bill.com Holdings, Inc. (a)	22,083
338	Black Knight, Inc. (a)	20,479
1,025	Block, Inc. (a)	83,763
642	Q2 Holdings, Inc. (a)	21,006
428	SS&C Technologies Holdings, Inc.	25,830
935	Toast, Inc. (a)	20,860
1,701	Vertex, Inc. (a)	22,964

		237,430

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.4%
811	Assetmark Financial Holdings, Inc. (a)	21,524
1,025	Paysafe Ltd. (United Kingdom) (a)	21,566
2,151	Robinhood Markets, Inc. (a)	22,392

		65,482

Telecommunications - 6.3%
2,106	PayPal Holdings, Inc. (a)	171,618

	TOTAL COMMON STOCKS (Cost $2,424,812)	$2,151,869

SHORT TERM INVESTMENTS - 21.7%
Money Market Funds - 21.7%
591,627	Dreyfus Government Cash Management Institutional Shares, 4.23% (c)(d)	$591,627

	TOTAL SHORT TERM INVESTMENTS (Cost $591,627)	$591,627

	TOTAL INVESTMENTS (Cost $3,016,439) - 100.7% (e)	$2,743,496
	Liabilities in Excess of Other Assets - (0.7)%	(19,679)

	TOTAL NET ASSETS - 100.0%	$2,723,817

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,298,284.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Indxx US Fintech and Decentralized Finance Index	5.0000 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	1,260	$2,137,556	$252,015
Total return of Indxx US Fintech and Decentralized Finance Index	4.9500 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	470	844,133	49,744

					$2,981,689	$301,759

Direxion Daily Global Clean Energy Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 81.4%
203,321	iShares Global Clean Energy ETF (a)	$4,216,878

	TOTAL INVESTMENT COMPANIES (Cost $4,515,014)	$4,216,878

SHORT TERM INVESTMENTS - 17.9%
Money Market Funds - 17.9%
162,751	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$162,751
765,819	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	765,819

	TOTAL SHORT TERM INVESTMENTS (Cost $928,570)	$928,570

	TOTAL INVESTMENTS (Cost $5,443,584) - 99.3% (c)	$5,145,448
	Other Assets in Excess of Liabilities - 0.7%	37,132

	TOTAL NET ASSETS - 100.0%	$5,182,580

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,670,954.

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of The S&P Global Clean Energy Index	4.7500 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	102,752	$2,123,717	$(2,385)
Total return of The S&P Global Clean Energy Index	4.9500 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	193,699	3,964,944	31,980

					$6,088,661	$29,595

Direxion Daily Gold Miners Index Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 50.6%
8,384,241	VanEck Vectors® Gold Miners ETF (a)	$268,463,397

	TOTAL INVESTMENT COMPANIES (Cost $239,183,788)	$268,463,397

SHORT TERM INVESTMENTS - 48.3%
Money Market Funds - 48.3%
208,735,487	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$208,735,487
18,217,083	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (b)	18,217,083
29,317,466	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	29,317,466

	TOTAL SHORT TERM INVESTMENTS (Cost $256,270,036)	$256,270,036

	TOTAL INVESTMENTS (Cost $495,453,824) - 98.9% (c)	$524,733,433
	Other Assets in Excess of Liabilities - 1.1%	5,351,231

	TOTAL NET ASSETS - 100.0%	$530,084,664

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $322,785,881.

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of VanEck Vectors® Gold Miners ETF	5.0900% representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	4,170,353	$119,897,766	$14,500,282
Total return of VanEck Vectors® Gold Miners ETF	4.9000% representing 1 month SOFR rate + spread	Goldman Sachs	12/7/2023	3,100,000	91,066,938	8,600,073
Total return of VanEck Vectors® Gold Miners ETF	5.1500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	4,114,824	122,539,459	10,325,751
Total return of VanEck Vectors® Gold Miners ETF	5.1500% representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	4,672,812	134,526,297	15,852,508
Total return of VanEck Vectors® Gold Miners ETF	5.4700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	5,151,712	152,197,478	13,886,273
Total return of VanEck Vectors® Gold Miners ETF	4.9000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	3,515,683	102,126,913	11,385,010

					$722,354,851	$74,549,897

Direxion Daily Gold Miners Index Bear 2X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 110.7%
Money Market Funds - 110.7%
103,726,994	Dreyfus Government Cash Management Institutional Shares, 4.23% (a)	$103,726,994
35,238,971	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (a)	35,238,971

	TOTAL SHORT TERM INVESTMENTS (Cost $138,965,965) (b)	$138,965,965

	TOTAL INVESTMENTS (Cost $138,965,965) - 110.7%	$138,965,965
	Liabilities in Excess of Other Assets - (10.7)%	(13,402,060)

	TOTAL NET ASSETS - 100.0%	$125,563,905

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $62,332,455.

Short Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
4.6800% representing 1 month SOFR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	12/5/2023	1,533,465	$46,157,748	$(3,033,208)
4.9500% representing 1 month SOFR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Bank of America Merrill Lynch	12/8/2023	1,305,546	39,081,689	(2,985,286)
4.2500% representing 1 month SOFR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	J.P. Morgan	12/12/2023	1,384,402	41,263,002	(3,293,495)
4.8900% representing 1 month SOFR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	UBS Securities LLC	12/13/2023	2,111,297	64,912,342	(2,952,738)
4.5300% representing 1 month SOFR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Citibank N.A.	12/19/2023	1,508,187	48,615,279	409,908

					$240,030,060	$(11,854,819)

Direxion Daily Junior Gold Miners Index Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 40.4%
3,104,828	VanEck VectorsTM Junior Gold Miners ETF (a)	$120,933,051

	TOTAL INVESTMENT COMPANIES (Cost $109,497,942)	$120,933,051

SHORT TERM INVESTMENTS - 58.9%
Money Market Funds - 58.9%
174,836,311	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$174,836,311
1,716,055	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	1,716,055

	TOTAL SHORT TERM INVESTMENTS (Cost $176,552,366)	$176,552,366

	TOTAL INVESTMENTS (Cost $286,050,308) - 99.3% (c)	$297,485,417
	Other Assets in Excess of Liabilities - 0.7%	2,025,540

	TOTAL NET ASSETS - 100.0%	$299,510,957

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $164,984,702.

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of VanEck VectorsTM Junior Gold Miners ETF	5.0900% representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	4,856,994	$167,975,681	$20,945,930
Total return of VanEck VectorsTM Junior Gold Miners ETF	5.1000% representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	1,403,775	49,693,635	4,847,066
Total return of VanEck VectorsTM Junior Gold Miners ETF	5.1700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	871,103	31,671,285	2,205,883
Total return of VanEck VectorsTM Junior Gold Miners ETF	5.0900% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	5,142,605	182,909,383	17,033,467

					$432,249,984	$45,032,346

Direxion Daily Junior Gold Miners Index Bear 2X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 111.6%
Money Market Funds - 111.6%
97,009,204	Dreyfus Government Cash Management Institutional Shares, 4.23% (a)	$97,009,204
16,212,941	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (a)	16,212,941

	TOTAL SHORT TERM INVESTMENTS (Cost $113,222,145) (b)	$113,222,145

	TOTAL INVESTMENTS (Cost $113,222,145) - 111.6%	$113,222,145
	Liabilities in Excess of Other Assets - (11.6)%	(11,813,130)

	TOTAL NET ASSETS - 100.0%	$101,409,015

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $52,173,942.

Short Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
4.6800 % representing 1 month SOFR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	BNP Paribas	12/5/2023	1,776,263	$62,620,255	$(6,455,849)
4.2000 % representing 1 month SOFR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	J.P. Morgan	12/12/2023	1,023,097	40,667,844	855,723
4.7700 % representing 1 month SOFR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	UBS Securities LLC	12/13/2023	1,577,086	57,735,925	(3,628,800)
4.5800 % representing 1 month SOFR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	Citibank N.A.	12/19/2023	830,709	30,518,087	(1,708,683)

					$191,542,111	$(10,937,609)

Direxion Daily Metal Miners Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 71.5%
Fabricated Metal Product Manufacturing - 4.0%
834	Materion Corp.	$75,268
1,879	Nucor Corp.	317,589

		392,857

Merchant Wholesalers, Durable Goods - 1.0%
1,562	Ryerson Holding, Corp.	59,622
1,168	Schnitzer Steel Industries, Inc.	39,525

		99,147

Mining (except Oil and Gas) - 26.0%
1,819	5E Advanced Materials, Inc. (a)	17,917
1,796	Alpha Metallurgical Resources, Inc.	289,030
1,930	Arch Resources, Inc.	285,679
42,164	Coeur Mining, Inc. (a)	164,018
4,035	Consol Energy, Inc.	233,344
7,159	Freeport-McMoRan Copper & Gold, Inc.	319,435
5,954	Newmont Mining Corp.	315,145
9,842	Peabody Energy Corp. (a)	274,493
2,499	Royal Gold, Inc.	317,448
80,441	Uranium Energy Corp. (a)	324,177

		2,540,686

Primary Metal Manufacturing - 25.3%
6,128	Alcoa Corp.	320,127
7,761	Allegheny Technologies, Inc. (a)	282,423
5,487	Arconic Corp. (a)	128,999
1,703	Carpenter Technology Corp.	82,238
13,978	Century Aluminum Co. (a)	157,113
5,759	Commercial Metals Co.	312,541
380	Haynes International Inc.	21,162
881	Kaiser Aluminum Corp.	77,105
1,361	Reliance Steel & Aluminum Co.	309,559
2,548	Steel Dynamics, Inc.	307,391
4,211	SunCoke Energy Inc.	38,362
3,095	TimkenSteel Corp. (a)	60,879
10,872	United States Steel Corp.	309,743
1,234	Worthington Industries, Inc.	70,178

		2,477,820

Real Estate - 3.0%
8,947	MP Materials Corp. (a)	290,867

Support Activities for Mining - 10.5%
17,823	Cleveland-Cliffs Inc. (a)	380,521
2,459	Compass Minerals International, Inc.	114,737
47,650	Hecla Mining Co.	294,001
3,419	Piedmont Lithium, Inc. (a)	234,680

		1,023,939

Wood Product Manufacturing - 1.7%
3,607	Enviva, Inc.	164,046

	TOTAL COMMON STOCKS (Cost $7,108,026)	$6,989,362

SHORT TERM INVESTMENTS - 27.6%
Money Market Funds - 27.6%
2,347,022	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$2,347,022
355,799	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	355,799

	TOTAL SHORT TERM INVESTMENTS (Cost $2,702,821)	$2,702,821

	TOTAL INVESTMENTS (Cost $9,810,847) - 99.1% (c)	$9,692,183
	Other Assets in Excess of Liabilities - 0.9%	86,188

	TOTAL NET ASSETS - 100.0%	$9,778,371

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,767,925.

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Metals & Mining Select Industry Index	4.7000% representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	3,065	$8,162,311	$764,631
Total return of S&P Metals & Mining Select Industry Index	4.9900% representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	1,231	3,318,392	268,600

					$11,480,703	$1,033,231

Direxion Daily Oil Services Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 67.0%
Machinery Manufacturing - 15.6%
22,875	Baker Hughes Co.	$726,052
6,028	Cactus, Inc.	326,175
2,563	Dril-Quip, Inc. (a)	78,710
18,157	NOV, Inc.	443,757
6,628	Oil States International, Inc (a)	56,736
29,066	TechnipFMC PLC ADR (United Kingdom) (a)	403,727

		2,035,157

Management of Companies and Enterprises - 1.3%
8,701	Expro Group Holdings N.V. ADR (Netherlands) (a)	164,362

Merchant Wholesalers, Durable Goods - 7.1%
11,773	ChampionX Corp.	388,745
14,445	RPC, Inc.	143,294
5,462	Valaris Ltd. ADR (a)	396,760

		928,799

Mining (except Oil and Gas) - 0.7%
7,180	U.S. Silica Holdings, Inc. (a)	87,883

Primary Metal Manufacturing - 3.1%
11,450	Tenaris S.A. ADR (Luxembourg)	405,902

Support Activities for Mining - 39.2%
3,092	Core Laboratories N.V. ADR (Netherlands)	79,155
23,932	Halliburton Co.	986,477
14,398	Helix Energy Solutions Group, Inc. (a)	114,176
7,290	Helmerich & Payne, Inc.	353,128
12,956	Liberty Oilfield Services, Inc.	205,093
1,074	Nabors Industries Ltd. ADR (a)	190,678
24,376	NexTier Oilfield Solutions, Inc. (a)	229,622
9,359	Oceaneering International, Inc. (a)	199,815
20,562	Patterson-UTI Energy, Inc.	345,442
8,996	ProPetro Holding Corp. (a)	89,510
29,650	Schlumberger Ltd. ADR (Curaco) (a)	1,689,457
10,176	Select Energy Services, Inc.	89,345
78,086	Transocean Ltd. ADR (Switzerland) (a)	526,300

		5,098,198

	TOTAL COMMON STOCKS (Cost $7,304,076)	$8,720,301

SHORT TERM INVESTMENTS - 31.3%
Money Market Funds - 31.3%
2,613,016	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$2,613,016
70,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (b)	70,000
1,395,088	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	1,395,088

	TOTAL SHORT TERM INVESTMENTS (Cost $4,078,104)	$4,078,104

	TOTAL INVESTMENTS (Cost $11,382,180) - 98.3% (c)	$12,798,405
	Other Assets in Excess of Liabilities - 1.7%	216,624

	TOTAL NET ASSETS - 100.0%	$13,015,029

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,318,557.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of MVIS US Listed Oil Services 25 Index	5.0000 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	5,490	$3,708,550	$495,415
Total return of MVIS US Listed Oil Services 25 Index	4.8000 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	10,300	6,718,483	1,170,505
Total return of MVIS US Listed Oil Services 25 Index	4.8500 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	6,686	4,719,447	412,415

					$15,146,480	$2,078,335

Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 51.5%
389,691	Global X Robotics & Artificial Intelligence ETF (a)	$9,274,646

	TOTAL INVESTMENT COMPANIES (Cost $9,669,282)	$9,274,646

SHORT TERM INVESTMENTS - 46.3%
Money Market Funds - 46.3%
5,406,433	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$5,406,433
549,299	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (b)	549,299
2,393,510	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	2,393,510

	TOTAL SHORT TERM INVESTMENTS (Cost $8,349,242)	$8,349,242

	TOTAL INVESTMENTS (Cost $18,018,524) - 97.8% (c)	$17,623,888
	Other Assets in Excess of Liabilities - 2.2%	401,422

	TOTAL NET ASSETS - 100.0%	$18,025,310

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,560,954.

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	4.7500 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	488,745	$10,420,996	$1,148,742
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	5.0900 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	432,062	9,689,946	553,354
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	4.9500 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	79,854	1,716,062	172,800
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	5.0500 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	124,387	2,595,957	344,483

					$24,422,961	$2,219,379

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 59.5%
Chemical Manufacturing - 0.6%
1,827,706	Gevo, Inc. (a)	$3,874,737

Gasoline Stations - 2.4%
47,968	Chevron Corp.	8,347,391
291,900	Delek US Holdings, Inc.	7,811,244

		16,158,635

Merchant Wholesalers, Durable Goods - 0.1%
21,023	REX American Resources Corp. (a)	687,873

Merchant Wholesalers, Nondurable Goods - 0.3%
63,448	World Fuel Services Corp.	1,795,579

Mining (except Oil and Gas) - 1.2%
509,082	CNX Resources Corp. (a)	8,516,942

Oil and Gas Extraction - 32.1%
253,340	Antero Resources Corp. (a)	7,306,326
192,517	APA Corp.	8,534,279
120,958	Berry Petroleum Corp.	1,112,814
535,490	Clean Energy Fuels Corp. (a)	3,030,873
576,859	Comstock Resources Inc.	7,008,837
329,197	Coterra Energy, Inc.	8,239,801
87,924	Crescent Energy Co. (b)	1,060,364
135,168	Devon Energy Corp.	8,548,024
402,990	Earthstone Energy, Inc. (a)(b)	5,601,561
66,234	EOG Resources, Inc.	8,759,447
225,927	EQT Corp.	7,381,035
189,287	Green Plains, Inc. (a)	6,581,509
1,285,376	Kosmos Energy Ltd. (a)	10,167,324
318,603	Magnolia Oil & Gas Corp.	7,522,217
307,939	Marathon Oil Corp.	8,459,084
147,245	Matador Resources Co.	9,741,729
196,702	Murphy Oil Corp.	8,578,174
232,629	Northern Oil and Gas, Inc.	7,797,724
61,461	Oasis Petroleum, Inc.	8,809,205
128,737	Occidental Petroleum Corp.	8,340,870
172,528	Ovintiv, Inc.	8,493,553
150,955	Par Pacific Holdings, Inc. (a)	4,035,027
130,358	PDC Energy, Inc.	8,829,147
82,234	Phillips 66	8,245,603
319,538	Range Resources Corp.	7,994,841
77,019	Ranger Oil Corp.	3,234,798
93,777	SilverBow Resources, Inc. (a)(b)	2,463,522
63,723	Sitio Royalties Corp.	1,693,120
232,442	SM Energy Co.	7,640,369
1,375,216	Southwestern Energy Co. (a)	7,591,192
210,462	Talos Energy, Inc. (a)	4,169,252
2,969,000	Tellurian, Inc. (a)	5,908,310
454,390	VAALCO Energy, Inc.	2,112,914
828,747	W&T Offshore, Inc. (a)	5,154,806

		220,147,651

Petroleum and Coal Products Manufacturing - 11.2%
73,248	ConocoPhillips	8,926,734
168,572	CVR Energy, Inc.	5,596,590
77,832	Exxon Mobil Corp.	9,029,290
165,411	HF Sinclair Corp.	9,411,886
75,438	Marathon Petroleum Corp.	9,695,292
247,583	PBF Energy, Inc.	10,396,010
70,289	Valero Energy Corp.	9,842,569
678,826	Vertex Energy, Inc. (a)(b)	4,941,853
160,182	Vital Energy, Inc. (a)	9,015,043

		76,855,267

Printing and Related Support Activities - 1.5%
937,065	Permian Resources Corp.	10,185,897

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.0%
3,385	Texas Pacific Land Corp.	6,755,952

Support Activities for Mining - 9.1%
128,536	California Resources Corp.	5,492,343
235,637	Callon Petroleum Co. (a)	10,026,354
143,547	Civitas Resources, Inc.	9,553,053
98,746	Denbury, Inc. (a)	8,569,178
62,182	Diamondback Energy, Inc.	9,086,034
22,071	Gulfport Energy Corp. (a)	1,504,139
62,318	Hess Corp.	9,357,671
37,656	Pioneer Natural Resources Co.	8,674,059

		62,262,831

	TOTAL COMMON STOCKS (Cost $406,681,174)	$407,241,364

SHORT TERM INVESTMENTS - 38.9%
Money Market Funds - 38.9%
216,671,951	Dreyfus Government Cash Management Institutional Shares, 4.23% (c)(d)	$216,671,951
22,382,471	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (c)	22,382,471
27,710,729	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (c)	27,710,729

	TOTAL SHORT TERM INVESTMENTS (Cost $266,765,151)	$266,765,151

	TOTAL INVESTMENTS (Cost $673,446,325) - 98.4% (e)	$674,006,515
	Other Assets in Excess of Liabilities - 1.6%	10,973,727

	TOTAL NET ASSETS - 100.0%	$684,980,242

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $450,815,494.

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	4.8400 % representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	38,324	$201,903,096	$5,371,567
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	4.8000 % representing 1 month SOFR rate + spread	Goldman Sachs	12/7/2023	26,119	131,734,883	9,778,525
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	4.7000 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	26,802	140,422,439	4,810,629
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	4.5500 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	25,662	136,918,483	1,978,012
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	4.5700 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	9,842	51,874,760	1,386,390
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	4.6700 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	50,319	262,336,428	10,094,419

					$925,190,089	$33,419,542

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 106.9%
Money Market Funds - 106.9%
60,533,592	Dreyfus Government Cash Management Institutional Shares, 4.23% (a)	$60,533,592
9,820,398	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	9,820,398
26,430,531	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (a)	26,430,531

	TOTAL SHORT TERM INVESTMENTS (Cost $96,784,521) (b)	$96,784,521

	TOTAL INVESTMENTS (Cost $96,784,521) - 106.9%	$96,784,521
	Liabilities in Excess of Other Assets - (6.9)%	(6,213,648)

	TOTAL NET ASSETS - 100.0%	$90,570,873

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $42,806,646.

Short Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
4.5000% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Goldman Sachs	12/7/2023	7,590	$38,324,614	$(2,806,623)
4.5000% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Bank of America Merrill Lynch	12/8/2023	8,199	43,899,830	(582,875)
3.9000% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	J.P. Morgan	12/12/2023	4,656	25,165,866	(57,340)
4.3300% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	UBS Securities LLC	12/13/2023	7,485	39,261,669	(1,242,039)
4.2500% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Citibank N.A.	12/19/2023	5,387	27,964,187	(1,216,611)

					$174,616,166	$(5,905,488)

Direxion Daily Select Large Caps & FANGs Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 73.5%
Administrative and Support Services - 3.8%
2,441	Atlassian Corp. (a)	$394,514

Computer and Electronic Product Manufacturing - 28.6%
4,957	Advanced Micro Devices, Inc. (a)	372,518
3,790	Alphabet, Inc. Class A (a)	374,604
2,193	Analog Devices, Inc.	376,034
2,598	Apple, Inc.	374,865
633	Broadcom, Inc. (a)	370,311
1,922	NVIDIA Corp.	375,501
3,916	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan) (a)	363,131
2,091	Texas Instruments, Inc. (a)	370,546

		2,977,510

Motion Picture and Sound Recording Industries - 3.5%
1,018	Netflix, Inc. (a)	360,230

General Merchandise Retailers - 3.8%
3,844	Amazon.com, Inc. (a)	396,432

Professional, Scientific, and Technical Services - 11.1%
2,587	Meta Platforms, Inc. (a)	385,385
835	ServiceNow, Inc. (a)	380,034
2,540	Snowflake, Inc. (a)	397,358

		1,162,777

Publishing Industries - 14.6%
3,540	CrowdStrike Holdings, Inc. (a)	374,886
5,025	Datadog, Inc. (a)	375,920
922	Intuit, Inc.	389,702
1,530	Microsoft Corp.	379,149

		1,519,657

Transportation Equipment Manufacturing - 8.1%
20,514	Rivian Automotive, Inc. (a)	397,972
2,573	Tesla Motors, Inc. (a)	445,695

		843,667

	TOTAL COMMON STOCKS (Cost $7,706,497)	$7,654,787

SHORT TERM INVESTMENTS - 23.9%
Money Market Funds - 23.9%
2,280,895	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$2,280,895
50,004	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (b)	50,004
162,346	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	162,346

	TOTAL SHORT TERM INVESTMENTS (Cost $2,493,245)	$2,493,245

	TOTAL INVESTMENTS (Cost $10,199,742) - 97.4% (c)	$10,148,032
	Other Assets in Excess of Liabilities - 2.6%	274,848

	TOTAL NET ASSETS - 100.0%	$10,422,880

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,933,833.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of ICE FANG 20 Index	4.8900 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	49,908	$10,204,381	$626,219
Total return of ICE FANG 20 Index	4.9500 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	10,617	2,249,689	55,812

					$12,454,070	$682,031

Direxion Daily Software Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 74.6%
Administrative and Support Services - 0.6%
86	Alarm.com, Inc. (a)	$4,610
95	Envestnet, Inc. (a)	6,175
131	nCino, Inc. (a)	3,747
361	SentinelOne, Inc. (a)	5,447
81	Sprout Social, Inc. (a)	5,181

		25,160

Computer and Electronic Product Manufacturing - 4.0%
890	BlackBerry, Ltd. ADR (Canada) (a)	3,782
106	Dolby Laboratories, Inc.	8,433
1,111	Fortinet, Inc. (a)	58,150
51	InterDigital, Inc.	3,567
235	NCR Corp. (a)	6,444
182	Roper Technologies, Inc.	77,669
174	Teradata Corp. (a)	6,069

		164,114

Data Processing, Hosting and Related Services - 1.5%
121	Five9, Inc. (a)	9,532
70	Pegasystems, Inc.	2,722
132	RingCentral, Inc. (a)	5,152
356	VMware, Inc. (a)	43,599

		61,005

Electronics and Appliance Stores - 0.5%
224	Smartsheet, Inc. (a)	9,679
600	UiPath, Inc. (a)	9,216

		18,895

Food Services and Drinking Places - 0.3%
107	Manhattan Associates, Inc. (a)	13,949

Heavy and Civil Engineering Construction - 0.2%
93	BlackLine, Inc. (a)	6,677

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.0% (†)
190	Marathon Digital Holdings, Inc. (a)(b)	1,370

Merchant Wholesalers, Durable Goods - 0.2%
34	Agilysys, Inc. (a)	2,841
100	New Relic, Inc. (a)	6,105

		8,946

Motion Picture and Sound Recording Industries - 0.8%
180	Adeia, Inc.	1,971
270	Take-Two Interactive Software, Inc. (a)	30,572

		32,543

Other Information Services - 0.1%
114	LiveRamp Holdings, Inc. (a)	3,051

Performing Arts, Spectator Sports, and Related Industries - 3.7%
1,220	Activision Blizzard, Inc.	93,416
449	Electronic Arts, Inc.	57,777

		151,193

Professional, Scientific, and Technical Services - 12.5%
109	A10 Networks, Inc.	1,687
105	Alteryx, Inc. (a)	5,826
211	AppLovin Corp. (a)	2,680
129	Asana, Inc. (a)	1,999
50	Aspen Technology, Inc. (a)	9,937
154	Digital Turbine, Inc. (a)	2,673
127	DoubleVerify Holdings, Inc. (a)	3,453
132	Elastic NV ADR (Netherlands) (a)	7,767
276	Freshworks, Inc. (a)	4,466
26	Intapp, Inc. (a)	753
77	Jamf Holding Corp. (a)	1,530
120	LivePerson, Inc. (a)	1,546
57	Model N, Inc. (a)	2,261
219	Momentive Global, Inc. (a)	1,688
394	Nutanix, Inc. (a)	10,981
463	Open Text Corp. ADR (Canada)	15,534
3,018	Palantir Technologies, Inc. (a)	23,480
515	Palto Alto Networks, Inc. (a)	81,700
83	Paycom Software, Inc. (a)	26,887
71	Paylocity Holding Corp. (a)	14,789
118	Procore Technologies, Inc. (a)	6,602
70	PROS Holdings, Inc. (a)	1,764
189	Qualtrics International, Inc. (a)	2,981
346	ServiceNow, Inc. (a)	157,475
1,723	Snap, Inc. (a)	19,918
185	Sumo Logic, Inc. (a)	2,189
418	Unity Software, Inc. (a)	14,847
112	Verint Systems, Inc. (a)	4,253
344	Workday, Inc. (a)	62,412
145	Zscaler, Inc. (a)	18,003

		512,081

Publishing Industries - 0.6%
256	Splunk, Inc. (a)	24,517

Publishing Industries (except Internet) - 48.8%
193	ACI Worldwide, Inc. (a)	5,390
720	Adobe Systems, Inc. (a)	266,645
90	Altair Engineering, Inc. (a)	4,779
149	ANSYS, Inc. (a)	39,688
32	AppFolio, Inc. (a)	3,595
70	Appian, Corp. (a)	2,896
370	Autodesk, Inc. (a)	79,609
337	Bentley Systems, Inc.	13,160
163	Bill.com Holdings, Inc. (a)	18,846
267	Black Knight, Inc. (a)	16,178
76	Blackbaud, Inc. (a)	4,728
244	Box, Inc. (a)	7,806
144	C3.ai, Inc. (a)	2,858
470	Cadence Design Systems, Inc. (a)	85,930
263	Ceridian HCM Holding, Inc. (a)	19,010
129	Clear Secure, Inc.	4,049
76	CommVault Systems, Inc. (a)	4,729
263	Confluent, Inc. (a)	6,075
30	Consensus Cloud Solutions, Inc. (a)	1,763
130	Coupa Software, Inc. (a)	10,390
368	CrowdStrike Holdings, Inc. (a)	38,971
425	Datadog, Inc. (a)	31,794
145	Descartes Systems Group, Inc. ADR (Canada) (a)	10,588
344	DocuSign, Inc. (a)	20,860
462	Dropbox, Inc. (a)	10,732
130	Duck Creek Technologies, Inc. (a)	2,461
345	Dynatrace, Inc. (a)	13,258
68	Everbridge, Inc. (a)	2,173
43	Fair Isaac Corp. (a)	28,636
103	GitLab, Inc. (a)	5,089
140	Guidewire Software, Inc. (a)	10,254
83	HubSpot, Inc. (a)	28,802
483	Intuit, Inc.	204,150
232	Lightspeed Commerce, Inc. ADR (Canada) (a)	4,199
968	Microsoft Corp.	239,880
16	MicroStrategy, Inc. Class A (a)	4,028
115	N-able, Inc. (a)	1,181
993	NortonLifeLock, Inc.	22,849
2,633	Oracle Corp.	232,915
139	PagerDuty, Inc. (a)	4,141
81	Paycor HCM, Inc. (a)	2,034
55	PowerSchool Holdings, Inc. (a)	1,239
74	Progress Software Corp.	3,925
181	PTC, Inc. (a)	24,413
99	Q2 Holdings, Inc. (a)	3,239
59	Qualys, Inc. (a)	6,806
101	Rapid7, Inc. (a)	4,027
1,713	Salesforce.com, Inc. (a)	287,733
80	SolarWinds Corp. (a)	813
62	SPS Commerce, Inc. (a)	8,437
262	Synopsys, Inc. (a)	92,682
193	Tenable Holdings, Inc. (a)	7,764
71	Tyler Technologies, Inc. (a)	22,917
189	Varonis Systems, Inc. (a)	4,884
78	Workiva, Inc. (a)	6,749
215	Zeta Global Holdings Corp. (a)	1,952
212	Zuora, Inc. (a)	1,679

		1,996,378

Rental and Leasing Services - 0.0%(†)
67	Cerence, Inc. (a)	1,643

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
295	E2open, Inc. (a)	2,036
379	Matterport, Inc. (a)	1,334

		3,370

Telecommunications - 0.7%
378	Zoom Video Communications, Inc. (a)	28,350

	TOTAL COMMON STOCKS (Cost $3,500,827)	$3,053,242

SHORT TERM INVESTMENTS - 21.6%
Money Market Funds - 21.6%
594,808	Dreyfus Government Cash Management Institutional Shares, 4.23% (c)(d)	$594,808
290,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (c)	290,000

	TOTAL SHORT TERM INVESTMENTS (Cost $884,808)	$884,808

	TOTAL INVESTMENTS (Cost $4,385,635) - 96.2% (e)	$3,938,050
	Other Assets in Excess of Liabilities - 3.8%	156,578

	TOTAL NET ASSETS - 100.0%	$4,094,628

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.005%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,576,789.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P North American Expanded Technology Software Index	4.9900 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	6,342	$3,290,883	$172,111
Total return of S&P North American Expanded Technology Software Index	4.9000 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	3,020	1,556,652	91,118

					$4,847,535	$263,229

Direxion Daily TIPS Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 81.6%
38,053	iShares TIPS Bond ETF (a)	$4,134,458

	TOTAL INVESTMENT COMPANIES (Cost $4,501,759)	$4,134,458

SHORT TERM INVESTMENTS - 15.2%
Money Market Funds - 15.2%
768,843	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$768,843

	TOTAL SHORT TERM INVESTMENTS (Cost $768,843)	$768,843

	TOTAL INVESTMENTS (Cost $5,270,602) - 96.8% (c)	$4,903,301
	Other Assets in Excess of Liabilities - 3.2%	160,809

	TOTAL NET ASSETS - 100.0%	$5,064,110

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,158,630.

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares TIPS Bond ETF	4.4500 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	55,166	$5,982,194	$(6,462)

					$5,982,194	$(6,462)

Direxion Daily TIPS Bear 2X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 99.2%
Money Market Funds - 99.2%
5,433,086	Dreyfus Government Cash Management Institutional Shares, 4.23% (a)	$5,433,086
1,130,085	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (a)	1,130,085

	TOTAL SHORT TERM INVESTMENTS (Cost $6,563,171) (b)	$6,563,171

	TOTAL INVESTMENTS (Cost $6,563,171) - 99.2%	$6,563,171
	Other Assets in Excess of Liabilities - 0.8%	51,801

	TOTAL NET ASSETS - 100.0%	$6,614,972

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,131,065.

Short Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
4.1500% representing 1 month SOFR rate + spread	Total return of iShares TIPS Bond ETF	J.P. Morgan	12/12/2023	57,137	$6,230,790	$42,750
4.2400% representing 1 month SOFR rate + spread	Total return of iShares TIPS Bond ETF	UBS Securities LLC	12/13/2023	64,630	7,012,825	6,445

					$13,243,615	$49,195

Direxion Daily Travel & Vacation Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 63.0%
Accommodation - 22.6%
2,858	Boyd Gaming Co.	$178,082
4,306	Caesars Entertainment Inc. (a)	224,170
1,403	Choice Hotels International, Inc.	172,415
3,269	Hilton Grand Vacations, Inc. (a)	154,820
5,004	Hilton Worldwide Holdings, Inc.	726,030
14,910	Host Hotels & Resorts, Inc.	281,054
6,868	Huazhu Group Ltd. ADR	326,093
1,629	Hyatt Hotels Corp. (a)	177,756
5,061	InterContinental Hotels Group PLC ADR (United Kingdom)	358,066
9,504	Las Vegas Sands Corp. (a)	560,736
4,272	Marriott International, Inc. Class A	744,097
12,528	Melco Crown Entertainment Ltd. ADR (a)	171,132
7,927	MGM Resorts International	328,257
10,448	Park Hotels & Resorts, Inc.	153,690
4,829	Penn National Gaming, Inc. (a)	171,188
11,593	Sunstone Hotel Investors, Inc.	127,407
3,778	Travel + Leisure Co.	160,074
914	Vail Resorts, Inc.	239,779
2,876	Wyndham Hotels & Resorts, Inc.	222,919

		5,477,765

Administrative and Support Services - 6.0%
344	Booking Holdings, Inc. (a)	837,330
4,017	Live Nation Entertainment, Inc. (a)	323,328
5,326	Six Flags Entertainment Corp. (a)	143,003
6,772	TripAdvisor, Inc. (a)	157,788

		1,461,449

Air Transportation - 10.7%
4,402	Alaska Air Group, Inc. (a)	225,999
1,442	Allegiant Travel Co. (a)	124,055
18,199	American Airlines Group, Inc. (a)	293,732
14,949	Delta Air Lines, Inc. (a)	584,506
17,467	JetBlue Airways Corp. (a)	139,736
3,752	Ryanair Holdings PLC ADR (Ireland) (a)	339,668
10,882	Southwest Airlines Co.	389,249
6,196	Spirit Airlines, Inc.	122,929
7,758	United Continental Holdings, Inc. (a)	379,832

		2,599,706

Amusement, Gambling, and Recreation Industries - 4.9%
2,020	SeaWorld Entertainment, Inc. (a)	126,028
7,293	The Walt Disney Co. (a)	791,217
2,600	Wynn Resorts Ltd. (a)	269,464

		1,186,709

Data Processing, Hosting and Related Services - 3.4%
7,346	Airbnb, Inc. (a)	816,214

Management of Companies and Enterprises - 4.4%
31,524	Carnival Corp. ADR (Panama) (a)	341,090
12,949	Norwegian Cruise Line Holdings Ltd. ADR (a)	196,954
14,369	Trip.com Group Ltd. ADR (China) (a)	528,204

		1,066,248

Other Information Services - 0.5%
19,766	Sabre Corp. (a)	134,607

Performing Arts, Spectator Sports, and Related Industries - 1.0%
956	Churchill Downs, Inc.	237,184

Real Estate - 5.9%
8,656	Apple Hospitality REIT, Inc.	153,471
5,683	Gaming & Leisure Properties, Inc.	304,381
1,196	Marriott Vacations Worldwide Corp.	191,408
7,454	Pebblebrook Hotel Trust	122,246
1,821	Ryman Hospitality Properties, Inc.	169,153
14,431	VICI Properties, Inc.	493,251

		1,433,910

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.5%
23,075	Virgin Galactic Holdings, Inc. (a)(b)	127,374

Support Activities for Transportation - 1.8%
3,764	Expedia, Inc. (a)	430,225

Water Transportation - 1.3%
5,041	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	327,363

	TOTAL COMMON STOCKS (Cost $17,239,280)	$15,298,754

SHORT TERM INVESTMENTS - 35.5%
Money Market Funds - 35.5%
7,594,063	Dreyfus Government Cash Management Institutional Shares, 4.23% (c)(d)	$7,594,063
2	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (c)	2
1,036,273	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (c)	1,036,273

	TOTAL SHORT TERM INVESTMENTS (Cost $8,630,338)	$8,630,338

	TOTAL INVESTMENTS (Cost $25,869,618) - 98.5% (e)	$23,929,092
	Other Assets in Excess of Liabilities - 1.5%	357,055

	TOTAL NET ASSETS - 100.0%	$24,286,147

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,830,659.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of BlueStar® Travel and Vacation Index	4.8000 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	18,494	$2,573,406	$82,595
Total return of BlueStar® Travel and Vacation Index	4.7500 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	212,943	27,590,776	2,886,705

					$30,164,182	$2,969,300

Direxion Daily US Infrastructure Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 86.7%
Administrative and Support Services - 2.0%
313	Mastec, Inc. (a)	$30,746
222	NV5 Global, Inc. (a)	29,590

		60,336

Air Transportation - 1.0%
298	Atlas Air Worldwide Holdings, Inc. (a)	30,459

Computer and Electronic Product Manufacturing - 1.0%
531	Itron, Inc. (a)	30,516

Construction of Buildings - 2.1%
311	Dycom Industries, Inc. (a)	29,660
3,503	Tutor Perini Corp. (a)	32,123

		61,783

Couriers and Messengers - 1.0%
1,091	Air Transport Services Group, Inc. (a)	30,886

Electrical Equipment, Appliance, and Component Manufacturing - 1.0%
761	Powell Industries, Inc.	30,212

Energy - 1.0%
962	FLEX LNG Ltd. ADR	29,918

Fabricated Metal Product Manufacturing - 1.0%
94	Valmont Industries, Inc.	30,995

Heavy and Civil Engineering Construction - 6.4%
1,158	Construction Partners, Inc. (a)	32,760
762	Granite Construction, Inc.	32,446
4,407	Great Lakes Dredge & Dock Corp. (a)	30,320
315	MYR Group, Inc. (a)	31,204
1,191	Primoris Services Corp.	31,681
929	Sterling Construction Co., Inc. (a)	33,806

		192,217

Machinery Manufacturing - 2.1%
545	Arcosa, Inc.	32,302
2,316	TechnipFMC PLC ADR (United Kingdom) (a)	32,169

		64,471

Management of Companies and Enterprises - 2.0%
844	Brookfield Infrastructure Partners L.P.	29,827
2,195	Frontline PLC ADR (b)	30,357

		60,184

Pipeline Transportation - 1.0%
650	Scorpio Tankers, Inc. ADR (Monaco)	31,115

Professional, Scientific, and Technical Services - 5.1%
353	AECOM	30,806
842	Fluor Corp. (a)	30,944
252	Jacobs Solutions, Inc.	31,135
593	Stantec, Inc. ADR (Canada)	30,931
197	Tetra Tech, Inc.	30,637

		154,453

Publishing Industries (except Internet) - 0.9%
4,833	21Vianet Group, Inc. ADR (China) (a)	28,418

Rail Transportation - 3.9%
246	Canadian National Railway Co. ADR (Canada)	29,296
381	Canadian Pacific Railway Ltd. ADR (Canada)	30,061
949	CSX Corp.	29,343
145	Union Pacific Corp.	29,608

		118,308

Real Estate - 4.2%
141	American Tower Corp.	31,498
210	Crown Castle International Corp.	31,103
284	Digital Realty Trust, Inc.	32,552
4,842	Uniti Group, Inc.	31,909

		127,062

Rental and Leasing Services - 2.1%
1,675	Global Ship Lease, Inc. ADR (United Kingdom)	31,038
325	Ryder System, Inc.	30,683

		61,721

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.3%
11,429	Cyxtera Technologies, Inc. (a)	36,801
3,681	DHT Holdings, Inc. ADR	31,546
1,264	GDS Holdings Ltd. ADR (China) (a)	29,514
1,963	Verra Mobility Corp. (a)	30,289

		128,150

Software & Services - 1.0%
3,577	Chindata Group Holdings Ltd. ADR (a)	29,653

Specialty Trade Contractors - 1.0%
203	Quanta Services, Inc.	30,894

Support Activities for Transportation - 6.2%
4,736	Daseke, Inc. (a)	33,057
291	Forward Air Corp.	31,384
367	Hub Group, Inc. (a)	31,294
157	J.B. Hunt Transport Services, Inc.	29,681
475	Matson, Inc.	31,407
119	Norfolk Southern Corp.	29,252

		186,075

Telecommunications - 5.3%
790	Argan, Inc.	30,802
2,498	DigitalBridge Group, Inc. (a)	36,971
42	Equinix, Inc.	31,002
3,898	IHS Holding Ltd. ADR (a)	29,937
106	SBA Communications Corp.	31,538

		160,250

Transportation Equipment Manufacturing - 3.2%
2,415	Embraer SA ADR (Brazil) (a)	31,130
1,074	The Greenbrier Companies, Inc.	33,208
293	Wabtec Corp.	30,416

		94,754

Truck Transportation - 10.4%
373	ArcBest Corp.	31,127
1,798	Heartland Express, Inc.	30,242
530	Knight-Swift Transportation Holdings, Inc. Class A	31,323
1,511	Marten Transport Ltd.	33,378
94	Old Dominion Freight Line, Inc.	31,325
116	Saia, Inc. (a)	31,642
1,176	Schneider National, Inc.	31,164
279	TFI International, Inc. ADR (Canada)	31,053
853	Universal Logistics Holdings, Inc.	30,640
662	Werner Enterprises, Inc.	31,094

		312,988

Utilities - 8.2%
4,165	Algonquin Power & Utilities Corp. ADR (Canada)	30,405
328	American Electric Power Co., Inc.	30,819
430	Black Hills Corp.	31,123
1,004	MDU Resources Group, Inc.	31,034
1,122	NiSource, Inc.	31,136
938	NRG Energy, Inc.	32,098
335	Ormat Technologies, Inc.	31,004
447	Xcel Energy, Inc.	30,740

		248,359

Water Transportation - 9.3%
2,007	Atlas Corp. ADR (United Kingdom)	29,724
2,999	Costamare, Inc. ADR (Marshall Islands)	30,440
527	Danaos Corp. ADR (Greece)	31,188
566	Eagle Bulk Shipping, Inc. ADR	32,420
1,905	Euronav NV ADR (Belgium)	29,985
473	Kirby Corp. (a)	33,479
3,044	SFL Corp. Ltd. ADR	30,988
1,391	Star Bulk Carriers Corp. ADR (Greece)	31,603
1,618	ZIM Integrated Shipping Services Ltd. ADR (United Kingdom) (b)	30,661

		280,488

	TOTAL COMMON STOCKS (Cost $2,436,555)	$2,614,665

SHORT TERM INVESTMENTS - 16.8%
Money Market Funds - 16.8%
254,803	Dreyfus Government Cash Management Institutional Shares, 4.23% (c)(d)	$254,803
250,452	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (c)	250,452

	TOTAL SHORT TERM INVESTMENTS (Cost $505,255)	$505,255

	TOTAL INVESTMENTS (Cost $2,941,810) - 103.5% (e)	$3,119,920
	Liabilities in Excess of Other Assets - (3.5)%	(105,688)

	TOTAL NET ASSETS - 100.0%	$3,014,232

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,292,548.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Indxx US Infrastructure Index	4.8000 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	698	$1,734,366	$39,038
Total return of Indxx US Infrastructure Index	4.7000 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	639	1,572,820	52,671

					$3,307,186	$91,709

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 66.3%
147,616	iShares Core S&P Mid-Cap ETF (a)	$39,013,433

	TOTAL INVESTMENT COMPANIES (Cost $35,895,592)	$39,013,433

SHORT TERM INVESTMENTS - 38.7%
Money Market Funds - 38.7%
11,744,912	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$11,744,912
11,055,740	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	11,055,740

	TOTAL SHORT TERM INVESTMENTS (Cost $22,800,652)	$22,800,652

	TOTAL INVESTMENTS (Cost $58,696,244) - 105.0% (c)	$61,814,085
	Liabilities in Excess of Other Assets - (5.0)%	(2,966,821)

	TOTAL NET ASSETS - 100.0%	$58,847,264

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $35,395,125.

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P MidCap 400® Index	4.7500 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	8,541	$21,436,031	$1,126,422
Total return of S&P MidCap 400® Index	4.6000 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	20,396	51,475,140	2,428,305
Total return of S&P MidCap 400® Index	4.8400 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	10,532	25,917,999	1,934,601
Total return of S&P MidCap 400® Index	4.6000 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	12,378	30,886,947	1,816,998

					$129,716,117	$7,306,326

Direxion Daily S&P 500® Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 68.5%
Accommodation - 0.3%
11,883	Caesars Entertainment Inc. (a)	$618,629
14,967	Hilton Worldwide Holdings, Inc.	2,171,562
39,606	Host Hotels & Resorts, Inc.	746,573
18,218	Las Vegas Sands Corp. (a)	1,074,862
14,920	Marriott International, Inc. Class A	2,598,765
17,665	MGM Resorts International	731,508

		7,941,899

Administrative and Support Services - 1.7%
4,797	Allegion PLC ADR (Ireland)	563,887
82,435	Amcor PLC ADR (United Kingdom)	994,166
22,943	Automatic Data Processing, Inc.	5,180,759
2,190	Booking Holdings, Inc. (a)	5,330,679
6,467	Broadridge Financial Solutions, Inc.	972,378
6,821	Equifax, Inc.	1,515,626
2,168	FactSet Research System, Inc.	916,934
4,075	FleetCor Technologies, Inc. (a)	850,901
4,430	Gartner, Inc. (a)	1,497,960
16,094	Iron Mountain, Inc.	878,411
7,944	Live Nation Entertainment, Inc. (a)	639,413
8,694	Moody’s Corp.	2,805,988
5,934	Robert Half International, Inc.	498,219
12,777	Rollins, Inc.	465,083
90,469	Visa, Inc. Class A	20,826,868
20,659	Waste Management, Inc.	3,196,567

		47,133,839

Air Transportation - 0.2%
6,996	Alaska Air Group, Inc. (a)	359,175
36,009	American Airlines Group, Inc. (a)	581,185
35,515	Delta Air Lines, Inc. (a)	1,388,637
32,861	Southwest Airlines Co.	1,175,438
18,046	United Continental Holdings, Inc. (a)	883,532

		4,387,967

Ambulatory Health Care Services - 0.2%
3,001	DaVita, Inc. (a)	247,252
4,972	Laboratory Corp. of America Holdings	1,253,541
3,294	Molina Healthcare, Inc. (a)	1,027,168
6,311	Quest Diagnostics, Inc.	937,057
67,149	Viatris, Inc.	816,532

		4,281,550

Amusement, Gambling, and Recreation Industries - 0.5%
14,969	Global Payments, Inc.	1,687,306
100,889	The Walt Disney Co. (a)	10,945,447
5,728	Wynn Resorts Ltd. (a)	593,650

		13,226,403

Apparel Manufacturing - 0.0%(†)
2,267	Ralph Lauren Corp.	280,768
18,275	VF Corp.	565,428

		846,196

Beverage and Tobacco Product Manufacturing - 1.7%
99,178	Altria Group, Inc.	4,466,977
215,407	Coca-Cola Co.	13,208,757
9,009	Constellation Brands, Inc. Class A	2,085,764
47,060	Keurig Dr Pepper, Inc.	1,660,277
10,405	Molson Coors Brewing Co. Class B	547,095
21,126	Monster Beverage Corp. (a)	2,198,794
76,326	PepsiCo, Inc.	13,053,273
85,810	Philip Morris International, Inc.	8,944,834

		46,165,771

Broadcasting (except Internet) - 0.5%
238,776	Comcast Corp. Class A	9,395,836
13,889	Dish Network Corp. (a)	199,863
16,719	FOX Corp. Class A	567,443
7,641	FOX Corp. Class B	242,220
27,995	ViacomCBS, Inc. Class B	648,364
122,353	Warner Bros Discovery, Inc. (a)	1,813,271

		12,866,997

Building Material and Garden Equipment and Supplies Dealers - 1.0%
34,386	Lowe’s Companies, Inc.	7,160,884
2,900	Snap-on, Inc.	721,317
56,640	The Home Depot, Inc.	18,360,989

		26,243,190

Chemical Manufacturing - 5.6%
97,847	AbbVie, Inc.	14,456,894
12,250	Air Products & Chemicals, Inc.	3,926,247
6,445	Albemarle Corp.	1,813,945
29,502	Amgen, Inc.	7,446,305
7,994	Biogen, Inc. (a)	2,325,455
8,675	Bio-Techne Corp.	691,051
117,723	Bristol-Myers Squibb Co.	8,552,576
9,932	Catalent, Inc. (a)	531,859
5,577	Celanese Corp.	687,086
10,857	CF Industries Holdings, Inc.	919,588
13,431	Church & Dwight Co., Inc.	1,086,031
6,852	Clorox Co.	991,416
46,167	Colgate-Palmolive Co.	3,440,827
27,497	DuPont de Nemours, Inc.	2,033,403
6,681	Eastman Chemical Co.	589,064
13,762	Ecolab, Inc.	2,130,770
43,663	Eli Lilly and Company	15,026,621
6,944	FMC Corp.	924,455
69,449	Gilead Sciences, Inc.	5,829,549
10,246	Incyte Corp. (a)	872,344
14,150	International Flavors & Fragrances, Inc.	1,591,309
18,624	Kimberly-Clark Corp.	2,421,306
27,399	Linde PLC ADR (Ireland)	9,067,425
14,000	LyondellBasell Industries N.V. Class A ADR (Netherlands)	1,353,660
140,334	Merck & Co., Inc.	15,073,275
18,848	Mosaic Co.	933,730
14,005	Organon & Co.	421,971
310,671	Pfizer, Inc.	13,719,231
13,023	PPG Industries, Inc.	1,697,418
131,149	Procter & Gamble Co.	18,672,995
5,888	Regeneron Pharmaceuticals, Inc. (a)	4,465,871
8,020	Sealed Air Corp.	439,175
14,229	Vertex Pharmaceuticals, Inc. (a)	4,597,390
4,083	West Pharmaceutical Services, Inc.	1,084,445
25,786	Zoetis, Inc.	4,267,325

		154,082,012

Clothing and Clothing Accessories Stores - 0.4%
12,663	Bath & Body Works, Inc.	582,625
5,899	Charter Communications, Inc. (a)	2,267,045
19,171	Ross Stores, Inc.	2,265,820
64,276	TJX Companies, Inc.	5,261,633

		10,377,123

Computer and Electronic Product Manufacturing - 13.1%
89,215	Advanced Micro Devices, Inc. (a)	6,704,507
16,387	Agilent Technologies, Inc.	2,492,135
330,603	Alphabet, Inc. Class A (a)	32,676,801
293,040	Alphabet, Inc. Class C (a)	29,265,905
12,716	AMETEK, Inc.	1,842,803
32,940	Amphenol Corp. Class A	2,627,624
28,459	Analog Devices, Inc.	4,879,865
827,652	Apple, Inc.	119,421,907
13,752	Arista Networks, Inc. (a)	1,733,027
1,167	Bio-Rad Laboratories, Inc. (a)	545,526
22,390	Broadcom, Inc.	13,098,374
227,285	Cisco Systems, Inc.	11,061,961
36,255	Danaher Corp.	9,585,097
7,505	Enphase Energy, Inc. (a)	1,661,457
35,849	Fortinet, Inc. (a)	1,876,337
19,593	Fortive Corp.	1,332,912
20,168	GE HealthCare Technologies, Inc. (a)	1,402,079
13,824	Hologic, Inc. (a)	1,124,859
48,975	HP, Inc.	1,427,131
4,602	IDEXX Laboratories, Inc. (a)	2,211,261
8,687	Illumina, Inc. (a)	1,860,755
228,444	Intel Corp.	6,455,827
50,060	International Business Machines Corp.	6,744,584
9,878	Keysight Technologies, Inc. (a)	1,771,619
10,506	L3 Harris Technologies, Inc.	2,256,899
30,443	Microchip Technology, Inc.	2,362,986
60,215	Micron Technology, Inc.	3,630,964
2,430	Monolithic Power Systems, Inc.	1,036,541
9,242	Motorola Solutions, Inc.	2,375,286
12,069	NetApp, Inc.	799,330
8,020	Northrop Grumman Corp.	3,593,281
137,817	NVIDIA Corp.	26,925,307
14,365	NXP Semiconductors NV ADR (Netherlands)	2,647,613
23,965	ON Semiconductor Corp. (a)	1,760,229
23,047	Otis Worldwide Corp.	1,895,155
6,963	PerkinElmer, Inc.	957,621
5,669	Qorvo, Inc. (a)	615,994
62,076	Qualcomm, Inc.	8,269,144
81,376	Raytheon Technologies Corp.	8,125,394
5,841	Roper Technologies, Inc.	2,492,647
10,580	Seagate Technology Holdings PLC ADR (Ireland)	717,112
8,853	Skyworks Solutions, Inc.	970,909
3,046	SolarEdge Technologies, Inc. (a)	972,070
8,615	Teradyne, Inc.	876,145
50,179	Texas Instruments, Inc.	8,892,221
21,728	Thermo Fisher Scientific, Inc.	12,392,130
13,664	Trimble, Inc. (a)	793,332
3,326	Waters Corp. (a)	1,092,857
17,619	Western Digital Corp. (a)	774,355
2,847	Zebra Technologies Corp. Class A (a)	900,164

		361,930,039

Construction of Buildings - 0.2%
17,295	D.R. Horton, Inc.	1,706,844
14,142	Lennar Corp. Class A	1,448,141
102	NVR, Inc. (a)	537,540
12,643	PulteGroup, Inc.	719,260

		4,411,785

Couriers and Messengers - 0.4%
13,263	FedEx Corp.	2,571,165
40,358	United Parcel Service, Inc. Class B	7,475,512

		10,046,677

Credit Intermediation and Related Activities - 4.0%
33,126	American Express Co.	5,794,731
386,294	Bank of America Corp.	13,705,711
40,739	Bank of New York Mellon Corp.	2,060,171
21,155	Capital One Financial Corp.	2,517,445
107,174	Citigroup, Inc.	5,596,626
27,221	Citizens Financial Group, Inc.	1,179,214
7,322	Comerica, Inc.	536,776
15,088	Discover Financial Services	1,761,222
32,829	Fidelity National Information Services, Inc.	2,463,488
37,980	Fifth Third Bancorp	1,378,294
10,148	First Republic Bank	1,429,650
79,874	Huntington Bancshares, Inc.	1,211,689
162,374	JPMorgan Chase & Co.	22,725,865
51,672	KeyCorp	991,586
9,580	M&T Bank Corp.	1,494,480
47,030	MasterCard, Inc. Class A	17,429,318
11,551	Northern Trust Corp.	1,120,100
22,334	PNC Financial Services Group, Inc.	3,694,714
51,752	Regions Financial Corp.	1,218,242
3,488	Signature Bank	449,778
20,278	State Street Corp.	1,851,990
3,317	SVB Financial Group (a)	1,003,193
24,919	Synchrony Financial	915,275
73,472	Truist Financial Corp.	3,628,782
74,795	U.S. Bancorp	3,724,791
210,887	Wells Fargo & Co.	9,884,274
8,217	Zions Bancorp	436,816

		110,204,221

Data Processing, Hosting and Related Services - 0.1%
35,135	Fiserv, Inc. (a)	3,748,202

Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
6,998	A.O. Smith Corp.	473,765
32,738	Emerson Electric Co.	2,953,622
3,503	Generac Holdings, Inc. (a)	422,462
6,349	Rockwell Automation, Inc.	1,790,609
17,643	TE Connectivity Ltd. ADR (Switzerland)	2,243,307
2,983	Whirlpool Corp.	464,125

		8,347,890

Electronics and Appliance Stores - 0.0%(†)
11,061	Best Buy Co., Inc.	981,332

Fabricated Metal Product Manufacturing - 0.2%
17,341	Ball Corp.	1,009,940
14,223	Nucor Corp.	2,403,971
9,126	Pentair PLC ADR (Ireland)	505,398
8,151	Stanley Black & Decker, Inc.	727,966

		4,647,275

Food and Beverage Stores - 0.1%
36,094	Kroger Co.	1,610,875

Food Manufacturing - 0.7%
30,393	Archer-Daniels-Midland Co.	2,518,060
11,079	Campbell Soup Co.	575,332
32,838	General Mills, Inc.	2,573,186
16,051	Hormel Foods Corp.	727,271
14,200	Kellogg Co.	973,836
7,980	Lamb Weston Holdings, Inc.	797,122
13,864	McCormick & Co, Inc.	1,041,464
75,584	Mondelez International, Inc.	4,946,217
8,116	The Hershey Co.	1,822,854
5,857	The J.M. Smucker Co.	894,950
44,138	The Kraft Heinz Co.	1,788,913
16,054	Tyson Foods, Inc. Class A	1,055,550

		19,714,755

Food Services and Drinking Places - 0.9%
1,595	Chipotle Mexican Grill, Inc. (a)	2,625,976
4,734	Cintas Corp.	2,100,665
6,817	Darden Restaurants, Inc.	1,008,711
1,900	Domino’s Pizza, Inc.	670,700
40,552	McDonald’s Corp.	10,843,605
63,541	Starbucks Corp.	6,934,865
15,570	Yum! Brands, Inc.	2,032,041

		26,216,563

Funds, Trusts, and Other Financial Vehicles - 0.1%
8,518	Garmin Ltd. ADR (Switzerland)	842,260
12,404	T. Rowe Price Group, Inc.	1,444,694

		2,286,954

Gasoline Stations - 0.6%
98,429	Chevron Corp.	17,128,615

General Merchandise Stores - 1.2%
24,538	Costco Wholesale Corp.	12,542,353
12,483	Dollar General Corp.	2,916,029
11,625	Dollar Tree, Inc. (a)	1,745,843
25,472	Target Corp.	4,384,750
78,128	Wal-Mart Stores, Inc.	11,240,275

		32,829,250

Health and Personal Care Stores - 0.3%
72,740	CVS Health Corp.	6,417,123
2,831	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,455,021
39,713	Walgreens Boots Alliance, Inc.	1,463,821

		9,335,965

Hospitals - 0.1%
11,700	HCA Healthcare, Inc.	2,984,319
3,532	Universal Health Services, Inc. Class B	523,478

		3,507,797

Insurance Carriers and Related Activities - 4.4%
31,288	Aflac, Inc.	2,299,668
14,731	Allstate Corp.	1,892,492
41,139	American International Group, Inc.	2,600,808
11,478	AON PLC ADR (United Kingdom)	3,657,809
20,505	Arch Capital Group Ltd. ADR (a)	1,319,497
11,640	Arthur J. Gallagher & Co.	2,278,181
2,888	Assurant, Inc.	382,920
99,695	Berkshire Hathaway, Inc. Class B (a)	31,056,986
13,026	Brown & Brown, Inc.	762,802
31,350	Centene Corp. (a)	2,390,124
22,949	Chubb Limited ADR (Switzerland)	5,220,668
16,895	Cigna Corp.	5,350,140
8,682	Cincinnati Financial Corp.	982,368
13,239	Elevance Health, Inc.	6,619,368
2,203	Everest Re Group Ltd. ADR	770,367
5,048	Globe Life, Inc.	610,051
17,644	Hartford Financial Services Group, Inc.	1,369,351
6,972	Humana, Inc.	3,567,572
8,556	Lincoln National Corp.	303,139
10,919	Loews Corp.	671,300
27,470	Marsh & McLennan Companies, Inc.	4,804,778
36,427	MetLife, Inc.	2,659,899
12,633	Principal Financial Group, Inc.	1,169,184
32,377	Progressive Corp.	4,414,604
20,316	Prudential Financial, Inc.	2,131,961
13,000	Travelers Companies, Inc.	2,484,560
51,748	UnitedHealth Group, Inc.	25,832,084
11,320	W.R. Berkley Corp.	793,985
5,927	Willis Towers Watson PLC ADR (Ireland)	1,506,584

		119,903,250

Leather and Allied Product Manufacturing - 0.3%
69,707	NIKE, Inc. Class B	8,875,793
13,318	Tapestry, Inc.	606,901

		9,482,694

Machinery Manufacturing - 1.6%
47,636	Applied Materials, Inc.	5,310,938
55,365	Baker Hughes Co.	1,757,285
46,268	Carrier Global Corp.	2,106,582
28,794	Caterpillar, Inc.	7,264,438
7,848	Cummins, Inc.	1,958,390
15,151	Deere & Co.	6,406,449
60,446	General Electric Co.	4,864,694
4,129	IDEX Corp.	989,639
22,387	Ingersoll Rand, Inc.	1,253,672
7,528	Lam Research Corp.	3,764,753
1,192	Mettler-Toledo International, Inc. (a)	1,827,241
2,960	Nordson Corp.	720,168
7,051	Parker Hannifin Corp.	2,298,626
12,737	Trane Technologies PLC ADR (Ireland)	2,281,451
9,941	Xylem, Inc.	1,033,963

		43,838,289

Management of Companies and Enterprises - 0.4%
96,547	Abbott Laboratories	10,673,271
55,364	Carnival Corp. ADR (Panama) (a)	599,038
23,375	Norwegian Cruise Line Holdings Ltd. ADR (a)	355,534

		11,627,843

Merchant Wholesalers, Durable Goods - 0.5%
23,691	Copart, Inc. (a)	1,578,058
31,670	Fastenal Co.	1,600,918
7,488	Henry Schein, Inc. (a)	645,091
2,228	Huntington Ingalls Industries, Inc.	491,363
38,059	Johnson Controls International PLC ADR (Ireland) ADR	2,647,765
7,906	KLA-Tencor Corp.	3,102,947
13,991	LKQ Corp.	824,909
2,885	Mohawk Industries, Inc. (a)	346,373
2,199	Pool Corp.	847,956
2,441	W.W. Grainger, Inc.	1,438,921
14,004	WestRock Co.	549,517

		14,073,818

Merchant Wholesalers, Nondurable Goods - 0.6%
8,995	AmerisourceBergen Corp.	1,519,795
10,145	Brown Forman Corp. Class B	675,454
14,473	Cardinal Health, Inc.	1,118,039
26,531	ConAgra Brands, Inc.	986,688
15,495	Illinois Tool Works, Inc.	3,657,440
7,908	McKesson Corp.	2,994,601
28,071	Sysco Corp.	2,174,380
13,064	The Sherwin Williams Co.	3,090,812

		16,217,209

Mining (except Oil and Gas) - 0.3%
79,120	Freeport-McMoRan Copper & Gold, Inc.	3,530,334
3,421	Martin Marietta Materials, Inc.	1,230,328
43,877	Newmont Mining Corp.	2,322,410
7,393	Vulcan Materials Co.	1,355,359

		8,438,431

Miscellaneous Manufacturing - 2.6%
30,595	3M Co.	3,520,873
4,037	Align Technology, Inc. (a)	1,088,900
27,944	Baxter International, Inc.	1,276,761
15,735	Becton, Dickinson & Co.	3,968,682
79,274	Boston Scientific Corp. (a)	3,666,422
11,895	Dentsply Sirona, Inc.	438,093
21,371	DexCom, Inc. (a)	2,288,620
7,826	Dover Corp.	1,188,222
34,214	Edwards Lifesciences Corp. (a)	2,624,214
12,770	Estee Lauder Companies, Inc. Class A	3,538,312
7,249	Hasbro, Inc.	428,923
19,573	Intuitive Surgical, Inc. (a)	4,808,890
144,669	Johnson & Johnson	23,641,808
73,560	Medtronic PLC ADR (Ireland)	6,156,236
8,088	ResMed, Inc.	1,847,057
5,580	Steris PLC ADR (Ireland)	1,152,326
18,604	Stryker Corp.	4,721,881
2,680	Teleflex, Inc.	652,366
11,563	Textron, Inc.	842,364
2,765	The Cooper Companies, Inc.	964,791
11,602	Zimmer Biomet Holdings, Inc.	1,477,399

		70,293,140

Miscellaneous Store Retailers - 0.0%(†)
6,188	Tractor Supply Co.	1,410,802

Motion Picture and Sound Recording Industries - 0.4%
24,627	Netflix, Inc. (a)	8,714,510
8,703	Take-Two Interactive Software, Inc. (a)	985,441

		9,699,951

Motor Vehicle and Parts Dealers - 0.2%
3,351	Advance Auto Parts, Inc.	510,290
1,082	AutoZone, Inc. (a)	2,638,836
8,711	CarMax, Inc. (a)	613,690
3,446	O’Reilly Automotive, Inc. (a)	2,730,438

		6,493,254

National Security and International Affairs - 0.0%(†)
7,539	Leidos Holdings, Inc.	745,155

Nonmetallic Mineral Product Manufacturing - 0.1%
42,079	Corning, Inc.	1,456,354

Nonstore Retailers - 1.9%
491,317	Amazon.com, Inc. (a)	50,669,522
30,029	eBay, Inc.	1,486,435
6,934	Etsy, Inc. (a)	953,980

		53,109,937

Oil and Gas Extraction - 0.7%
17,803	APA Corp.	789,207
43,658	Coterra Energy, Inc.	1,092,760
36,202	Devon Energy Corp.	2,289,414
46,089	Dominion Energy, Inc.	2,933,104
32,554	EOG Resources, Inc.	4,305,266
20,280	EQT Corp.	662,548
35,138	Marathon Oil Corp.	965,241
40,248	Occidental Petroleum Corp.	2,607,668
26,156	Phillips 66	2,622,662

		18,267,870

Other Information Services - 0.1%
22,505	CoStar Group, Inc. (a)	1,753,139

Paper Manufacturing - 0.0%(†)
5,150	Packaging Corp of America	734,905

Performing Arts, Spectator Sports, and Related Industries - 0.2%
39,476	Activision Blizzard, Inc.	3,022,677
14,478	Electronic Arts, Inc.	1,863,029

		4,885,706

Petroleum and Coal Products Manufacturing - 1.5%
68,944	ConocoPhillips	8,402,205
227,952	Exxon Mobil Corp.	26,444,711
25,955	Marathon Petroleum Corp.	3,335,737
21,326	Valero Energy Corp.	2,986,280

		41,168,933

Pipeline Transportation - 0.1%
67,377	Williams Companies, Inc.	2,172,234

Plastics and Rubber Products Manufacturing - 0.0%(†)
4,500	Avery Dennison Corp.	852,480
20,818	Newell Rubbermaid, Inc.	332,255

		1,184,735

Primary Metal Manufacturing - 0.1%
20,322	Howmet Aerospace, Inc.	826,902
9,228	Steel Dynamics, Inc.	1,113,266

		1,940,168

Professional, Scientific, and Technical Services - 2.2%
34,896	Accenture PLC Class A ADR (Ireland)	9,737,729
7,483	CDW Corp.	1,466,893
2,820	Charles River Laboratories International, Inc. (a)	685,965
28,399	Cognizant Technology Solutions Corp. Class A	1,895,633
12,730	DXC Technology Co. (a)	365,733
21,980	Eaton Corp PLC ADR (Ireland)	3,565,376
3,258	EPAM Systems, Inc. (a)	1,083,774
7,427	Extra Space Storage, Inc.	1,172,203
3,343	F5 Networks, Inc. (a)	493,627
19,677	International Paper Co.	822,892
21,447	Interpublic Group of Companies, Inc.	781,958
10,283	IQVIA Holdings, Inc. (a)	2,359,023
4,047	Jack Henry & Associates, Inc.	728,824
7,024	Jacobs Solutions, Inc.	867,815
17,966	Juniper Networks, Inc.	580,302
15,487	Match Group, Inc. (a)	838,157
124,493	Meta Platforms, Inc. (a)	18,545,722
18,280	Moderna, Inc. (a)	3,218,377
11,303	Omnicom Group, Inc.	971,945
17,733	Paychex, Inc.	2,054,545
2,743	Paycom Software, Inc. (a)	888,567
11,141	ServiceNow, Inc. (a)	5,070,603
2,680	Teledyne Technologies, Inc. (a)	1,137,017
5,140	VeriSign, Inc. (a)	1,120,777
8,637	Verisk Analytics, Inc. Class A	1,570,120

		62,023,577

Publishing Industries (except Internet) - 5.4%
25,745	Adobe Systems, Inc. (a)	9,534,403
8,684	Akamai Technologies, Inc. (a)	772,442
4,773	ANSYS, Inc. (a)	1,271,336
11,968	Autodesk, Inc. (a)	2,575,035
15,132	Cadence Design Systems, Inc. (a)	2,766,584
8,527	Ceridian HCM Holding, Inc. (a)	616,332
71,213	Hewlett Packard Enterprise Co.	1,148,666
15,577	Intuit, Inc.	6,583,931
412,627	Microsoft Corp.	102,253,097
21,177	News Corp. Class A	429,046
6,477	News Corp. Class B	132,390
32,086	NortonLifeLock, Inc.	738,299
85,055	Oracle Corp.	7,523,965
5,821	PTC, Inc. (a)	785,136
55,316	Salesforce.com, Inc. (a)	9,291,428
8,505	Synopsys, Inc. (a)	3,008,644
2,286	Tyler Technologies, Inc. (a)	737,852

		150,168,586

Rail Transportation - 0.4%
116,345	CSX Corp.	3,597,387
34,013	Union Pacific Corp.	6,945,115

		10,542,502

Real Estate - 1.6%
8,199	Alexandria Real Estate Equities, Inc.	1,317,907
25,770	American Tower Corp.	5,756,760
7,689	AvalonBay Communities, Inc.	1,364,336
7,937	Boston Properties, Inc.	591,624
5,854	Camden Property Trust	721,271
17,459	CBRE Group, Inc. Class A (a)	1,492,919
23,996	Crown Castle International Corp.	3,554,048
15,950	Digital Realty Trust, Inc.	1,828,189
18,836	Equity Residential	1,198,911
3,551	Essex Property Trust, Inc.	802,775
4,052	Federal Realty Investment Trust	451,920
29,774	Healthpeak Properties, Inc.	818,190
32,165	Invitation Homes, Inc.	1,045,362
34,222	Kimco Realty Corp.	768,626
6,370	Mid-America Apartment Communities, Inc.	1,062,006
51,117	Prologis, Inc.	6,608,406
8,715	Public Storage	2,652,323
34,683	Realty Income Corp.	2,352,548
8,556	Regency Centers Corp.	570,086
18,047	Simon Property Group, Inc.	2,318,318
16,898	UDR, Inc.	719,686
22,065	Ventas, Inc.	1,143,188
53,356	VICI Properties, Inc.	1,823,708
26,104	Welltower, Inc.	1,958,844
40,767	Weyerhaeuser Co.	1,403,608

		44,325,559

Rental and Leasing Services - 0.1%
3,886	United Rentals, Inc. (a)	1,713,532

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.9%
5,852	Ameriprise Financial, Inc.	2,048,902
8,271	BlackRock, Inc.	6,279,426
5,843	CBOE Holdings, Inc.	717,988
84,421	Charles Schwab Corp.	6,535,874
19,941	CME Group, Inc.	3,522,777
38,979	Dow, Inc.	2,313,404
15,681	Franklin Resources, Inc.	489,247
18,778	Goldman Sachs Group, Inc.	6,869,180
30,925	IntercontinentalExchange, Inc.	3,325,984
25,176	Invesco Ltd. ADR (a)	466,008
2,153	MarketAxess Holdings, Inc.	783,369
72,976	Morgan Stanley	7,102,754
4,464	MSCI, Inc. Class A	2,372,884
18,790	NASDAQ OMX Group, Inc.	1,130,970
10,727	Raymond James Financial, Inc.	1,209,684
18,444	S&P Global, Inc.	6,915,393

		52,083,844

Specialty Trade Contractors - 0.0%(†)
7,947	Quanta Services, Inc.	1,209,454

Support Activities for Agriculture and Forestry - 0.1%
39,587	Corteva, Inc.	2,551,382

Support Activities for Mining - 0.5%
9,739	Diamondback Energy, Inc.	1,423,063
50,194	Halliburton Co.	2,068,997
15,391	Hess Corp.	2,311,112
13,198	Pioneer Natural Resources Co.	3,040,159
78,484	Schlumberger Ltd. ADR (Curaco) (a)	4,472,018
12,584	Targa Resources Corp.	944,052

		14,259,401

Support Activities for Transportation - 0.2%
6,471	C.H. Robinson Worldwide, Inc.	648,200
8,300	Expedia, Inc. (a)	948,690
8,759	Expeditors International of Washington, Inc.	947,286
4,603	J.B. Hunt Transport Services, Inc.	870,197
12,779	Norfolk Southern Corp.	3,141,206

		6,555,579

Telecommunications - 1.2%
394,427	AT&T, Inc.	8,034,478
5,150	Equinix, Inc.	3,801,370
52,746	Lumen Technologies, Inc.	276,917
63,121	PayPal Holdings, Inc. (a)	5,143,730
5,916	SBA Communications Corp.	1,760,187
33,054	T-Mobile US, Inc. (a)	4,935,293
232,437	Verizon Communications, Inc.	9,662,406

		33,614,381

Transportation Equipment Manufacturing - 2.3%
14,986	Aptiv PLC ADR (United Kingdom) (a)	1,694,767
31,021	Boeing Co. (a)	6,607,473
12,985	BorgWarner, Inc.	613,931
218,581	Ford Motor Co.	2,953,029
12,468	General Dynamics Corp.	2,905,792
78,661	General Motors Co.	3,092,950
37,250	Honeywell International, Inc.	7,765,880
12,857	Lockheed Martin Corp.	5,956,134
19,190	Paccar, Inc.	2,097,659
148,542	Tesla Motors, Inc. (a)	25,730,445
2,848	TransDigm Group, Inc.	2,044,152
10,113	Wabtec Corp.	1,049,831

		62,512,043

Truck Transportation - 0.1%
5,053	Old Dominion Freight Line, Inc.	1,683,862

Utilities - 2.1%
36,913	AES Corp.	1,011,785
13,879	Alliant Energy Corp.	749,882
14,344	Ameren Corp.	1,246,063
28,398	American Electric Power Co., Inc.	2,668,276
10,111	American Water Works Co., Inc.	1,582,270
7,689	Atmos Energy Corp.	903,765
34,862	CenterPoint Energy, Inc.	1,050,044
16,077	CMS Energy Corp.	1,015,906
19,631	Consolidated Edison, Inc.	1,871,031
18,050	Constellation Energy Corp.	1,540,748
10,733	DTE Energy Co.	1,248,999
42,598	Duke Energy Corp.	4,364,165
21,161	Edison International	1,457,993
11,282	Entergy Corp.	1,221,615
12,712	Evergy, Inc.	796,407
19,323	Eversource Energy	1,590,863
55,070	Exelon Corp.	2,323,403
5,549	First Solar, Inc. (a)	985,502
30,052	FirstEnergy Corp.	1,230,629
109,455	Kinder Morgan, Inc.	2,003,027
109,985	NextEra Energy, Inc.	8,208,181
22,462	NiSource, Inc.	623,321
12,741	NRG Energy, Inc.	435,997
24,700	Oneok, Inc.	1,691,456
89,117	PG&E Corp. (a)	1,416,960
6,286	Pinnacle West Capital Corp.	468,621
40,779	PPL Corp.	1,207,058
27,606	Public Service Enterprise Group, Inc.	1,709,640
17,406	Sempra Energy	2,790,704
60,269	Southern Co.	4,079,006
17,443	WEC Energy Group, Inc.	1,639,468
30,321	Xcel Energy, Inc.	2,085,175

		57,217,960

Waste Management and Remediation Services - 0.0%(†)
11,388	Republic Services, Inc.	1,421,450

Water Transportation - 0.0%(†)
12,148	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	788,891

Wholesale Electronic Markets and Agents and Brokers - 0.0%(†)
7,848	Genuine Parts Co.	1,317,051

Wood Product Manufacturing - 0.0%(†)
12,482	Masco Corp.	664,042

	TOTAL COMMON STOCKS (Cost $1,703,451,859)	$1,888,052,055

SHORT TERM INVESTMENTS - 28.0%
Money Market Funds - 28.0%
593,487,205	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$593,487,205
76,636,870	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (b)	76,636,870
44,180	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (b)	44,180
100,068,021	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	100,068,021

	TOTAL SHORT TERM INVESTMENTS (Cost $770,236,276)	$770,236,276

	TOTAL INVESTMENTS (Cost $2,473,688,135) - 96.5% (c)	$2,658,288,331
	Other Assets in Excess of Liabilities - 3.5%	96,190,648

	TOTAL NET ASSETS - 100.0%	$2,754,478,979

Percentages are stated as a percent of net assets.

(†) Less than 0.005%.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,168,714,303.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	4.9500 % representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	237,673	$927,065,711	$38,850,629
Total return of S&P 500® Index	4.8000 % representing 1 month SOFR rate + spread	Goldman Sachs	12/7/2023	202,910	795,471,225	28,488,369
Total return of S&P 500® Index	4.7500 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	199,009	790,536,354	18,747,574
Total return of S&P 500® Index	4.6500 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	258,416	1,015,932,069	34,706,466
Total return of S&P 500® Index	4.5100 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	198,861	777,077,591	31,030,308
Total return of S&P 500® Index	4.5500 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	256,600	1,023,459,900	19,088,706
Total return of S&P 500® Index	4.7700 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	210,459	832,579,442	22,395,892

					$6,162,122,292	$193,307,944

Direxion Daily S&P 500® Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 110.0%
Money Market Funds - 110.0%
589,014,311	Dreyfus Government Cash Management Institutional Shares, 4.23% (a)	$589,014,311
141,900,372	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	141,900,372
148,224,053	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (a)	148,224,053
314,921,156	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (a)	314,921,156

	TOTAL SHORT TERM INVESTMENTS (Cost $1,194,059,892) (b)	$1,194,059,892

	TOTAL INVESTMENTS (Cost $1,194,059,892) - 110.0%	$1,194,059,892
	Liabilities in Excess of Other Assets - (10.0)%	(109,008,267)

	TOTAL NET ASSETS - 100.0%	$1,085,051,625

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $767,249,631.

Short Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
4.3400 % representing 1 month SOFR rate + spread	Total return of S&P 500® Index	BNP Paribas	12/5/2023	163,199	$643,474,527	$(20,699,735)
4.6000 % representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Goldman Sachs	12/7/2023	170,703	677,444,221	(16,397,664)
4.5500 % representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	12/8/2023	176,138	703,309,726	(12,707,296)
4.4000 % representing 1 month SOFR rate + spread	Total return of S&P 500® Index	J.P. Morgan	12/12/2023	104,764	415,167,986	(10,839,014)
4.2500 % representing 1 month SOFR rate + spread	Total return of S&P 500® Index	UBS Securities LLC	12/13/2023	32,815	131,106,426	(2,151,182)
4.3500 % representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Citibank N.A.	12/19/2023	11,220	44,774,083	(15,847)
4.6300 % representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Barclays	12/20/2023	139,682	555,416,112	(11,671,990)

					$3,170,693,081	$(74,482,728)

Direxion Daily Small Cap Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 64.7%
4,033,321	iShares Russell 2000 ETF (a)(b)	$772,300,305

	TOTAL INVESTMENT COMPANIES (Cost $722,512,127)	$772,300,305

SHORT TERM INVESTMENTS - 37.0%
Money Market Funds - 37.0%
352,347,942	Dreyfus Government Cash Management Institutional Shares, 4.23% (c)(d)	$352,347,942
89,890,929	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (c)	89,890,929

	TOTAL SHORT TERM INVESTMENTS (Cost $442,238,871)	$442,238,871

	TOTAL INVESTMENTS (Cost $1,164,750,998) - 101.7% (e)	$1,214,539,176
	Liabilities in Excess of Other Assets - (1.7)%	(20,186,530)

	TOTAL NET ASSETS - 100.0%	$1,194,352,646

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $821,694,081.

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 2000® Index	4.6400 % representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	286,703	$512,004,846	$39,811,719
Total return of Russell 2000® Index	4.0500 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	209,570	380,269,698	23,285,563
Total return of Russell 2000® Index	4.6000 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	161,460	298,110,476	12,706,276
Total return of Russell 2000® Index	4.8600 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	222,139	403,133,372	24,322,051
Total return of Russell 2000® Index	4.4900 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	337,880	612,128,209	38,367,195
Total return of Russell 2000® Index	4.6500 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	237,157	432,887,156	23,470,725

					$2,638,533,757	$161,963,529

Direxion Daily Small Cap Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 113.0%
Money Market Funds - 113.0%
369,555,596	Dreyfus Government Cash Management Institutional Shares, 4.23% (a)	$369,555,596
42,380,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (a)	42,380,000
193,385,737	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (a)	193,385,737

	TOTAL SHORT TERM INVESTMENTS (Cost $605,321,333) (b)	$605,321,333

	TOTAL INVESTMENTS (Cost $605,321,333) - 113.0%	$605,321,333
	Liabilities in Excess of Other Assets - (13.0)%	(69,760,702)

	TOTAL NET ASSETS - 100.0%	$535,560,631

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $385,147,878.

Short Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
4.4400% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	BNP Paribas	12/5/2023	230,631	$420,480,542	$(23,712,449)
3.8500% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Bank of America Merrill Lynch	12/8/2023	93,845	173,408,687	(7,512,313)
4.3000% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	J.P. Morgan	12/12/2023	57,761	107,369,023	(3,853,754)
4.5700% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	UBS Securities LLC	12/13/2023	118,985	216,606,719	(12,256,542)
4.2500% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Citibank N.A.	12/19/2023	239,216	439,668,613	(20,810,802)
4.2500% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Barclays	12/20/2023	91,228	166,416,632	(9,345,734)

					$1,523,950,216	$(77,491,594)

Direxion Daily FTSE China Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 60.6%
13,430,879	iShares China Large-Cap ETF (a)	$427,101,952

	TOTAL INVESTMENT COMPANIES (Cost $393,347,666)	$427,101,952

SHORT TERM INVESTMENTS - 44.8%
Money Market Funds - 44.8%
259,460,216	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$259,460,216
26,440,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (b)	26,440,000
29,964,710	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	29,964,710

	TOTAL SHORT TERM INVESTMENTS (Cost $315,864,926)	$315,864,926

	TOTAL INVESTMENTS (Cost $709,212,592) - 105.4% (c)	$742,966,878
	Liabilities in Excess of Other Assets - (5.4)%	(37,850,653)

	TOTAL NET ASSETS - 100.0%	$705,116,225

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $495,788,165.

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares China Large-Cap ETF	4.6900 % representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	14,022,007	$455,575,007	$(10,242,844)
Total return of iShares China Large-Cap ETF	4.8000 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	10,625,900	303,650,706	32,446,287
Total return of iShares China Large-Cap ETF	4.8500 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	13,984,276	406,266,704	36,061,930
Total return of iShares China Large-Cap ETF	5.0500 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	14,458,146	430,227,110	32,509,995

					$1,595,719,527	$90,775,368

Direxion Daily FTSE China Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 108.8%
Money Market Funds - 108.8%
173,737,847	Dreyfus Government Cash Management Institutional Shares, 4.23% (a)	$173,737,847
22,735,619	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (a)	22,735,619

	TOTAL SHORT TERM INVESTMENTS (Cost $196,473,466) (b)	$196,473,466

	TOTAL INVESTMENTS (Cost $196,473,466) - 108.8%	$196,473,466
	Liabilities in Excess of Other Assets - (8.8)%	(15,938,800)

	TOTAL NET ASSETS - 100.0%	$180,534,666

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $132,259,751.

Short Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
4.3000% representing 1 month SOFR rate + spread	Total return of iShares China Large-Cap ETF	BNP Paribas	12/5/2023	9,527,278	$292,739,922	$(9,557,937)
4.6000% representing 1 month SOFR rate + spread	Total return of iShares China Large-Cap ETF	Bank of America Merrill Lynch	12/8/2023	3,484,101	111,847,946	1,264,927
4.4300% representing 1 month SOFR rate + spread	Total return of iShares China Large-Cap ETF	UBS Securities LLC	12/13/2023	4,020,010	128,302,650	701,718

					$532,890,518	$(7,591,292)

Direxion Daily FTSE Europe Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 39.1%
204,968	Vanguard FTSE Europe ETF (a)(b)	$12,449,756

	TOTAL INVESTMENT COMPANIES (Cost $11,916,817)	$12,449,756

SHORT TERM INVESTMENTS - 65.9%
Money Market Funds - 65.9%
14,752,836	Dreyfus Government Cash Management Institutional Shares, 4.23% (c)(d)	$14,752,836
2,274,585	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (c)	2,274,585
3,962,547	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (c)	3,962,547

	TOTAL SHORT TERM INVESTMENTS (Cost $20,989,968)	$20,989,968

	TOTAL INVESTMENTS (Cost $32,906,785) - 105.0% (e)	$33,439,724
	Liabilities in Excess of Other Assets - (5.0)%	(1,576,182)

	TOTAL NET ASSETS - 100.0%	$31,863,542

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,622,326.

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Vanguard FTSE Europe ETF	4.5900 % representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	240,935	$13,552,594	$1,096,964
Total return of Vanguard FTSE Europe ETF	4.3000 % representing 1 month SOFR rate + spread	Goldman Sachs	12/7/2023	216,325	12,263,464	888,769
Total return of Vanguard FTSE Europe ETF	4.7500 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	423,679	24,765,264	901,052
Total return of Vanguard FTSE Europe ETF	5.0400 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	198,464	11,475,188	581,963
Total return of Vanguard FTSE Europe ETF	4.8000 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	289,409	16,476,055	1,109,273

					$78,532,565	$4,578,021

Direxion Daily MSCI Emerging Markets Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 3.3%
90,729	iShares MSCI Emerging Markets ETF (a)	$3,752,551

	TOTAL INVESTMENT COMPANIES (Cost $3,786,261)	$3,752,551

SHORT TERM INVESTMENTS - 97.8%
Money Market Funds - 97.8%
62,478,796	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$62,478,796
47,574,659	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	47,574,659
6	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class, 4.12% (b)	6

	TOTAL SHORT TERM INVESTMENTS (Cost $110,053,461)	$110,053,461

	TOTAL INVESTMENTS (Cost $113,839,722) - 101.1% (c)	$113,806,012
	Liabilities in Excess of Other Assets - (1.1)%	(1,286,643)

	TOTAL NET ASSETS - 100.0%	$112,519,369

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $63,370,867.

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI Emerging Markets ETF	4.6500 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	3,348,722	$130,912,843	$8,607,014
Total return of iShares MSCI Emerging Markets ETF	4.9800 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	2,208,523	85,125,327	5,709,523
Total return of iShares MSCI Emerging Markets ETF	4.6300 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	2,513,555	102,510,148	1,465,437

					$318,548,318	$15,781,974

Direxion Daily MSCI Emerging Markets Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 113.3%
Money Market Funds - 113.3%
13,576,619	Dreyfus Government Cash Management Institutional Shares, 4.23% (a)	$13,576,619
17,226,851	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (a)	17,226,851

	TOTAL SHORT TERM INVESTMENTS (Cost $30,803,470) (b)	$30,803,470

	TOTAL INVESTMENTS (Cost $30,803,470) - 113.3%	$30,803,470
	Liabilities in Excess of Other Assets - (13.3)%	(3,611,861)

	TOTAL NET ASSETS - 100.0%	$27,191,609

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,681,489.

Short Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
4.0000% representing 1 month SOFR rate + spread	Total return of iShares MSCI Emerging Markets ETF	J.P. Morgan	12/12/2023	1,300,000	$50,817,000	$(3,397,726)
4.4300% representing 1 month SOFR rate + spread	Total return of iShares MSCI Emerging Markets ETF	UBS Securities LLC	12/13/2023	310,555	12,430,921	(379,305)
4.3000% representing 1 month SOFR rate + spread	Total return of iShares MSCI Emerging Markets ETF	Citibank N.A.	12/19/2023	361,768	15,052,934	91,669

					$78,300,855	$(3,685,362)

Direxion Daily MSCI Mexico Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 46.0%
137,328	iShares MSCI Mexico ETF (a)(b)	$7,916,959

	TOTAL INVESTMENT COMPANIES (Cost $7,011,118)	$7,916,959

SHORT TERM INVESTMENTS - 67.6%
Money Market Funds - 67.6%
6,619,176	Dreyfus Government Cash Management Institutional Shares, 4.23% (c)(d)	$6,619,176
970,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (c)	970,000
1,760,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (c)	1,760,000
2,272,957	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (c)	2,272,957

	TOTAL SHORT TERM INVESTMENTS (Cost $11,622,133)	$11,622,133

	TOTAL INVESTMENTS (Cost $18,633,251) - 113.6% (e)	$19,539,092
	Liabilities in Excess of Other Assets - (13.6)%	(2,338,550)

	TOTAL NET ASSETS - 100.0%	$17,200,542

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,679,423.

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI Mexico ETF	3.8000% representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	222,450	$11,574,103	$1,251,950
Total return of iShares MSCI Mexico ETF	4.8500% representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	309,843	15,687,351	2,074,463
Total return of iShares MSCI Mexico ETF	5.0500% representing 1 month SOFR rate + spread	Barclays	12/20/2023	154,528	8,053,113	953,650
Total return of iShares MSCI Mexico ETF	4.8000% representing 1 month SOFR rate + spread	Goldman Sachs	2/21/2024	70,937	4,050,924	32,909

					$39,365,491	$4,312,972

Direxion Daily MSCI South Korea Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 49.5%
266,819	iShares MSCI South Korea ETF (a)	$16,935,002

	TOTAL INVESTMENT COMPANIES (Cost $15,582,198)	$16,935,002

SHORT TERM INVESTMENTS - 54.4%
Money Market Funds - 54.4%
5,078,817	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$5,078,817
1,930,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (b)	1,930,000
11,577,808	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	11,577,808

	TOTAL SHORT TERM INVESTMENTS (Cost $18,586,625)	$18,586,625

	TOTAL INVESTMENTS (Cost $34,168,823) - 103.9% (c)	$35,521,627
	Liabilities in Excess of Other Assets - (3.9)%	(1,331,040)

	TOTAL NET ASSETS - 100.0%	$34,190,587

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $21,603,343.

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI South Korea ETF	4.8000% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	357,010	$20,795,833	$1,719,160
Total return of iShares MSCI South Korea ETF	4.7500% representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	424,115	24,829,547	2,109,313
Total return of iShares MSCI South Korea ETF	4.7500% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	430,060	24,930,057	2,410,714
Total return of iShares MSCI South Korea ETF	4.9500% representing 1 month SOFR rate + spread	Barclays	12/20/2023	138,078	8,838,948	(84,458)

					$79,394,385	$6,154,729

Direxion Daily Aerospace & Defense Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 65.6%
Computer and Electronic Product Manufacturing - 20.7%
29,235	Aerojet Rocketdyne Holdings, Inc. (a)	$1,634,821
25,520	L3 Harris Technologies, Inc.	5,482,207
22,392	Mercury Computer Systems, Inc. (a)	1,119,264
11,185	Moog, Inc. Class A	1,066,154
10,294	Northrop Grumman Corp.	4,612,124
265,951	Raytheon Technologies Corp.	26,555,207

		40,469,777

Credit Intermediation and Related Activities - 0.1%
17,678	Smith & Wesson Brands, Inc.	195,872

Electrical Equipment, Appliance, and Component Manufacturing - 2.6%
26,110	Axon Enterprise, Inc. (a)	5,102,938

Fabricated Metal Product Manufacturing - 3.9%
35,229	BWX Technologies, Inc.	2,144,037
14,794	Curtiss-Wright Corp.	2,452,845
11,208	RBC Bearings, Inc. (a)	2,734,416
6,824	Sturm, Ruger & Co, Inc.	388,286

		7,719,584

Merchant Wholesalers, Durable Goods - 3.0%
32,507	Hexcel Corp.	2,294,344
15,411	Huntington Ingalls Industries, Inc.	3,398,742
10,822	Kaman Corp.	272,931

		5,966,017

Miscellaneous Manufacturing - 2.9%
76,628	Textron, Inc.	5,582,350

Primary Metal Manufacturing - 3.0%
142,196	Howmet Aerospace, Inc.	5,785,955

Professional, Scientific, and Technical Services - 1.0%
28,688	Maxar Technologies, Inc.	1,482,309
12,791	Parsons Corp. (a)	556,664

		2,038,973

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.5%
84,073	Rocket Lab USA, Inc. (a)	417,843
92,250	Virgin Galactic Holdings, Inc. (a)(b)	509,220

		927,063

Textile Mills - 0.1%
1,960	National Presto Industries, Inc.	150,156

Transportation Equipment Manufacturing - 27.8%
12,870	AAR Corp. (a)	662,033
9,651	AeroVironment, Inc. (a)	858,649
54,898	Archer Aviation, Inc. (a)	159,204
50,793	Boeing Co. (a)	10,818,909
22,588	General Dynamics Corp.	5,264,359
25,780	HEICO Corp.	3,446,270
14,705	HEICO Corp. Class A	2,513,820
48,644	Kratos Defense & Security Solutions, Inc. (a)	556,974
42,197	Lockheed Martin Corp.	19,548,182
40,650	Spirit AeroSystems Holdings, Inc.	1,469,498
9,122	TransDigm Group, Inc.	6,547,316
25,103	Triumph Group, Inc. (a)	285,923
23,236	Woodward, Inc.	2,376,113

		54,507,250

	TOTAL COMMON STOCKS (Cost $117,718,388)	$128,445,935

SHORT TERM INVESTMENTS - 31.6%
Money Market Funds - 31.6%
55,197,937	Dreyfus Government Cash Management Institutional Shares, 4.23% (c)(d)	$55,197,937
1	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (c)	1
6,737,767	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (c)	6,737,767

	TOTAL SHORT TERM INVESTMENTS (Cost $61,935,705)	$61,935,705

	TOTAL INVESTMENTS (Cost $179,654,093) - 97.2% (e)	$190,381,640
	Other Assets in Excess of Liabilities - 2.8%	5,437,725

	TOTAL NET ASSETS - 100.0%	$195,819,365

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $154,712,224.

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Dow Jones U.S. Select Aerospace & Defense Index	5.0900 % representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	3,531	$97,664,106	$4,085,145
Total return of Dow Jones U.S. Select Aerospace & Defense Index	4.7500 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	5,946	167,998,964	3,668,044
Total return of Dow Jones U.S. Select Aerospace & Defense Index	4.7500 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	6,356	178,954,769	4,195,261

					$444,617,839	$11,948,450

Direxion Daily Consumer Discretionary Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 61.1%
Accommodation - 2.3%
1,075	Caesars Entertainment Inc. (a)	$55,965
1,354	Hilton Worldwide Holdings, Inc.	196,452
1,644	Las Vegas Sands Corp. (a)	96,996
1,347	Marriott International, Inc. Class A	234,620
1,596	MGM Resorts International	66,090

		650,123

Administrative and Support Services - 1.6%
193	Booking Holdings, Inc. (a)	469,781

Amusement, Gambling, and Recreation Industries - 0.2%
517	Wynn Resorts Ltd. (a)	53,582

Apparel Manufacturing - 0.3%
205	Ralph Lauren Corp.	25,389
1,654	VF Corp.	51,175

		76,564

Building Material and Garden Equipment and Supplies Dealers - 7.9%
3,108	Lowe’s Companies, Inc.	647,241
4,975	The Home Depot, Inc.	1,612,746

		2,259,987

Clothing and Clothing Accessories Stores - 2.6%
1,142	Bath & Body Works, Inc.	52,544
1,737	Ross Stores, Inc.	205,296
5,813	TJX Companies, Inc.	475,852

		733,692

Construction of Buildings - 1.5%
1,567	D.R. Horton, Inc.	154,647
1,276	Lennar Corp. Class A	130,662
16	NVR, Inc. (a)	84,320
1,141	PulteGroup, Inc.	64,912

		434,541

Electrical Equipment, Appliance, and Component Manufacturing - 0.1%
274	Whirlpool Corp.	42,632

Electronics and Appliance Stores - 0.3%
1,004	Best Buy Co., Inc.	89,075

Food Services and Drinking Places - 6.7%
138	Chipotle Mexican Grill, Inc. (a)	227,200
613	Darden Restaurants, Inc.	90,706
179	Domino’s Pizza, Inc.	63,187
2,703	McDonald’s Corp.	722,782
5,747	Starbucks Corp.	627,228
1,410	Yum! Brands, Inc.	184,019

		1,915,122

Funds, Trusts, and Other Financial Vehicles - 0.3%
768	Garmin Ltd. ADR (Switzerland)	75,940

General Merchandise Stores - 2.9%
1,129	Dollar General Corp.	263,734
1,054	Dollar Tree, Inc. (a)	158,290
2,305	Target Corp.	396,783

		818,807

Health and Personal Care Stores - 0.5%
257	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	132,088

Leather and Allied Product Manufacturing - 3.0%
6,307	NIKE, Inc. Class B	803,070
1,207	Tapestry, Inc.	55,003

		858,073

Management of Companies and Enterprises - 0.3%
5,014	Carnival Corp. ADR (Panama) (a)	54,251
2,110	Norwegian Cruise Line Holdings Ltd. ADR (a)	32,093

		86,344

Merchant Wholesalers, Durable Goods - 0.6%
1,271	LKQ Corp.	74,938
264	Mohawk Industries, Inc. (a)	31,696
194	Pool Corp.	74,808

		181,442

Miscellaneous Manufacturing - 0.1%
651	Hasbro, Inc.	38,520

Miscellaneous Store Retailers - 0.4%
554	Tractor Supply Co.	126,306

Motor Vehicle and Parts Dealers - 2.0%
300	Advance Auto Parts, Inc.	45,684
95	AutoZone, Inc. (a)	231,691
792	CarMax, Inc. (a)	55,796
314	O’Reilly Automotive, Inc. (a)	248,798

		581,969

Nonstore Retailers - 16.0%
42,200	Amazon.com, Inc. (a)	4,352,086
2,717	eBay, Inc.	134,492
630	Etsy, Inc. (a)	86,675

		4,573,253

Plastics and Rubber Products Manufacturing - 0.1%
1,885	Newell Rubbermaid, Inc.	30,085

Support Activities for Transportation - 0.3%
753	Expedia, Inc. (a)	86,068

Transportation Equipment Manufacturing - 10.5%
1,356	Aptiv PLC ADR (United Kingdom) (a)	153,350
1,173	BorgWarner, Inc.	55,459
19,774	Ford Motor Co.	267,147
7,113	General Motors Co.	279,683
13,044	Tesla Motors, Inc. (a)	2,259,482

		3,015,121

Water Transportation - 0.2%
1,099	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	71,369

Wholesale Electronic Markets and Agents and Brokers - 0.4%
706	Genuine Parts Co.	118,481

	TOTAL COMMON STOCKS (Cost $17,604,007)	$17,518,965

SHORT TERM INVESTMENTS - 34.3%
Money Market Funds - 34.3%
8,070,589	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$8,070,589
1,749,782	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	1,749,782

	TOTAL SHORT TERM INVESTMENTS (Cost $9,820,371)	$9,820,371

	TOTAL INVESTMENTS (Cost $27,424,378) - 95.4% (c)	$27,339,336
	Other Assets in Excess of Liabilities - 4.6%	1,312,343

	TOTAL NET ASSETS - 100.0%	$28,651,679

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,266,704.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Consumer Discretionary Select Sector Index	4.7500 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	21,480	$31,076,601	$1,058,355
Total return of Consumer Discretionary Select Sector Index	4.9000 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	24,083	32,838,542	3,182,656

					$63,915,143	$4,241,011

Direxion Daily Dow Jones Internet Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 64.7%
Administrative and Support Services - 2.0%
32,634	Cloudflare, Inc. (a)	$1,726,665
34,601	Teladoc Health, Inc. (a)	1,017,269

		2,743,934

Computer and Electronic Product Manufacturing - 10.6%
43,814	Alphabet, Inc. Class A (a)	4,330,576
38,841	Alphabet, Inc. Class C (a)	3,879,051
16,725	Arista Networks, Inc. (a)	2,107,684
89,944	Cisco Systems, Inc.	4,377,574

		14,694,885

Data Processing, Hosting and Related Services - 2.0%
24,756	Airbnb, Inc. (a)	2,750,639

Electronics and Appliance Stores - 0.8%
26,203	Smartsheet, Inc. (a)	1,132,232

Motion Picture and Sound Recording Industries - 3.1%
12,115	Netflix, Inc. (a)	4,287,014

Nonstore Retailers - 9.8%
78,182	Amazon.com, Inc. (a)	8,062,910
28,293	DoorDash, Inc. (a)	1,638,730
43,556	eBay, Inc.	2,156,022
12,451	Etsy, Inc. (a)	1,713,009

		13,570,671

Other Information Services - 1.2%
65,266	Pinterest, Inc. (a)	1,715,843

Professional, Scientific, and Technical Services - 15.5%
24,833	Ciena Corp. (a)	1,291,813
18,679	GoDaddy, Inc. (a)	1,534,106
41,486	Juniper Networks, Inc.	1,339,998
32,853	Match Group, Inc. (a)	1,778,004
42,348	Meta Platforms, Inc. (a)	6,308,582
36,904	Nutanix, Inc. (a)	1,028,514
20,576	Okta, Inc. (a)	1,514,599
136,291	Snap, Inc. (a)	1,575,524
17,002	Snowflake, Inc. (a)	2,659,793
13,198	Workday, Inc. (a)	2,394,513

		21,425,446

Publishing Industries (except Internet) - 12.6%
16,925	Akamai Technologies, Inc. (a)	1,505,479
31,404	Box, Inc. (a)	1,004,614
38,244	Confluent, Inc. (a)	883,437
15,309	Coupa Software, Inc. (a)	1,223,495
24,099	Datadog, Inc. (a)	1,802,846
28,820	DocuSign, Inc. (a)	1,747,645
47,131	Dropbox, Inc. (a)	1,094,853
55,024	Fastly, Inc. (a)	569,498
28,000	Salesforce.com, Inc. (a)	4,703,160
11,334	Veeva Systems, Inc. (a)	1,933,014
40,997	ZoomInfo Technologies, Inc. (a)	1,157,345

		17,625,386

Real Estate - 1.6%
337,512	Opendoor Technologies, Inc. (a)	739,151
8,703	Zillow Group, Inc. Class A (a)	373,881
24,371	Zillow Group, Inc. Class C (a)	1,077,442

		2,190,474

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.5%
79,547	CommScope Holding Co., Inc. (a)	668,195

Support Activities for Transportation - 1.3%
16,485	Expedia, Inc. (a)	1,884,236

Telecommunications - 3.7%
41,416	PayPal Holdings, Inc. (a)	3,374,990
22,615	Zoom Video Communications, Inc. (a)	1,696,125

		5,071,115

	TOTAL COMMON STOCKS (Cost $85,178,025)	$89,760,070

SHORT TERM INVESTMENTS - 29.5%
Money Market Funds - 29.5%
27,960,416	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$27,960,416
12,915,658	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	12,915,658

	TOTAL SHORT TERM INVESTMENTS (Cost $40,876,074)	$40,876,074

	TOTAL INVESTMENTS (Cost $126,054,099) - 94.2% (c)	$130,636,144
	Other Assets in Excess of Liabilities - 5.8%	8,035,851

	TOTAL NET ASSETS - 100.0%	$138,671,995

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $97,655,926.

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Dow Jones Internet Composite Index	4.4000 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	160,301	$96,052,804	$6,570,300
Total return of Dow Jones Internet Composite Index	4.7500 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	104,168	63,069,264	3,684,744
Total return of Dow Jones Internet Composite Index	4.4000 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	127,378	73,969,898	7,625,201
Total return of Dow Jones Internet Composite Index	4.7000 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	115,266	67,485,659	6,442,625

					$300,577,625	$24,322,870

Direxion Daily Dow Jones Internet Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 115.7%
Money Market Funds - 115.7%
15,668,981	Dreyfus Government Cash Management Institutional Shares, 4.23% (a)	$15,668,981
39,919,747	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (a)	39,919,747

	TOTAL SHORT TERM INVESTMENTS (Cost $55,588,728) (b)	$55,588,728

	TOTAL INVESTMENTS (Cost $55,588,728) - 115.7%	$55,588,728
	Liabilities in Excess of Other Assets - (15.7)%	(7,555,608)

	TOTAL NET ASSETS - 100.0%	$48,033,120

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $41,548,590.

Short Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
4.2000 % representing 1 month SOFR rate + spread	Total return of Dow Jones Internet Composite Index	Bank of America Merrill Lynch	12/8/2023	121,056	$73,132,491	$(4,429,206)
4.2000 % representing 1 month SOFR rate + spread	Total return of Dow Jones Internet Composite Index	UBS Securities LLC	12/13/2023	12,211	7,316,587	(501,502)
4.4000 % representing 1 month SOFR rate + spread	Total return of Dow Jones Internet Composite Index	Citibank N.A.	12/19/2023	58,532	35,986,934	(1,633,418)
4.5000 % representing 1 month SOFR rate + spread	Total return of Dow Jones Internet Composite Index	J.P. Morgan	1/23/2024	32,188	17,891,262	(2,694,727)

					$134,327,274	$(9,258,853)

Direxion Daily Financial Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 64.0%
Administrative and Support Services - 1.1%
12,650	FactSet Research System, Inc.	$5,350,191
52,315	Moody’s Corp.	16,884,666

		22,234,857

Credit Intermediation and Related Activities - 26.1%
198,501	American Express Co.	34,723,780
2,317,650	Bank of America Corp.	82,230,222
244,245	Bank of New York Mellon Corp.	12,351,470
126,747	Capital One Financial Corp.	15,082,893
643,159	Citigroup, Inc.	33,585,763
163,537	Citizens Financial Group, Inc.	7,084,423
43,483	Comerica, Inc.	3,187,739
90,729	Discover Financial Services	10,590,796
227,929	Fifth Third Bancorp	8,271,543
60,746	First Republic Bank	8,557,896
479,082	Huntington Bancshares, Inc.	7,267,674
974,013	JPMorgan Chase & Co.	136,322,859
309,804	KeyCorp	5,945,139
57,319	M&T Bank Corp.	8,941,764
69,205	Northern Trust Corp.	6,710,809
133,930	PNC Financial Services Group, Inc.	22,156,040
310,300	Regions Financial Corp.	7,304,462
20,896	Signature Bank	2,694,539
121,847	State Street Corp.	11,128,286
19,629	SVB Financial Group (a)	5,936,595
149,607	Synchrony Financial	5,495,065
440,576	Truist Financial Corp.	21,760,049
448,987	U.S. Bancorp	22,359,553
1,265,329	Wells Fargo & Co.	59,305,970
49,682	Zions Bancorp	2,641,095

		541,636,424

Funds, Trusts, and Other Financial Vehicles - 0.4%
74,206	T. Rowe Price Group, Inc.	8,642,773

Insurance Carriers and Related Activities - 22.0%
187,891	Aflac, Inc.	13,809,988
88,065	Allstate Corp.	11,313,711
246,720	American International Group, Inc.	15,597,638
68,691	AON PLC ADR (United Kingdom)	21,890,448
122,822	Arch Capital Group Ltd. ADR (a)	7,903,596
70,014	Arthur J. Gallagher & Co.	13,703,140
17,540	Assurant, Inc.	2,325,629
598,285	Berkshire Hathaway, Inc. Class B (a)	186,377,743
78,060	Brown & Brown, Inc.	4,571,194
137,824	Chubb Limited ADR (Switzerland)	31,353,582
52,194	Cincinnati Financial Corp.	5,905,751
13,005	Everest Re Group Ltd. ADR	4,547,718
30,039	Globe Life, Inc.	3,630,213
105,633	Hartford Financial Services Group, Inc.	8,198,177
51,133	Lincoln National Corp.	1,811,642
65,437	Loews Corp.	4,023,067
164,710	Marsh & McLennan Companies, Inc.	28,809,426
218,855	MetLife, Inc.	15,980,792
75,562	Principal Financial Group, Inc.	6,993,263
194,278	Progressive Corp.	26,489,805
122,200	Prudential Financial, Inc.	12,823,668
77,821	Travelers Companies, Inc.	14,873,150
67,878	W.R. Berkley Corp.	4,760,963
35,941	Willis Towers Watson PLC ADR (Ireland)	9,135,843

		456,830,147

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 14.4%
35,337	Ameriprise Financial, Inc.	12,372,190
49,874	BlackRock, Inc.	37,864,839
35,227	CBOE Holdings, Inc.	4,328,694
506,502	Charles Schwab Corp.	39,213,385
119,450	CME Group, Inc.	21,102,037
94,328	Franklin Resources, Inc.	2,943,034
112,451	Goldman Sachs Group, Inc.	41,135,700
185,474	IntercontinentalExchange, Inc.	19,947,729
151,021	Invesco Ltd. ADR (a)	2,795,399
12,499	MarketAxess Holdings, Inc.	4,547,761
437,755	Morgan Stanley	42,606,694
26,550	MSCI, Inc. Class A	14,112,918
112,561	NASDAQ OMX Group, Inc.	6,775,047
64,284	Raymond James Financial, Inc.	7,249,307
110,582	S&P Global, Inc.	41,461,615

		298,456,349

	TOTAL COMMON STOCKS (Cost $1,207,932,883)	$1,327,800,550

SHORT TERM INVESTMENTS - 33.2%
Money Market Funds - 33.2%
574,311,391	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$574,311,391
7,651,604	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (b)	7,651,604
60,512,331	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (b)	60,512,331
45,694,404	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	45,694,404

	TOTAL SHORT TERM INVESTMENTS (Cost $688,169,730)	$688,169,730

	TOTAL INVESTMENTS (Cost $1,896,102,613) - 97.2% (c)	$2,015,970,280
	Other Assets in Excess of Liabilities - 2.8%	58,717,651

	TOTAL NET ASSETS - 100.0%	$2,074,687,931

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,629,287,749.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Financials Select Sector Index	5.1900 % representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	1,875,000	$781,948,025	$59,668,221
Total return of Financials Select Sector Index	4.8500 % representing 1 month SOFR rate + spread	Goldman Sachs	12/7/2023	1,774,112	763,345,771	34,359,077
Total return of Financials Select Sector Index	5.0000 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	948,170	411,981,290	13,935,464
Total return of Financials Select Sector Index	4.8000 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	1,410,357	606,270,359	26,994,408
Total return of Financials Select Sector Index	4.9700 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	1,176,178	502,984,555	25,798,371
Total return of Financials Select Sector Index	5.0250 % representing 1 month SOFR rate + spread	Societe Generale	12/18/2023	10,000	4,267,340	226,294
Total return of Financials Select Sector Index	4.9500 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	1,667,000	717,327,040	31,166,584
Total return of Financials Select Sector Index	4.8500 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	2,005,414	855,770,316	44,152,687

					$4,643,894,696	$236,301,106

Direxion Daily Financial Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 107.9%
Money Market Funds - 107.9%
90,052,464	Dreyfus Government Cash Management Institutional Shares, 4.23% (a)	$90,052,464
17,902,937	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	17,902,937
77,943,797	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (a)	77,943,797

	TOTAL SHORT TERM INVESTMENTS (Cost $185,899,198) (b)	$185,899,198

	TOTAL INVESTMENTS (Cost $185,899,198) - 107.9%	$185,899,198
	Liabilities in Excess of Other Assets - (7.9)%	(13,605,439)

	TOTAL NET ASSETS - 100.0%	$172,293,759

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $120,445,666.

Short Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
4.5500% representing 1 month SOFR rate + spread	Total return of Financials Select Sector Index	Goldman Sachs	12/7/2023	145,767	$63,230,934	$(2,453,333)
4.8000% representing 1 month SOFR rate + spread	Total return of Financials Select Sector Index	Bank of America Merrill Lynch	12/8/2023	591,309	254,993,973	(10,526,405)
4.5500% representing 1 month SOFR rate + spread	Total return of Financials Select Sector Index	J.P. Morgan	12/12/2023	94,366	40,617,014	(1,749,009)
4.6900% representing 1 month SOFR rate + spread	Total return of Financials Select Sector Index	UBS Securities LLC	12/13/2023	315,668	135,818,208	(6,078,245)

					$494,660,129	$(20,806,992)

Direxion Daily Healthcare Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 75.2%
Ambulatory Health Care Services - 1.2%		$131,247
1,593	DaVita, Inc. (a)	647,444
2,568	Laboratory Corp. of America Holdings	528,240
1,694	Molina Healthcare, Inc. (a)	490,133
3,301	Quest Diagnostics, Inc.	427,521

35,158	Viatris, Inc.	2,224,585

Chemical Manufacturing - 27.0%		7,575,290
51,271	AbbVie, Inc.	3,904,628
15,470	Amgen, Inc.	1,214,507
4,175	Biogen, Inc. (a)	362,453
4,550	Bio-Techne Corp.	4,478,219
61,641	Bristol-Myers Squibb Co.	279,370
5,217	Catalent, Inc. (a)	7,868,646
22,864	Eli Lilly and Company	3,052,226
36,362	Gilead Sciences, Inc.	455,840
5,354	Incyte Corp. (a)	7,895,172
73,505	Merck & Co., Inc.	222,179
7,374	Organon & Co.	7,186,510
162,738	Pfizer, Inc.	2,354,291
3,104	Regeneron Pharmaceuticals, Inc. (a)	2,404,510
7,442	Vertex Pharmaceuticals, Inc. (a)	570,243
2,147	West Pharmaceutical Services, Inc.	2,236,101

13,512	Zoetis, Inc.	52,060,185

Computer and Electronic Product Manufacturing - 9.1%		1,305,303
8,583	Agilent Technologies, Inc.	291,695
624	Bio-Rad Laboratories, Inc. (a)	5,021,634
18,994	Danaher Corp.	734,131
10,560	GE HealthCare Technologies, Inc. (a)	588,956
7,238	Hologic, Inc. (a)	1,153,681
2,401	IDEXX Laboratories, Inc. (a)	976,752
4,560	Illumina, Inc. (a)	503,222
3,659	PerkinElmer, Inc.	6,485,222
11,371	Thermo Fisher Scientific, Inc.	565,815

1,722	Waters Corp. (a)	17,626,411

Health and Personal Care Stores - 1.7%		3,360,564

38,093	CVS Health Corp.
Hospitals - 1.0%		1,568,170
6,148	HCA Healthcare, Inc.	275,671

1,860	Universal Health Services, Inc. Class B	1,843,841

Insurance Carriers and Related Activities - 11.9%		1,251,556
16,416	Centene Corp. (a)	2,806,963
8,864	Cigna Corp.	3,461,931
6,924	Elevance Health, Inc.	1,877,939
3,670	Humana, Inc.	13,522,058

27,088	UnitedHealth Group, Inc.	22,920,447

Machinery Manufacturing - 0.5%		991,799

647	Mettler-Toledo International, Inc. (a)
Management of Companies and Enterprises - 2.9%		5,588,081

50,548	Abbott Laboratories
Merchant Wholesalers, Durable Goods - 0.2%		338,570

3,930	Henry Schein, Inc. (a)
Merchant Wholesalers, Nondurable Goods - 1.5%		793,436
4,696	AmerisourceBergen Corp.	587,100
7,600	Cardinal Health, Inc.	1,556,754

4,111	McKesson Corp.	2,937,290

Miscellaneous Manufacturing - 16.5%		568,051
2,106	Align Technology, Inc. (a)	667,759
14,615	Baxter International, Inc.	2,085,355
8,268	Becton, Dickinson & Co.	1,920,531
41,525	Boston Scientific Corp. (a)	229,451
6,230	Dentsply Sirona, Inc.	1,199,194
11,198	DexCom, Inc. (a)	1,374,771
17,924	Edwards Lifesciences Corp. (a)	2,517,094
10,245	Intuitive Surgical, Inc. (a)	12,386,909
75,798	Johnson & Johnson	3,224,911
38,534	Medtronic PLC ADR (Ireland)	969,887
4,247	ResMed, Inc.	597,640
2,894	Steris PLC ADR (Ireland)	2,478,455
9,765	Stryker Corp.	331,051
1,360	Teleflex, Inc.	499,319
1,431	The Cooper Companies, Inc.	774,737

6,084	Zimmer Biomet Holdings, Inc.	31,825,115

Professional, Scientific, and Technical Services - 1.7%		358,794
1,475	Charles River Laboratories International, Inc. (a)	1,235,373
5,385	IQVIA Holdings, Inc. (a)	1,686,478

9,579	Moderna, Inc. (a)	3,280,645

	TOTAL COMMON STOCKS (Cost $149,964,852)	$144,997,533

SHORT TERM INVESTMENTS - 33.3%
Money Market Funds - 33.3%
23,883,898	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$23,883,898
3,333,058	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (b)	3,333,058
36,958,679	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	36,958,679

	TOTAL SHORT TERM INVESTMENTS (Cost $64,175,635)	$64,175,635

	TOTAL INVESTMENTS (Cost $214,140,487) - 108.5% (c)	$209,173,168
	Liabilities in Excess of Other Assets - (8.5)%	(16,357,809)

	TOTAL NET ASSETS - 100.0%	$192,815,359

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $172,282,265.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Health Care Select Sector Index	4.9000 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	18,000	$25,382,520	$(1,243,650)
Total return of Health Care Select Sector Index	4.7500 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	109,999	152,463,757	(4,885,194)
Total return of Health Care Select Sector Index	4.9400 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	123,599	173,227,755	(7,432,420)
Total return of Health Care Select Sector Index	4.9000 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	70,208	97,146,994	(3,017,364)

					$448,221,026	$(16,578,628)

Direxion Daily Homebuilders & Supplies Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 69.4%
Building Material and Garden Equipment and Supplies Dealers - 5.7%
24,183	Lowe’s Companies, Inc.	$5,036,110
29,035	MasterBrand, Inc. (a)	267,122
15,626	The Home Depot, Inc.	5,065,480

		10,368,712

Construction of Buildings - 41.3%
18,952	Beazer Homes USA, Inc. (a)	310,244
18,461	Century Communities, Inc.	1,129,813
204,363	D.R. Horton, Inc.	20,168,585
17,736	Green Brick Partners , Inc. (a)	553,363
54,232	KB Home	2,085,221
9,506	Lennar Corp.	820,938
166,345	Lennar Corp. Class A	17,033,728
13,383	LGI Homes, Inc. (a)	1,523,655
37,223	M.D.C Holdings, Inc.	1,405,541
17,909	M/I Homes, Inc. (a)	1,070,958
23,878	Meritage Homes Corp. (a)	2,571,422
1,960	NVR, Inc. (a)	10,329,200
148,752	PulteGroup, Inc.	8,462,501
70,744	Taylor Morrison Home Corp. (a)	2,532,635
68,815	Toll Brothers, Inc.	4,093,804
65,888	TRI Pointe Group, Inc. (a)	1,455,466

		75,547,074

Fabricated Metal Product Manufacturing - 0.7%
13,472	PGT Innovations, Inc. (a)	292,342
9,563	Simpson Manufacturing Company, Inc.	1,024,293

		1,316,635

Furniture and Related Product Manufacturing - 0.1%
3,733	American Woodmark Corp. (a)	213,864

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 1.2%
5,122	Ethan Allen Interiors, Inc.	147,207
23,825	Floor & Decor Holdings, Inc. (a)	2,162,595

		2,309,802

Machinery Manufacturing - 0.2%
22,294	Hayward Holdings, Inc. (a)	300,746

Management of Companies and Enterprises - 0.3%
24,594	AZEK Company, Inc. (a)	593,453

Merchant Wholesalers, Durable Goods - 6.4%
11,395	Beacon Roofing Supply, Inc. (a)	648,148
33,044	Builders FirstSource, Inc. (a)	2,633,607
28,793	Fortune Brands Home & Security, Inc.	1,857,436
29,765	Leggett & Platt, Inc.	1,088,208
7,240	Lennox International, Inc.	1,886,889
6,577	Lumber Liquidators Holdings, Inc. (a)	39,857
11,838	Mohawk Industries, Inc. (a)	1,421,270
7,469	Watsco, Inc.	2,146,366

		11,721,781

Merchant Wholesalers, Nondurable Goods - 2.6%
19,924	The Sherwin Williams Co.	4,713,819

Nonmetallic Mineral Product Manufacturing - 1.9%
8,273	Eagle Materials, Inc.	1,208,520
20,983	Owens Corning	2,028,007
7,436	Quanex Building Products Corp.	192,518

		3,429,045

Specialty Trade Contractors - 3.2%
15,316	Installed Building Products, Inc.	1,686,139
20,874	TopBuild Corp. (a)	4,176,052

		5,862,191

Wood Product Manufacturing - 5.8%
5,410	Cavco Industries, Inc. (a)	1,439,601
18,936	JELD-WEN Holding, Inc. (a)	239,540
16,097	Louisiana-Pacific Corp.	1,096,045
50,636	Masco Corp.	2,693,835
5,002	Masonite International Corp. ADR (a)	456,282
34,566	Skyline Champion Corp. (a)	2,037,666
24,637	Trex Company, Inc. (a)	1,298,863
13,838	UFP Industries, Inc.	1,294,545

		10,556,377

	TOTAL COMMON STOCKS (Cost $113,167,258)	$126,933,499

SHORT TERM INVESTMENTS - 33.6%
Money Market Funds - 33.6%
33,745,678	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$33,745,678
11,147,012	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (b)	11,147,012
16,594,751	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	16,594,751

	TOTAL SHORT TERM INVESTMENTS (Cost $61,487,441)	$61,487,441

	TOTAL INVESTMENTS (Cost $174,654,699) - 103.0% (c)	$188,420,940
	Liabilities in Excess of Other Assets - (3.0)%	(5,461,821)

	TOTAL NET ASSETS - 100.0%	$182,959,119

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $115,598,467.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Dow Jones U.S. Select Home Construction Index	5.0900% representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	2,208	$24,826,332	$2,481,500
Total return of Dow Jones U.S. Select Home Construction Index	4.8500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	9,425	108,613,341	8,178,907
Total return of Dow Jones U.S. Select Home Construction Index	4.7500% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	10,461	115,762,518	13,758,757
Total return of Dow Jones U.S. Select Home Construction Index	4.8000% representing 1 month SOFR rate + spread	Barclays	12/20/2023	11,859	127,700,386	19,056,757

					$376,902,577	$43,475,921

Direxion Daily Industrials Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 65.5%
Administrative and Support Services - 2.6%
495	Allegion PLC ADR (Ireland)	$58,187
689	Equifax, Inc.	153,096
610	Robert Half International, Inc.	51,215
1,302	Rollins, Inc.	47,393
2,101	Waste Management, Inc.	325,088

		634,979

Air Transportation - 1.8%
713	Alaska Air Group, Inc. (a)	36,605
3,656	American Airlines Group, Inc. (a)	59,008
3,607	Delta Air Lines, Inc. (a)	141,034
3,339	Southwest Airlines Co.	119,436
1,839	United Continental Holdings, Inc. (a)	90,037

		446,120

Building Material and Garden Equipment and Supplies Dealers - 0.3%
298	Snap-on, Inc.	74,122

Computer and Electronic Product Manufacturing - 7.9%
1,292	AMETEK, Inc.	187,237
1,989	Fortive Corp.	135,312
1,071	L3 Harris Technologies, Inc.	230,072
814	Northrop Grumman Corp.	364,704
2,343	Otis Worldwide Corp.	192,665
8,268	Raytheon Technologies Corp.	825,560

		1,935,550

Couriers and Messengers - 4.2%
1,346	FedEx Corp.	260,935
4,104	United Parcel Service, Inc. Class B	760,184

		1,021,119

Electrical Equipment, Appliance, and Component Manufacturing - 2.3%
713	A.O. Smith Corp.	48,270
3,326	Emerson Electric Co.	300,072
356	Generac Holdings, Inc. (a)	42,934
646	Rockwell Automation, Inc.	182,191

		573,467

Fabricated Metal Product Manufacturing - 0.5%
925	Pentair PLC ADR (Ireland)	51,226
832	Stanley Black & Decker, Inc.	74,306

		125,532

Machinery Manufacturing - 12.9%
4,705	Carrier Global Corp.	214,219
2,928	Caterpillar, Inc.	738,705
793	Cummins, Inc.	197,885
1,545	Deere & Co.	653,288
6,146	General Electric Co.	494,630
424	IDEX Corp.	101,624
2,277	Ingersoll Rand, Inc.	127,512
303	Nordson Corp.	73,720
722	Parker Hannifin Corp.	235,372
1,296	Trane Technologies PLC ADR (Ireland)	232,140
1,014	Xylem, Inc.	105,466

		3,174,561

Merchant Wholesalers, Durable Goods - 4.1%
486	Cintas Corp.	215,658
2,411	Copart, Inc. (a)	160,597
3,222	Fastenal Co.	162,872
223	Huntington Ingalls Industries, Inc.	49,180
3,874	Johnson Controls International PLC ADR (Ireland)	269,514
252	W.W. Grainger, Inc.	148,549

		1,006,370

Merchant Wholesalers, Nondurable Goods - 1.5%
1,573	Illinois Tool Works, Inc.	371,291

Miscellaneous Manufacturing - 2.3%
3,109	3M Co.	357,784
789	Dover Corp.	119,794
1,176	Textron, Inc.	85,671

		563,249

National Security and International Affairs - 0.3%
769	Leidos Holdings, Inc.	76,008

Primary Metal Manufacturing - 0.3%
2,071	Howmet Aerospace, Inc.	84,269

Professional, Scientific, and Technical Services - 2.5%
2,238	Eaton Corp PLC ADR (Ireland)	363,026
718	Jacobs Solutions, Inc.	88,709
879	Verisk Analytics, Inc. Class A	159,793

		611,528

Rail Transportation - 4.4%
11,825	CSX Corp.	365,629
3,458	Union Pacific Corp.	706,089

		1,071,718

Rental and Leasing Services - 0.7%
390	United Rentals, Inc. (a)	171,971

Specialty Trade Contractors - 0.5%
804	Quanta Services, Inc.	122,361

Support Activities for Transportation - 2.3%
662	C.H. Robinson Worldwide, Inc.	66,313
895	Expeditors International of Washington, Inc.	96,794
467	J.B. Hunt Transport Services, Inc.	88,286
1,302	Norfolk Southern Corp.	320,045

		571,438

Transportation Equipment Manufacturing - 11.8%
3,150	Boeing Co. (a)	670,950
1,266	General Dynamics Corp.	295,054
3,782	Honeywell International, Inc.	788,472
1,312	Lockheed Martin Corp.	607,797
1,956	Paccar, Inc.	213,810
291	TransDigm Group, Inc.	208,865
1,023	Wabtec Corp.	106,198

		2,891,146

Truck Transportation - 0.7%
510	Old Dominion Freight Line, Inc.	169,952

Waste Management and Remediation Services - 0.6%
1,156	Republic Services, Inc.	144,292

Web Search Portals, Libraries, Archives, and Other Information Services - 0.7%
2,287	CoStar Group, Inc. (a)	178,157

Wood Product Manufacturing - 0.3%
1,269	Masco Corp.	67,511

	TOTAL COMMON STOCKS (Cost $17,004,532)	$16,086,711

SHORT TERM INVESTMENTS - 30.9%
Money Market Funds - 30.9%
2,666,439	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$2,666,439
2,210,033	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (b)	2,210,033
2,722,760	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	2,722,760

	TOTAL SHORT TERM INVESTMENTS (Cost $7,599,232)	$7,599,232

	TOTAL INVESTMENTS (Cost $24,603,764) - 96.4% (c)	$23,685,943
	Other Assets in Excess of Liabilities - 3.6%	881,759

	TOTAL NET ASSETS - 100.0%	$24,567,702

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $16,998,183.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Industrials Select Sector Index	4.7500% representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	23,521	$23,754,615	$306,052
Total return of Industrials Select Sector Index	4.9000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	18,024	18,222,203	197,748
Total return of Industrials Select Sector Index	4.6500% representing 1 month SOFR rate + spread	Barclays	12/20/2023	14,549	14,544,781	320,750

					$56,521,599	$824,550

Direxion Daily Pharmaceutical & Medical Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 60.7%
Administrative and Support Services - 2.3%
6,613	Royalty Pharma PLC ADR (United Kingdom)	$259,163

Ambulatory Health Care Services - 5.3%
3,688	Axsome Therapeutics, Inc. (a)	276,600
25,613	Viatris, Inc.	311,454

		588,054

Chemical Manufacturing - 45.2%
2,248	Aclaris Therapeutics, Inc. (a)	37,991
1,606	Amphastar Pharmaceuticals, Inc. (a)	48,598
369	ANI Pharmaceuticals, Inc. (a)	16,505
3,503	Bristol-Myers Squibb Co.	254,493
2,010	Cara Therapeutics, Inc. (a)	23,477
7,129	Cassava Sciences, Inc. (a)(b)	199,612
6,180	Catalent, Inc. (a)	330,939
1,244	Collegium Pharmaceutical, Inc. (a)	34,932
4,453	Corcept Therapeutics, Inc. (a)	101,796
21,792	Elanco Animal Health, Inc. (a)	299,204
765	Eli Lilly and Company	263,275
10,151	Esperion Therapeutics, Inc. (a)	64,560
2,304	Harmony Biosciences Holdings, Inc. (a)	110,984
3,795	Innoviva, Inc. (a)	48,007
4,164	Intra-Cellular Therapies, Inc. (a)	199,539
1,817	Jazz Pharmaceuticals PLC ADR (Ireland) (a)	284,651
1,355	Ligand Pharmaceuticals, Inc. (a)	94,443
2,538	Merck & Co., Inc.	272,607
12,995	Nektar Therapeutics (a)	35,346
10,207	Organon & Co.	307,537
3,018	Pacira Pharmaceuticals, Inc. (a)	118,517
8,751	Perrigo Co. PLC ADR (Ireland)	327,462
5,338	Pfizer, Inc.	235,726
3,106	Pliant Therapeutics, Inc. (a)	108,834
1,475	Prestige Consumer Healthcare, Inc. (a)	96,996
5,901	Provention Bio, Inc. (a)	51,103
11,726	Revance Therapeutics, Inc. (a)	406,658
12,265	SIGA Technologies, Inc.	89,902
2,472	Supernus Pharmaceuticals, Inc. (a)	101,377
4,545	Theravance Biopharma, Inc. ADR (a)	49,131
3,089	Ventyx Biosciences, Inc. (a)	129,738
1,800	Zoetis, Inc.	297,882

		5,041,822

Merchant Wholesalers, Nondurable Goods - 2.3%
5,870	Amylxy Pharmaceuticals, Inc. (a)	230,046
4,175	Atea Pharmaceuticals, Inc. (a)	19,330

		249,376

Miscellaneous Manufacturing - 2.3%
1,571	Johnson & Johnson	256,733

Professional, Scientific, and Technical Services - 3.3%
3,167	Arvinas, Inc. (a)	103,783
2,712	DICE Therapeutics, Inc. (a)	86,160
4,083	Reata Pharmaceuticals, Inc. (a)(b)	176,916

		366,859

	TOTAL COMMON STOCKS (Cost $6,709,773)	$6,762,007

SHORT TERM INVESTMENTS - 37.4%
Money Market Funds - 37.4%
2,309,421	Dreyfus Government Cash Management Institutional Shares, 4.23% (c)(d)	$2,309,421
470,595	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (c)	470,595
1,392,382	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (c)	1,392,382

	TOTAL SHORT TERM INVESTMENTS (Cost $4,172,398)	$4,172,398

	TOTAL INVESTMENTS (Cost $10,882,171) - 98.1% (e)	$10,934,405
	Other Assets in Excess of Liabilities - 1.9%	213,264

	TOTAL NET ASSETS - 100.0%	$11,147,669

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,693,269.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Pharmaceuticals Select Industry Index	4.9400 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	1,980	$9,589,713	$297,959
Total return of S&P Pharmaceuticals Select Industry Index	4.6500 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	1,536	7,472,118	185,225
Total return of S&P Pharmaceuticals Select Industry Index	4.9000 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	1,808	8,739,554	265,379

					$25,801,385	$748,563

Direxion Daily Real Estate Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 57.7%
Accommodation - 0.8%
25,675	Host Hotels & Resorts, Inc.	$483,974

Administrative and Support Services - 1.0%
10,437	Iron Mountain, Inc.	569,651

Professional, Scientific, and Technical Services - 1.3%
4,809	Extra Space Storage, Inc.	759,004

Real Estate - 48.5%
5,362	Alexandria Real Estate Equities, Inc.	861,888
16,718	American Tower Corp.	3,734,634
5,024	AvalonBay Communities, Inc.	891,459
5,124	Boston Properties, Inc.	381,943
3,824	Camden Property Trust	471,155
11,345	CBRE Group, Inc. Class A (a)	970,111
15,549	Crown Castle International Corp.	2,302,962
10,323	Digital Realty Trust, Inc.	1,183,222
12,213	Equity Residential	777,357
2,325	Essex Property Trust, Inc.	525,613
2,624	Federal Realty Investment Trust	292,655
19,302	Healthpeak Properties, Inc.	530,419
20,856	Invitation Homes, Inc.	677,820
22,206	Kimco Realty Corp.	498,747
4,145	Mid-America Apartment Communities, Inc.	691,054
33,147	Prologis, Inc.	4,285,244
5,676	Public Storage	1,727,434
22,519	Realty Income Corp.	1,527,464
5,529	Regency Centers Corp.	368,397
11,740	Simon Property Group, Inc.	1,508,120
10,989	UDR, Inc.	468,022
14,352	Ventas, Inc.	743,577
34,581	VICI Properties, Inc.	1,181,979
16,966	Welltower, Inc.	1,273,129
26,426	Weyerhaeuser Co.	909,847

		28,784,252

Telecommunications - 6.1%
3,321	Equinix, Inc.	2,451,330
3,877	SBA Communications Corp.	1,153,524

		3,604,854

	TOTAL COMMON STOCKS (Cost $36,587,868)	$34,201,735

SHORT TERM INVESTMENTS - 37.8%
Money Market Funds - 37.8%
9,717,602	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$9,717,602
12,689,658	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	12,689,658

	TOTAL SHORT TERM INVESTMENTS (Cost $22,407,260)	$22,407,260

	TOTAL INVESTMENTS (Cost $58,995,128) - 95.5% (c)	$56,608,995
	Other Assets in Excess of Liabilities - 4.5%	2,682,170

	TOTAL NET ASSETS - 100.0%	$59,291,165

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $44,545,246.

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Real Estate Select Sector Index	4.3500 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	470,712	$91,095,324	$2,878,169
Total return of Real Estate Select Sector Index	4.5500 % representing 1 month SOFR rate + spread	J.P. Morgan	1/8/2024	248,593	46,217,430	3,363,663

					$137,312,754	$6,241,832

Direxion Daily Real Estate Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 114.6%
Money Market Funds - 114.6%
106,037,117	Dreyfus Government Cash Management Institutional Shares, 4.23% (a)	$106,037,117
81,317,998	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (a)	81,317,998

	TOTAL SHORT TERM INVESTMENTS (Cost $187,355,115) (b)	$187,355,115

	TOTAL INVESTMENTS (Cost $187,355,115) - 114.6%	$187,355,115
	Liabilities in Excess of Other Assets - (14.6)%	(23,820,227)

	TOTAL NET ASSETS - 100.0%	$163,534,888

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $118,208,843.

Short Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
4.1500 % representing 1 month SOFR rate + spread	Total return of Real Estate Select Sector Index	Bank of America Merrill Lynch	12/8/2023	610,271	$118,610,815	$(3,221,218)
4.0500 % representing 1 month SOFR rate + spread	Total return of Real Estate Select Sector Index	J.P. Morgan	12/12/2023	838,613	157,833,946	(9,683,524)
4.1000 % representing 1 month SOFR rate + spread	Total return of Real Estate Select Sector Index	UBS Securities LLC	12/13/2023	1,007,451	188,765,745	(12,216,292)

					$465,210,506	$(25,121,034)

Direxion Daily Regional Banks Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 65.3%
Credit Intermediation and Related Activities - 59.9%
2,154	1st Source Corp.	$105,955
3,099	Amerant Bancorp, Inc.	86,276
18,586	Ameris Bancorp	876,516
70,342	Associated Banc-Corp	1,576,364
10,731	Atlantic Union Bankshares Corp.	415,182
6,303	BancFirst Corp.	542,877
9,858	Bank of Hawaii Corp.	754,038
1,979	Bank of Marin Bancorp	60,300
41,171	Bank OZK	1,880,280
34,388	BankUnited, Inc.	1,294,364
9,443	Banner Corp.	612,190
14,269	Berkshire Hills Bancorp, Inc.	443,052
8,517	BOK Financial Corp.	855,958
17,498	Brookline Bancorp, Inc.	228,874
66,096	Cadence Bank	1,690,736
1,738	Camden National Corp.	73,396
16,587	Cathay General Bancorp	729,165
51,754	Citizens Financial Group, Inc.	2,241,983
3,650	City Holding Co.	345,983
1,369	Coastal Financial Corp. (a)	62,522
50,659	Columbia Banking System, Inc.	1,565,870
31,255	Comerica, Inc.	2,291,304
19,410	Commerce Bancshares, Inc.	1,291,930
11,540	Community Bank System, Inc.	665,973
2,073	Community Trust Bancorp, Inc.	89,305
5,403	ConnectOne Bancorp, Inc.	128,429
15,886	Customers Bancorp, Inc. (a)	482,458
34,341	CVB Financial Corp.	831,739
4,806	Dime Community Bancshares, Inc.	143,315
7,354	Eagle Bancorp, Inc.	349,241
31,382	East West Bancorp, Inc.	2,464,115
39,647	Eastern Bankshares, Inc.	641,092
5,548	Enterprise Financial Services Corp.	295,819
117,861	F.N.B. Corp.	1,681,876
7,203	FB Financial Corp.	270,545
62,662	Fifth Third Bancorp	2,274,004
1,907	Financial Institutions, Inc.	47,122
6,738	First Bancorp	268,509
79,179	First BanCorp ADR	1,064,958
5,698	First Bancshares, Inc.	174,644
6,948	First Busey Corp.	165,849
2,650	First Citizens BancShares, Inc. Class A	2,060,852
23,475	First Commonwealth Financial Corp.	345,317
15,359	First Financial Bancorp	389,043
25,571	First Financial Bankshares, Inc.	910,839
1,985	First Financial Corp.	89,166
30,486	First Hawaiian, Inc.	836,536
84,189	First Horizon National Corp.	2,081,994
8,195	First Merchants Corp.	349,435
17,620	First Republic Bank	2,482,306
5,404	Flushing Finanicial Corp.	103,703
48,828	Fulton Financial Corp.	816,892
18,572	Glacier Bancorp, Inc.	846,697
1,437	Great Southern Bancorp, Inc.	83,978
24,960	Hancock Holding Co.	1,284,941
6,844	Hanmi Financial Corp. Class A	159,397
7,697	HarborOne Bancorp, Inc.	104,987
6,007	Heartland Financial USA, Inc.	297,166
9,442	Heritage Commerce Corp.	114,437
10,290	Heritage Financial Corp.	293,574
21,553	Hilltop Holdings, Inc.	704,783
7,852	HomeStreet, Inc.	216,480
39,028	Hope Bancorp, Inc.	503,071
10,335	Horizon Bancorp, Inc.	161,639
141,643	Huntington Bancshares, Inc.	2,148,724
8,743	Independent Bank Corp. (Massachusetts)	696,730
2,740	Independent Bank Corp. (Michigan)	60,746
8,559	Independent Bank Group, Inc.	524,667
14,572	International Bancshares Corp.	682,990
118,307	KeyCorp	2,270,311
12,855	Lakeland Bancorp, Inc.	247,716
5,284	Lakeland Financial Corp.	373,632
13,886	Live Oak Bancshares, Inc.	475,318
13,615	M&T Bank Corp.	2,123,940
1,556	Mercantile Bank Corp.	53,417
8,651	Meta Financial Group, Inc.	429,263
3,608	Midland States Bancorp, Inc.	91,932
7,070	NBT Bancorp, Inc.	277,922
1,175	Nicolet Bankshares, Inc. (a)	85,646
41,630	Northwest Bancshares, Inc.	588,648
13,854	OceanFirst Financial Corp.	331,388
12,890	OFG Bancorp ADR	364,916
90,866	Old National Bancorp	1,590,155
6,496	Old Second Bancorp, Inc.	110,367
5,734	Origin Bancorp, Inc.	215,025
19,323	Pacific Premier Bancorp, Inc.	624,906
71,133	PacWest Bancorp	1,967,539
1,628	Park National Corp.	203,907
2,998	Peapack-Gladstone Financial Corp.	111,196
4,767	Peoples Bancorp, Inc.	141,437
22,930	Pinnacle Financial Partners, Inc.	1,805,279
13,376	PNC Financial Services Group, Inc.	2,212,792
31,386	Popular, Inc. ADR	2,154,335
2,721	Preferred Bank	193,545
5,042	Premier Financial Corp.	126,151
24,157	Prosperity Bancshares, Inc.	1,832,550
93,591	Regions Financial Corp.	2,203,132
9,050	Renasant Corp.	321,999
6,454	S&T Bancorp, Inc.	234,797
7,561	Sandy Spring Bancorp, Inc.	255,562
20,248	Seacoast Banking Corp. of Florida	650,163
17,381	Signature Bank	2,241,280
96,167	Silvergate Capital Corp. (a)(b)	1,369,418
30,698	Simmons First National Corp.	684,872
6,045	Southside Bancshares, Inc.	228,985
14,340	Stellar Bancorp, Inc.	403,097
9,357	SVB Financial Group (a)	2,829,931
51,139	Synovus Financial Corp.	2,145,281
24,008	Texas Capital Bancshares, Inc. (a)	1,586,209
12,145	The Bancorp, Inc. (a)	412,080
1,837	Tompkins Financial Corp.	138,381
6,986	Towne Bank	212,863
3,832	TriCo Bancshares	193,708
11,133	Triumph Bancorp, Inc. (a)	620,442
48,975	Truist Financial Corp.	2,418,875
11,612	Trustmark Corp.	338,141
9,447	UMB Financial Corp.	852,025
31,428	United Bankshares, Inc.	1,263,406
34,383	United Community Banks, Inc.	1,118,823
4,428	Univest Corp. of Pennsylvania	120,220
120,885	Valley National Bancorp	1,436,114
17,790	Washington Federal, Inc.	630,833
2,649	Washington Trust Bancorp, Inc.	113,298
43,651	Webster Financial Corp.	2,298,225
10,095	WesBanco, Inc.	375,231
6,936	Westamerica Bancorp	385,364
33,917	Western Alliance Bancorp	2,556,324
22,209	Wintrust Financial Corp.	2,031,457
43,397	Zions Bancorp	2,306,985

		107,395,952

Management of Companies and Enterprises - 5.3%
18,062	Banc of California, Inc.	314,640
4,316	Byline Bancorp, Inc.	107,037
7,479	Central Pacific Financial Corp.	169,025
15,054	Cullen/Frost Bankers, Inc.	1,961,235
18,146	First Foundation, Inc.	281,807
31,444	First Interstate BancSystem, Inc.	1,128,211
50,651	Home Bancshares, Inc.	1,209,039
3,454	Metropolitan Bank Holding Corp. (a)	205,099
8,225	National Bank Holdings Corp.	347,342
8,017	ServisFirst Bancshares, Inc.	546,599
19,134	South State Corp.	1,523,066
71,498	Umpqua Holdings Corp.	1,301,264
14,841	Veritex Holdings, Inc.	417,774

		9,512,138

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
5,021	CrossFirst Bankshares, Inc. (a)	67,784
3,515	QCR Holdings, Inc.	184,748

		252,532

	TOTAL COMMON STOCKS (Cost $127,213,190)	$117,160,622

SHORT TERM INVESTMENTS - 36.8%
Money Market Funds - 36.8%
38,143,509	Dreyfus Government Cash Management Institutional Shares, 4.23% (c)(d)	$38,143,509
1,458,920	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (c)	1,458,920
26,406,967	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (c)	26,406,967

	TOTAL SHORT TERM INVESTMENTS (Cost $66,009,396)	$66,009,396

	TOTAL INVESTMENTS (Cost $193,222,586) - 102.1% (e)	$183,170,018
	Liabilities in Excess of Other Assets - (2.1)%	(3,814,755)

	TOTAL NET ASSETS - 100.0%	$179,355,263

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $120,834,833.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Regional Banks Select Industry Index	4.8500 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	60,639	$115,386,315	$2,532,307
Total return of S&P Regional Banks Select Industry Index	4.8400 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	78,934	145,526,896	8,131,930
Total return of S&P Regional Banks Select Industry Index	4.8000 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	75,993	143,263,358	4,533,821

					$404,176,569	$15,198,058

Direxion Daily Retail Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 63.4%
Administrative and Support Services - 0.7%
15,749	Revolve Group, Inc. (a)	$449,477

Clothing and Clothing Accessories Stores - 14.4%
17,261	Abercrombie & Fitch Co. Class A (a)	499,879
7,482	Academy Sports & Outdoors Inc.	437,098
25,744	American Eagle Outfitters, Inc.	415,508
9,625	Bath & Body Works, Inc.	442,846
6,531	Boot Barn Holdings, Inc. (a)	545,273
18,422	Caleres, Inc.	479,340
72,131	Chicos FAS, Inc. (a)	380,130
11,805	Childrens Place Retail Stores, Inc. (a)	535,593
40,048	Designer Brands, Inc.	412,895
29,301	Gap, Inc. (b)	397,615
5,022	Genesco, Inc. (a)	242,512
19,612	Guess?, Inc.	454,410
23,376	Nordstrom, Inc.	456,767
3,542	Ross Stores, Inc.	418,629
10,550	Shoe Carnival, Inc.	288,121
5,969	Signet Jewelers Ltd. ADR	458,479
9,113	The Buckle, Inc.	400,972
5,216	TJX Companies, Inc.	426,982
14,888	Urban Outfitters, Inc. (a)	407,782
9,053	Victoria’s Secret & Co. (a)	381,584
10,903	Zumiez, Inc. (a)	281,625

		8,764,040

Electronics and Appliance Stores - 1.4%
4,979	Best Buy Co., Inc.	441,737
18,000	GameStop Corp. Class A (a)(b)	393,660

		835,397

Food and Beverage Stores - 3.4%
19,051	Albertsons Companies, Inc. Class A	403,881
14,267	Grocery Outlet Holding Corp. (a)	433,574
2,468	Ingles Markets, Inc.	234,460
8,758	Kroger Co.	390,869
12,065	Sprouts Farmers Market, Inc. (a)	385,477
2,199	Weis Markets, Inc.	189,862

		2,038,123

Food Services and Drinking Places - 1.7%
1,680	Casey’s General Stores, Inc.	396,329
10,793	Wayfair, Inc. (a)(b)	652,976

		1,049,305

Gasoline Stations - 0.4%
5,022	TravelCenters of America Inc. (a)	228,601

General Merchandise Stores - 9.1%
24,536	Big Lots, Inc.	401,409
5,797	BJ’s Wholesale Club Holdings, Inc. (a)	420,109
2,096	Burlington Stores, Inc. (a)	481,724
840	Costco Wholesale Corp.	429,358
1,208	Dillard’s, Inc. Class A	475,118
1,679	Dollar General Corp.	392,214
2,864	Dollar Tree, Inc. (a)	430,116
2,302	Five Below, Inc. (a)	453,793
15,412	Kohl’s Corp.	498,886
18,457	Macy’s, Inc.	436,139
3,250	PriceSmart, Inc.	241,507
2,676	Target Corp.	460,647
2,801	Wal-Mart Stores, Inc.	402,980

		5,524,000

Health and Personal Care Stores - 1.8%
12,207	Petmed Express, Inc.	262,206
864	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	444,062
10,079	Walgreens Boots Alliance, Inc.	371,512

		1,077,780

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.2%
407	Winmark Corp.	114,286

Machinery Manufacturing - 1.5%
33,659	Leslie’s, Inc. (a)	521,378
10,198	Xometry, Inc. (a)	357,134

		878,512

Merchant Wholesalers, Durable Goods - 0.3%
2,180	America’s Car-Mart, Inc. (a)	187,785

Merchant Wholesalers, Nondurable Goods - 0.8%
10,735	Foot Locker, Inc.	467,080

Miscellaneous Manufacturing - 1.5%
10,644	National Vision Holdings, Inc. (a)	437,468
38,755	Petco Health & Wellness Co., Inc. (a)	453,046

		890,514

Miscellaneous Store Retailers - 3.8%
9,331	Chewy, Inc. (a)	420,455
7,939	Ollie’s Bargain Outlet Holdings, Inc. (a)	434,740
35,918	Sally Beauty Holdings, Inc. (a)	559,602
8,801	The ODP Corp. (a)	454,132
1,865	Tractor Supply Co.	425,201

		2,294,130

Motor Vehicle and Parts Dealers - 9.9%
2,795	Advance Auto Parts, Inc.	425,623
2,247	Asbury Automotive Group, Inc. (a)	494,340
3,503	AutoNation, Inc. (a)	443,900
166	AutoZone, Inc. (a)	404,849
6,200	CarMax, Inc. (a)	436,790
80,649	Carvana Co. (a)(b)	820,200
73,116	EVgo, Inc. (a)(b)	503,769
2,138	Group 1 Automotive, Inc.	457,211
10,430	MarineMax, Inc. (a)	325,938
1,414	Murphy USA, Inc.	384,651
492	O’Reilly Automotive, Inc. (a)	389,836
2,494	OneWater Marine. Inc. (a)	81,654
3,271	Penske Automotive Group, Inc.	418,099
7,931	Sonic Automotive, Inc.	425,974

		6,012,834

Nonstore Retailers - 5.2%
4,572	Amazon.com, Inc. (a)	471,510
7,368	DoorDash, Inc. (a)	426,755
9,333	eBay, Inc.	461,983
3,213	Etsy, Inc. (a)	442,044
17,770	Overstock.com, Inc. (a)	430,212
104,965	Stitch Fix, Inc. (a)	546,868
24,679	Warby Parker, Inc. (a)(b)	398,566

		3,177,938

Printing and Related Support Activities - 0.2%
11,726	Arko Corp.	98,381

Professional, Scientific, and Technical Services - 2.4%
661,046	ContextLogic, Inc. (a)	454,733
15,530	Franchise Group, Inc. (b)	479,722
205,690	Qurate Retail, Inc. (a)	530,680

		1,465,135

Rental and Leasing Services - 0.8%
17,186	Rent-A-Center, Inc.	462,132

Repair and Maintenance - 0.8%
5,568	Liquidity Services, Inc. (a)	83,464
8,410	Monro Muffler Brake, Inc.	428,069

		511,533

Sporting Goods, Hobby, Musical Instrument, and Book Stores - 2.3%
16,913	Camping World Holdings, Inc. (b)	429,759
3,414	Dick’s Sporting Goods, Inc.	446,415
6,020	Hibbett Sports, Inc.	399,487
12,766	Sportsman’s Warehouse Holdings, Inc. (a)	120,384

		1,396,045

Truck Transportation - 0.8%
1,860	Lithia Motors, Inc. Class A	489,552

	TOTAL COMMON STOCKS (Cost $34,756,911)	$38,412,580

SHORT TERM INVESTMENTS - 33.4%
Money Market Funds - 33.4%
11,761,211	Dreyfus Government Cash Management Institutional Shares, 4.23% (c)(d)	$11,761,211
1	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (c)	1
8,485,695	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (c)	8,485,695

	TOTAL SHORT TERM INVESTMENTS (Cost $20,246,907)	$20,246,907

	TOTAL INVESTMENTS (Cost $55,003,818) - 96.8% (e)	$58,659,487
	Other Assets in Excess of Liabilities - 3.2%	1,890,908

	TOTAL NET ASSETS - 100.0%	$60,550,395

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $39,301,256.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Retail Select Industry® Index	4.7000 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	9,184	$62,941,501	$4,998,123
Total return of S&P Retail Select Industry® Index	4.8900 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	5,070	34,674,122	2,894,429
Total return of S&P Retail Select Industry® Index	4.6500 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	5,045	34,221,446	3,086,752

					$131,837,069	$10,979,304

Direxion Daily S&P 500® High Beta Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 67.7%
Accommodation - 2.5%
15,524	Caesars Entertainment Inc. (a)	$808,179
10,427	Las Vegas Sands Corp. (a)	615,193
14,180	MGM Resorts International	587,194

		2,010,566

Administrative and Support Services - 1.2%
215	Booking Holdings, Inc. (a)	523,332
5,533	Live Nation Entertainment, Inc. (a)	445,351

		968,683

Air Transportation - 2.0%
36,596	American Airlines Group, Inc. (a)	590,659
12,932	Delta Air Lines, Inc. (a)	505,641
11,710	United Continental Holdings, Inc. (a)	573,322

		1,669,622

Amusement, Gambling, and Recreation Industries - 0.9%
6,843	Wynn Resorts Ltd. (a)	709,209

Apparel Manufacturing - 0.7%
4,622	Ralph Lauren Corp.	572,435

Broadcasting and Content Providers - 1.3%
31,902	Dish Network Corp. (a)	459,070
40,026	Warner Bros Discovery, Inc. (a)	593,185

		1,052,255

Chemical Manufacturing - 0.5%
1,500	Albemarle Corp.	422,175

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.8%
14,203	Bath & Body Works, Inc.	653,480

Computer and Electronic Product Manufacturing - 16.2%
10,911	Advanced Micro Devices, Inc. (a)	819,962
4,685	Alphabet, Inc. Class C (a)	467,891
2,655	Analog Devices, Inc.	455,253
2,943	Apple, Inc.	424,645
3,676	Arista Networks, Inc. (a)	463,250
856	Broadcom, Inc.	500,769
1,945	Enphase Energy, Inc. (a)	430,584
10,323	Fortinet, Inc. (a)	540,306
2,040	Illumina, Inc. (a)	436,968
7,397	Microchip Technology, Inc.	574,155
8,415	Micron Technology, Inc.	507,425
1,786	Monolithic Power Systems, Inc.	761,836
5,094	NVIDIA Corp.	995,215
3,031	NXP Semiconductors NV ADR (Netherlands)	558,644
9,643	ON Semiconductor Corp. (a)	708,278
5,408	Qorvo, Inc. (a)	587,633
4,229	Qualcomm, Inc.	563,345
5,191	Skyworks Solutions, Inc.	569,297
1,956	SolarEdge Technologies, Inc. (a)	624,218
6,050	Teradyne, Inc.	615,285
8,317	Trimble, Inc. (a)	482,885
11,991	Western Digital Corp. (a)	527,004
2,029	Zebra Technologies Corp. Class A (a)	641,529

		13,256,377

Construction of Buildings - 2.0%
5,398	D.R. Horton, Inc.	532,729
5,220	Lennar Corp. Class A	534,528
10,615	PulteGroup, Inc.	603,887

		1,671,144

Credit Intermediation and Related Activities - 3.8%
3,887	Capital One Financial Corp.	462,553
3,438	First Republic Bank	484,346
3,962	Signature Bank	510,900
5,252	State Street Corp.	479,665
2,386	SVB Financial Group (a)	721,622
11,584	Synchrony Financial	425,480

		3,084,566

Electrical Equipment, Appliance, and Component Manufacturing - 0.8%
5,623	Generac Holdings, Inc. (a)	678,134

Funds, Trusts, and Other Financial Vehicles - 0.6%
3,942	T. Rowe Price Group, Inc.	459,125

General Merchandise Retailers - 1.9%
5,722	Amazon.com, Inc. (a)	590,110
6,762	Etsy, Inc. (a)	930,316

		1,520,426

Insurance Carriers and Related Activities - 0.6%
13,456	Lincoln National Corp.	476,746

Leather and Allied Product Manufacturing - 1.4%
4,376	NIKE, Inc. Class B	557,196
13,890	Tapestry, Inc.	632,967

		1,190,163

Machinery Manufacturing - 1.5%
5,701	Applied Materials, Inc.	635,604
1,245	Lam Research Corp.	622,625

		1,258,229

Management of Companies and Enterprises - 1.7%
74,111	Carnival Corp. ADR (Panama) (a)	801,881
41,759	Norwegian Cruise Line Holdings Ltd. ADR (a)	635,154

		1,437,035

Merchant Wholesalers, Durable Goods - 0.7%
1,551	KLA-Tencor Corp.	608,736

Mining (except Oil and Gas) - 0.7%
12,242	Freeport-McMoRan Copper & Gold, Inc.	546,238

Miscellaneous Manufacturing - 2.8%
2,923	Align Technology, Inc. (a)	788,421
4,325	DexCom, Inc. (a)	463,164
1,973	Estee Lauder Companies, Inc. Class A	546,679
1,885	Intuitive Surgical, Inc. (a)	463,126

		2,261,390

Motion Picture and Sound Recording Industries - 0.9%
1,989	Netflix, Inc. (a)	703,828

Motor Vehicle and Parts Dealers - 0.6%
6,528	CarMax, Inc. (a)	459,898

Professional, Scientific, and Technical Services - 5.6%
1,781	Charles River Laboratories International, Inc. (a)	433,228
13,819	DXC Technology Co. (a)	397,020
1,665	EPAM Systems, Inc. (a)	553,862
12,149	Match Group, Inc. (a)	657,504
5,396	Meta Platforms, Inc. (a)	803,842
2,821	Moderna, Inc. (a)	496,666
1,765	Paycom Software, Inc. (a)	571,754
1,469	ServiceNow, Inc. (a)	668,586

		4,582,462

Publishing Industries - 7.2%
1,525	Adobe Systems, Inc. (a)	564,768
2,030	ANSYS, Inc. (a)	540,711
2,486	Autodesk, Inc. (a)	534,888
2,923	Cadence Design Systems, Inc. (a)	534,412
9,783	Ceridian HCM Holding, Inc. (a)	707,115
1,399	Intuit, Inc.	591,315
1,752	Microsoft Corp.	434,163
3,115	PTC, Inc. (a)	420,151
3,330	Salesforce.com, Inc. (a)	559,340
1,510	Synopsys, Inc. (a)	534,163
1,401	Tyler Technologies, Inc. (a)	452,201

		5,873,227

Rental and Leasing Services - 0.7%
1,294	United Rentals, Inc. (a)	570,589

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.3%
1,290	Ameriprise Financial, Inc.	451,655
589	BlackRock, Inc.	447,175
26,768	Invesco Ltd. ADR (a)	495,475
920	MSCI, Inc. Class A	489,035

		1,883,340

Support Activities for Transportation - 0.7%
4,848	Expedia, Inc. (a)	554,126

Telecommunications - 0.6%
6,506	PayPal Holdings, Inc. (a)	530,174

Transportation Equipment Manufacturing - 3.2%
5,255	Aptiv PLC ADR (United Kingdom) (a)	594,288
2,473	Boeing Co. (a)	526,749
34,288	Ford Motor Co.	463,231
11,653	General Motors Co.	458,196
3,243	Tesla Motors, Inc. (a)	561,752

		2,604,216

Water Transportation - 0.8%
11,075	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	719,211

Web Search Portals, Libraries, Archives, and Other Information Services- 0.5%
4,906	CoStar Group, Inc. (a)	382,177

	TOTAL COMMON STOCKS (Cost $51,886,019)	$55,369,982

SHORT TERM INVESTMENTS - 14.4%
Money Market Funds - 14.4%
1,714,555	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$1,714,555
543,562	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (b)	543,562
9,517,913	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	9,517,913

	TOTAL SHORT TERM INVESTMENTS (Cost $11,776,030)	$11,776,030

	TOTAL INVESTMENTS (Cost $63,662,049) - 82.1% (c)	$67,146,012
	Other Assets in Excess of Liabilities - 17.9%	14,581,623

	TOTAL NET ASSETS - 100.0%	$81,727,635

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $63,648,915.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® High Beta Index	4.8500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	2,982	$48,580,443	$2,234,625
Total return of S&P 500® High Beta Index	4.3300% representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	733	11,455,193	1,025,799
Total return of S&P 500® High Beta Index	4.8000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	646	10,103,782	877,392
Total return of S&P 500® High Beta Index	4.7500% representing 1 month SOFR rate + spread	Barclays	12/20/2023	6,746	102,855,927	11,897,967

					$172,995,345	$16,035,783

Direxion Daily S&P 500® High Beta Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 127.5%
Money Market Funds - 127.5%
47,891,922	Dreyfus Government Cash Management Institutional Shares, 4.23% (a)	$47,891,922
9,401,045	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (a)	9,401,045
17,819,183	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (a)	17,819,183

	TOTAL SHORT TERM INVESTMENTS (Cost $75,112,150) (b)	$75,112,150

	TOTAL INVESTMENTS (Cost $75,112,150) - 127.5%	$75,112,150
	Liabilities in Excess of Other Assets - (27.5)%	(16,219,862)

	TOTAL NET ASSETS - 100.0%	$58,892,288

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $46,375,392.

Short Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
4.5500% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	Bank of America Merrill Lynch	12/8/2023	1,217	$20,256,295	$(500,854)
4.0500% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	J.P. Morgan	12/12/2023	1,463	22,917,559	(1,962,514)
4.1000% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	UBS Securities LLC	12/13/2023	5,739	89,717,676	(7,932,079)
4.5000% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	Barclays	12/20/2023	1,920	29,487,436	(3,148,745)

					$162,378,966	$(13,544,192)

Direxion Daily S&P Biotech Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 64.5%
Administrative and Support Services - 0.3%
159,751	Day One Biopharmaceuticals (a)	$3,477,779

Ambulatory Health Care Services - 1.4%
377,662	CareDx, Inc. (a)	5,642,271
51,111	Keros Therapeutics, Inc. (a)	2,993,571
164,455	Natera, Inc. (a)	7,060,053

		15,695,895

Apparel Manufacturing - 0.2%
398,105	Sana Biotechnology, Inc. (a)(b)	1,815,359

Chemical Manufacturing - 42.2%
102,434	2seventy bio, Inc. (a)	1,393,102
38,599	AbbVie, Inc.	5,703,002
432,969	Acadia Pharmaceuticals Inc. (a)	8,239,400
141,604	Adicet Bio, Inc. (a)	1,295,677
614,133	ADMA Biologics, Inc. (a)	2,266,151
164,646	Agios Pharmaceuticals, Inc. (a)	4,853,764
254,069	Alkermes PLC ADR (Ireland) (a)	7,276,536
26,952	Alnylam Pharmaceuticals, Inc. (a)	6,101,933
465,837	Altimmune, Inc. (a)	6,354,017
22,607	Amgen, Inc.	5,706,007
536,632	Amicus Therapeutics, Inc. (a)	6,997,681
85,707	Arcellx, Inc. (a)	2,863,471
121,052	Arcturus Therapeutics Holdings, Inc. (a)	2,557,829
151,647	Arcus Biosciences Inc. (a)	3,280,125
235,741	Arcutis Biotherapeutics, Inc. (a)	3,906,228
248,619	Avid Bioservices, Inc. (a)	3,935,639
148,979	Beam Therapeutics, Inc. (a)	6,473,138
597,308	BioCryst Pharmaceuticals, Inc. (a)	6,301,599
22,242	Biogen, Inc. (a)	6,470,198
61,212	BioMarin Pharmaceutical, Inc. (a)	7,060,804
837,792	bluebird bio, Inc. (a)	5,319,979
132,829	Blueprint Medicines Corp. (a)	6,208,427
502,044	BridgeBio Pharma, Inc. (a)	4,658,968
164,439	Caribou Biosciences, Inc. (a)	1,185,605
383,203	Catalyst Pharmaceuticals, Inc. (a)	5,935,815
111,522	Celldex Therapeutics, Inc. (a)	4,913,659
135,338	Chinook Therapeutics, Inc. (a)	3,419,991
251,945	Cogent Biosciences, Inc. (a)	3,794,292
365,100	Coherus BioSciences, Inc. (a)	3,096,048
82,807	Crinetics Pharmaceuticals, Inc. (a)	1,623,845
1,144,597	CTI BioPharma Corp. (a)	6,329,621
196,553	Deciphera Pharmaceuticals, Inc. (a)	3,343,367
220,637	Denali Therapeutics, Inc. (a)	6,678,682
189,412	Design Therapeutics, Inc. (a)(b)	1,486,884
45,509	Eagle Pharmaceuticals, Inc. (a)	1,544,575
323,359	Emergent Biosolutions, Inc. (a)	4,265,105
64,912	Enanta Pharmaceuticals, Inc. (a)	3,465,003
222,755	ERASCA, Inc. (a)	891,020
201,928	FibroGen, Inc. (a)	4,765,501
995,492	Geron Corp. (a)	3,285,124
71,298	Gilead Sciences, Inc.	5,984,754
2,155,942	Gossamer Bio, Inc. (a)(b)	5,691,687
110,214	Halozyme Therapeutics, Inc. (a)	5,705,779
64,320	Horizon Therapeutics PLC ADR (Ireland) (a)	7,057,190
366,810	ImmunityBio, Inc. (a)(b)	1,393,878
1,064,238	Immunogen, Inc. (a)	4,895,495
76,162	Incyte Corp. (a)	6,484,433
339,764	Insmed, Inc. (a)	7,315,119
165,284	Intellia Therapeutics, Inc. (a)	7,014,653
206,754	Intercept Pharmaceuticals, Inc. (a)	3,775,328
167,267	Ionis Pharmaceuticals, Inc. (a)	6,668,935
529,661	Ironwood Pharmaceuticals, Inc. Class A (a)	6,101,695
79,780	iTeos Therapeutics, Inc. (a)	1,667,402
31,902	Karuna Therapeutics, Inc. (a)	6,360,940
541,984	Karyopharm Therapeutics, Inc. (a)	1,788,547
70,965	Kiniksa Pharmaceuticals, Ltd. ADR (a)	1,026,154
47,916	Krystal Biotech, Inc. (a)	3,982,778
81,871	Madrigal Pharmaceuticals, Inc. (a)	23,599,316
997,284	MannKind Corp. (a)	5,455,144
324,182	Mersana Therapeutics Inc. (a)	2,133,118
113,839	Mirum Pharmaceuticals, Inc. (a)	2,672,940
85,295	Morphic Holding, Inc. (a)	2,791,705
215,255	Myovant Sciences, Ltd. ADR (a)	5,786,054
160,447	Myriad Genetics, Inc. (a)	3,164,015
53,406	Neurocrine Biosciences, Inc. (a)	5,924,328
379,976	Novavax, Inc. (a)(b)	4,145,538
205,974	PMV Pharmaceuticals, Inc. (a)	1,688,987
56,811	Prometheus Biosciences, Inc. (a)	6,457,138
107,551	Prothena Corp. PLC ADR (a)	6,082,009
164,455	PTC Therapeutics, Inc. (a)	7,546,840
113,765	RAPT Therapeutics, Inc. (a)	3,304,873
8,204	Regeneron Pharmaceuticals, Inc. (a)	6,222,488
111,384	REGENXBIO, Inc. (a)	2,585,223
58,269	Replimune Group Inc. (a)	1,622,792
238,024	Rhythm Pharmaceuticals, Inc. (a)	6,509,956
228,643	Rocket Pharmaceuticals, Inc. (a)	4,968,412
127,542	Sage Therapeutics, Inc. (a)	5,655,212
549,696	Sangamo Therapeutics, Inc. (a)	1,918,439
52,861	Sarepta Therapeutics, Inc. (a)	6,606,039
50,778	Seagen, Inc. (a)	7,082,515
247,095	Seres Therapeutics, Inc. (a)	1,351,610
247,631	SpringWorks Therapeutics, Inc. (a)	7,775,613
76,645	Sutro Biopharma, Inc. (a)	554,910
205,964	Syndax Pharmaceuticals Inc. (a)	5,911,167
584,722	TG Therapeutics, Inc. (a)	8,905,316
248,529	Travere Therapeutics, Inc. (a)	5,567,050
256,874	Twist Bioscience Corp. (a)	7,369,715
154,285	Ultragenyx Pharmaceutical, Inc. (a)	6,993,739
153,698	uniQure N.V. ADR (Netherlands) (a)	3,266,083
22,467	United Therapeutics Corp. (a)	5,912,640
108,919	Vanda Pharmaceuticals, Inc. (a)	836,498
219,132	Veracyte, Inc. (a)	5,506,787
135,566	Vericel Corp. (a)	3,723,998
20,290	Vertex Pharmaceuticals, Inc. (a)	6,555,699
91,170	Viridian Therapeutics, Inc. (a)	3,329,528
90,675	Xencor, Inc. (a)	2,985,021

		458,631,034

Hospitals - 0.1%
37,462	Nuvalent, Inc. (a)(b)	1,133,226

Merchant Wholesalers, Nondurable Goods - 2.5%
146,089	Akero Therapeutics, Inc. (a)	7,231,406
254,696	Allakos, Inc. (a)	1,892,391
391,291	Atara Biotherapeutics, Inc. (a)	1,983,845
138,337	C4 Therapeutics, Inc. (a)	1,077,645
229,676	Protagonist Therapeutics Inc. (a)	3,052,394
368,808	Relay Therapeutics, Inc. (a)	7,914,620
178,287	Zentalis Pharmaceuticals, Inc. (a)	4,207,573

		27,359,874

Miscellaneous Manufacturing - 1.4%
21,985	Anika Therapeutics, Inc. (a)	681,755
2,013,952	Inovio Pharmaceuticals, Inc. (a)	3,343,160
137,512	MiMedx Group, Inc. (a)	532,171
150,166	Mirati Therapeutics, Inc. (a)	8,020,366
1,922,224	Ocugen, Inc. (a)(b)	2,441,225

		15,018,677

Pharmaceuticals, Biotechnology & Life Sciences - 0.5%
280,125	Biohaven, Ltd. ADR (a)	5,347,586

Professional, Scientific, and Technical Services - 13.3%
37,462	4D Molecular Therapeutics, Inc. (a)	788,575
1,361,080	Agenus, Inc. (a)	3,552,419
161,701	Alector, Inc. (a)	1,426,203
588,457	Allogene Therapeutics, Inc. (a)	4,542,888
54,702	AnaptysBio, Inc. (a)	1,361,533
361,490	Anavex Life Sciences Corp. (a)(b)	3,929,396
127,789	Apellis Pharmaceuticals, Inc. (a)	6,738,314
207,450	Arrowhead Pharmaceuticals, Inc. (a)	7,258,675
187,009	Avidity Biosciences, Inc. (a)	4,432,113
127,910	Crispr Therapeutics AG ADR (Switzerland) (a)	6,525,968
175,393	Cytokinetics, Inc. (a)	7,450,695
503,139	Dynavax Technologies Corp. (a)	5,725,722
599,611	Editas Medicine, Inc. (a)	5,930,153
140,554	Exact Sciences Corp. (a)	9,490,206
397,839	Exelixis, Inc. (a)	7,009,923
331,688	Fate Therapeutics, Inc. (a)	1,976,860
119,992	IDEAYA Biosciences, Inc. (a)	2,043,464
153,000	Inhibrx, Inc. (a)	3,825,000
309,968	Iveric Bio, Inc. (a)	7,160,261
271,310	Kezar Life Sciences, Inc. (a)	1,945,293
254,951	Kura Oncology, Inc. (a)	3,523,423
167,848	Kymera Therapeutics, Inc. (a)	6,274,158
452,285	Lyell Immunopharma, Inc. (a)(b)	1,478,972
35,351	Moderna, Inc. (a)	6,223,897
128,399	Nurix Therapeutics, Inc. (a)	1,578,024
406,584	Recursion Pharmaceuticals, Inc. (a)	3,386,845
184,713	Revolution Medicines, Inc. (a)	4,939,225
3,322,033	Sorrento Therapeutics Inc. (a)	3,184,169
147,942	Vaxcyte, Inc. (a)	6,709,170
289,954	Verve Therapeutics, Inc. (a)	6,596,453
239,788	Vir Biotechnology, Inc. (a)	7,085,735

		144,093,732

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.9%
185,595	Cerevel Therapeutics Holdings, Inc. (a)	6,338,069
956,370	EQRx, Inc. (a)	2,343,106
179,440	Immunovant Inc. (a)	3,188,649
231,447	POINT Biopharma Global Inc. (a)	1,851,576
199,335	Roivant Sciences Ltd. ADR (a)(b)	1,654,481
620,131	Scilex Holding Co. (a)	4,892,834

		20,268,715

Support Activities for Transportation - 0.7%
906,522	Iovance Biotherapeutics, Inc. (a)	7,215,915

	TOTAL COMMON STOCKS (Cost $712,000,279)	$700,057,792

SHORT TERM INVESTMENTS - 31.7%
Money Market Funds - 31.7%
193,363,625	Dreyfus Government Cash Management Institutional Shares, 4.23% (c)(d)	$193,363,625
101,439,555	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (c)	101,439,555
3	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (c)	3
49,680,681	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (c)	49,680,681

	TOTAL SHORT TERM INVESTMENTS (Cost $344,483,864)	$344,483,864

	TOTAL INVESTMENTS (Cost $1,056,484,143) - 96.2% (e)	$1,044,541,656
	Other Assets in Excess of Liabilities - 3.8%	41,119,805

	TOTAL NET ASSETS - 100.0%	$1,085,661,461

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $913,538,125.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Biotechnology Select Industry Index	4.8000 % representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	50,000	$313,822,500	$29,072,977
Total return of S&P Biotechnology Select Industry Index	4.8000 % representing 1 month SOFR rate + spread	Goldman Sachs	12/7/2023	85,736	542,038,594	46,540,688
Total return of S&P Biotechnology Select Industry Index	4.1000 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	40,000	257,978,800	16,510,093
Total return of S&P Biotechnology Select Industry Index	4.5500 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	57,028	366,783,162	24,385,272
Total return of S&P Biotechnology Select Industry Index	5.0200 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	59,443	380,829,304	27,797,178
Total return of S&P Biotechnology Select Industry Index	4.5200 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	39,820	253,244,849	19,859,102
Total return of S&P Biotechnology Select Industry Index	5.2500 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	38,741	244,596,874	20,847,056

					$2,359,294,083	$185,012,366

Direxion Daily S&P Biotech Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 110.4%
Money Market Funds - 110.4%
101,133,990	Dreyfus Government Cash Management Institutional Shares, 4.23% (a)	$101,133,990
30,165,441	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	30,165,441
13,240,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (a)	13,240,000
27,279,522	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (a)	27,279,522

	TOTAL SHORT TERM INVESTMENTS (Cost $171,818,953) (b)	$171,818,953

	TOTAL INVESTMENTS (Cost $171,818,953) - 110.4%	$171,818,953
	Liabilities in Excess of Other Assets - (10.4)%	(16,235,705)

	TOTAL NET ASSETS - 100.0%	$155,583,248

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $98,447,441.

Short Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
4.5000 % representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Goldman Sachs	12/7/2023	21,971	$147,228,082	$(4,119,547)
3.9000 % representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Bank of America Merrill Lynch	12/8/2023	4,943	31,879,730	(2,048,913)
4.1500 % representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	J.P. Morgan	12/12/2023	5,925	38,188,343	(2,436,865)
4.5200 % representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	UBS Securities LLC	12/13/2023	20,735	140,896,349	(1,873,842)
4.1500 % representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Citibank N.A.	12/19/2023	5,000	31,733,350	(2,575,220)
4.5500 % representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Barclays	12/20/2023	9,110	62,276,638	(431,778)

					$452,202,492	$(13,486,165)

Direxion Daily Semiconductor Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 71.7%
Computer and Electronic Product Manufacturing - 58.1%
2,622,939	Advanced Micro Devices, Inc. (a)	$197,113,866
761,362	Analog Devices, Inc.	130,550,742
474,943	Broadcom, Inc.	277,846,404
4,350,865	Intel Corp.	122,955,445
580,262	Lattice Semiconductor Corp. (a)	43,978,057
2,811,597	Marvell Technology, Inc.	121,320,411
1,652,200	Microchip Technology, Inc.	128,243,764
2,269,644	Micron Technology, Inc.	136,859,533
268,328	MKS Instruments, Inc.	27,455,321
190,111	Monolithic Power Systems, Inc.	81,093,748
1,545,675	NVIDIA Corp.	301,978,525
743,376	NXP Semiconductors NV ADR (Netherlands)	137,011,631
1,739,574	ON Semiconductor Corp. (a)	127,771,710
431,301	Qorvo, Inc. (a)	46,865,167
1,609,730	Qualcomm, Inc.	214,432,133
684,273	Skyworks Solutions, Inc.	75,044,220
1,150,410	STMicroelectronics NV ADR (Netherlands)	54,322,360
1,445,620	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	134,052,343
665,130	Teradyne, Inc.	67,643,721
1,449,534	Texas Instruments, Inc.	256,871,920
3,151,709	United Microelectronics Corp. ADR (Taiwan) (b)	25,623,394
528,918	Wolfspeed, Inc. (a)	40,731,975

		2,749,766,390

Credit Intermediation and Related Activities - 0.4%
2,754,974	ASE Technology Holding Co., Ltd. ADR (Taiwan)	19,835,813

Electrical Equipment, Appliance, and Component Manufacturing - 0.4%
168,124	Synaptics, Inc. (a)	21,020,543

Machinery Manufacturing - 8.5%
1,193,952	Applied Materials, Inc.	133,113,709
197,810	ASML Holding NV ADR (Netherlands)	130,720,760
277,430	Lam Research Corp.	138,742,743

		402,577,212

Merchant Wholesalers, Durable Goods - 3.8%
634,255	Entegris, Inc.	51,190,721
332,435	KLA-Tencor Corp.	130,474,089

		181,664,810

Primary Metal Manufacturing - 0.5%
138,486	Silicon Laboratories, Inc. (a)	21,729,838

	TOTAL COMMON STOCKS (Cost $2,973,657,240)	$3,396,594,606

SHORT TERM INVESTMENTS - 25.8%
Money Market Funds - 25.8%
106,820,772	Dreyfus Government Cash Management Institutional Shares, 4.23% (c)(d)	$106,820,772
1,112,600,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (c)	1,112,600,000
179,969	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (c)	179,969
4,000,000	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 4.18% (c)	4,000,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,223,600,741)	$1,223,600,741

	TOTAL INVESTMENTS (Cost $4,197,257,981) - 97.5% (e)	$4,620,195,347
	Other Assets in Excess of Liabilities - 2.5%	116,714,108

	TOTAL NET ASSETS - 100.0%	$4,736,909,455

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,372,408,151.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of ICE Semiconductor Index	5.1900 % representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	1,077,509	$668,184,565	$70,008,645
Total return of ICE Semiconductor Index	5.1500 % representing 1 month SOFR rate + spread	Goldman Sachs	12/7/2023	5,061,899	3,253,660,521	213,374,075
Total return of ICE Semiconductor Index	4.9000 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	1,634,793	1,077,165,108	41,216,777
Total return of ICE Semiconductor Index	4.6000 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	2,555,363	1,614,300,280	135,014,495
Total return of ICE Semiconductor Index	5.0600 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	1,995,765	1,265,553,262	101,145,166
Total return of ICE Semiconductor Index	4.7200 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	1,820,603	1,183,300,301	63,367,773
Total return of ICE Semiconductor Index	5.0800 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	1,589,223	979,580,759	109,666,375

					$10,041,744,796	$733,793,306

Direxion Daily Semiconductor Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 122.5%
Money Market Funds - 122.5%
977,382,880	Dreyfus Government Cash Management Institutional Shares, 4.23% (a)	$977,382,880
395,820,801	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	395,820,801
198,173,245	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (a)	198,173,245
464,396,226	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (a)	464,396,226

	TOTAL SHORT TERM INVESTMENTS (Cost $2,035,773,152) (b)	$2,035,773,152

	TOTAL INVESTMENTS (Cost $2,035,773,152) - 122.5%	$2,035,773,152
	Liabilities in Excess of Other Assets - (22.5)%	(374,533,053)

	TOTAL NET ASSETS - 100.0%	$1,661,240,099

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,327,366,914.

Short Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
4.3400% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	BNP Paribas	12/5/2023	955,703	$596,027,076	$(59,207,520)
4.4500% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Goldman Sachs	12/7/2023	2,289,924	1,516,495,545	(54,568,031)
4.7000% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Bank of America Merrill Lynch	12/8/2023	577,876	373,947,318	(22,195,672)
4.1500% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	J.P. Morgan	12/12/2023	1,432,587	931,244,355	(49,774,476)
4.7000% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	UBS Securities LLC	12/13/2023	598,410	402,692,923	(8,246,032)
4.4500% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Citibank N.A.	12/19/2023	494,486	298,419,237	(40,197,839)
4.6300% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Barclays	12/20/2023	902,747	550,311,666	(67,922,660)

					$4,669,138,120	$(302,112,230)

Direxion Daily Technology Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 70.7%
Administrative and Support Services - 4.2%
48,798	Automatic Data Processing, Inc.	$11,019,077
13,837	Broadridge Financial Solutions, Inc.	2,080,531
8,671	FleetCor Technologies, Inc. (a)	1,810,592
9,302	Gartner, Inc. (a)	3,145,378
192,325	Visa, Inc. Class A	44,275,138

		62,330,716

Amusement, Gambling, and Recreation Industries - 0.3%
31,811	Global Payments, Inc.	3,585,736

Computer and Electronic Product Manufacturing - 34.2%
189,665	Advanced Micro Devices, Inc. (a)	14,253,325
69,993	Amphenol Corp. Class A	5,583,342
60,503	Analog Devices, Inc.	10,374,449
1,617,775	Apple, Inc.	233,428,755
29,119	Arista Networks, Inc. (a)	3,669,576
47,636	Broadcom, Inc.	27,867,536
482,999	Cisco Systems, Inc.	23,507,561
15,987	Enphase Energy, Inc. (a)	3,539,202
76,275	Fortinet, Inc. (a)	3,992,234
104,131	HP, Inc.	3,034,377
485,468	Intel Corp.	13,719,326
106,353	International Business Machines Corp.	14,328,940
21,032	Keysight Technologies, Inc. (a)	3,772,089
64,693	Microchip Technology, Inc.	5,021,471
127,886	Micron Technology, Inc.	7,711,526
5,250	Monolithic Power Systems, Inc.	2,239,440
19,669	Motorola Solutions, Inc.	5,055,130
25,571	NetApp, Inc.	1,693,567
292,909	NVIDIA Corp.	57,225,631
30,467	NXP Semiconductors NV ADR (Netherlands)	5,615,373
50,859	ON Semiconductor Corp. (a)	3,735,594
11,921	Qorvo, Inc. (a)	1,295,336
131,869	Qualcomm, Inc.	17,566,269
12,488	Roper Technologies, Inc.	5,329,254
22,586	Seagate Technology Holdings PLC ADR (Ireland)	1,530,879
18,883	Skyworks Solutions, Inc.	2,070,899
6,580	SolarEdge Technologies, Inc. (a)	2,099,875
18,316	Teradyne, Inc.	1,862,737
106,759	Texas Instruments, Inc.	18,918,762
29,009	Trimble, Inc. (a)	1,684,263
37,372	Western Digital Corp. (a)	1,642,499
6,075	Zebra Technologies Corp. Class A (a)	1,920,794

		505,290,011

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.6%
74,699	Fiserv, Inc. (a)	7,968,889

Credit Intermediation and Related Activities - 2.9%
69,802	Fidelity National Information Services, Inc.	5,237,942
99,848	MasterCard, Inc. Class A	37,003,669

		42,241,611

Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
37,427	TE Connectivity Ltd. ADR (Switzerland)	4,758,843

Machinery Manufacturing - 1.3%
101,204	Applied Materials, Inc.	11,283,234
16,040	Lam Research Corp.	8,021,604

		19,304,838

Merchant Wholesalers, Durable Goods - 0.5%
16,664	KLA-Tencor Corp.	6,540,287

Nonmetallic Mineral Product Manufacturing - 0.2%
89,549	Corning, Inc.	3,099,291

Professional, Scientific, and Technical Services - 3.8%
74,112	Accenture PLC Class A ADR (Ireland)	20,680,953
15,925	CDW Corp.	3,121,778
60,454	Cognizant Technology Solutions Corp. Class A	4,035,304
27,057	DXC Technology Co. (a)	777,348
6,773	EPAM Systems, Inc. (a)	2,253,038
7,029	F5 Networks, Inc. (a)	1,037,902
8,575	Jack Henry & Associates, Inc.	1,544,272
38,183	Juniper Networks, Inc.	1,233,311
37,732	Paychex, Inc.	4,371,629
5,722	Paycom Software, Inc. (a)	1,853,585
23,762	ServiceNow, Inc. (a)	10,814,799
5,514	Teledyne Technologies, Inc. (a)	2,339,370
10,861	VeriSign, Inc. (a)	2,368,241

		56,431,530

Publishing Industries - 18.4%
54,692	Adobe Systems, Inc. (a)	20,254,635
10,242	ANSYS, Inc. (a)	2,728,059
25,397	Autodesk, Inc. (a)	5,464,419
32,263	Cadence Design Systems, Inc. (a)	5,898,644
33,158	Intuit, Inc.	14,014,892
876,866	Microsoft Corp.	217,296,163
17,981	Synopsys, Inc. (a)	6,360,779

		272,017,591

Publishing Industries (except Internet) - 3.1%
18,499	Akamai Technologies, Inc. (a)	1,645,486
18,076	Ceridian HCM Holding, Inc. (a)	1,306,533
151,355	Hewlett Packard Enterprise Co.	2,441,356
68,193	NortonLifeLock, Inc.	1,569,121
180,782	Oracle Corp.	15,991,976
12,445	PTC, Inc. (a)	1,678,582
117,627	Salesforce.com, Inc. (a)	19,757,807
4,904	Tyler Technologies, Inc. (a)	1,582,864

		45,973,725

Telecommunications - 0.8%
134,108	PayPal Holdings, Inc. (a)	10,928,461

Utilities - 0.1%
11,674	First Solar, Inc. (a)	2,073,302

	TOTAL COMMON STOCKS (Cost $947,954,851)	$1,042,544,831

SHORT TERM INVESTMENTS - 27.8%
Money Market Funds - 27.8%
232,540,845	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$232,540,845
100,701,380	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (b)	100,701,380
52,240,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (b)	52,240,000
25,304,221	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	25,304,221

	TOTAL SHORT TERM INVESTMENTS (Cost $410,786,446)	$410,786,446

	TOTAL INVESTMENTS (Cost $1,358,741,297) - 98.5% (c)	$1,453,331,277
	Other Assets in Excess of Liabilities - 1.5%	22,542,930

	TOTAL NET ASSETS - 100.0%	$1,475,874,207

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,145,085,997.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Technology Select Sector Index	5.0900 % representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	312,700	$408,928,333	$17,518,586
Total return of Technology Select Sector Index	4.8000 % representing 1 month SOFR rate + spread	Goldman Sachs	12/7/2023	490,000	645,006,600	22,878,013
Total return of Technology Select Sector Index	4.9000 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	307,626	418,614,385	564,634
Total return of Technology Select Sector Index	4.7500 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	312,693	406,312,401	21,413,076
Total return of Technology Select Sector Index	4.9800 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	307,443	414,695,342	4,244,575
Total return of Technology Select Sector Index	4.9500 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	257,024	345,748,686	4,464,389
Total return of Technology Select Sector Index	4.8900 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	482,608	629,800,795	29,542,873

					$3,269,106,542	$100,626,146

Direxion Daily Technology Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 109.7%
Money Market Funds - 109.7%
96,923,145	Dreyfus Government Cash Management Institutional Shares, 4.23% (a)	$96,923,145
21,242,780	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	21,242,780
15,542,088	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (a)	15,542,088
46,494,762	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (a)	46,494,762

	TOTAL SHORT TERM INVESTMENTS (Cost $180,202,775) (b)	$180,202,775

	TOTAL INVESTMENTS (Cost $180,202,775) - 109.7%	$180,202,775
	Liabilities in Excess of Other Assets - (9.7)%	(15,990,365)

	TOTAL NET ASSETS - 100.0%	$164,212,410

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $105,345,985.

Short Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
4.3400% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	BNP Paribas	12/5/2023	51,099	$66,375,046	$(3,335,182)
4.5000% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Goldman Sachs	12/7/2023	67,633	87,175,877	(5,086,771)
4.7000% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Bank of America Merrill Lynch	12/8/2023	56,518	76,909,129	(124,673)
4.3000% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	J.P. Morgan	12/12/2023	51,678	69,384,916	(1,150,574)
4.6900% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	UBS Securities LLC	12/13/2023	26,979	36,225,770	(553,641)
4.5500% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Citibank N.A.	12/19/2023	50,190	67,515,588	(909,286)
4.5300% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Barclays	12/20/2023	55,384	74,644,167	(961,614)

					$478,230,493	$(12,121,741)

Direxion Daily Transportation Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 61.1%
Administrative and Support Services - 0.9%
3,483	GXO Logistics, Inc. (a)	$182,266
3,379	RXO, Inc. (a)	61,903

		244,169

Air Transportation - 9.7%
3,723	Alaska Air Group, Inc. (a)	191,139
459	Allegiant Travel Co. (a)	39,488
19,077	American Airlines Group, Inc. (a)	307,903
757	Atlas Air Worldwide Holdings, Inc. (a)	77,373
18,821	Delta Air Lines, Inc. (a)	735,901
1,087	Frontier Group Holdings, Inc. (a)	13,674
1,509	Hawaiian Holdings, Inc. (a)	18,591
9,507	JetBlue Airways Corp. (a)	76,056
1,485	Skywest, Inc. (a)	30,829
17,428	Southwest Airlines Co.	623,399
3,195	Spirit Airlines, Inc.	63,389
9,597	United Continental Holdings, Inc. (a)	469,869

		2,647,611

Couriers and Messengers - 14.3%
1,665	Air Transport Services Group, Inc. (a)	47,136
4,114	FedEx Corp.	797,540
16,485	United Parcel Service, Inc. Class B	3,053,517

		3,898,193

Management of Companies and Enterprises - 0.1%
957	Sun Country Airlines Holdings, Inc. (a)	17,867
288	U-Haul Holding Co.	19,305

		37,172

Professional, Scientific, and Technical Services - 0.1%
4,014	TuSimple Holdings, Inc. (a)	8,429

Rail Transportation - 15.0%
40,782	CSX Corp.	1,260,979
13,887	Union Pacific Corp.	2,835,587

		4,096,566

Rental and Leasing Services - 1.4%
731	Avis Budget Group, Inc. (a)	146,229
4,901	Hertz Global Holdings, Inc. (a)	88,316
1,475	Ryder System, Inc.	139,255

		373,800

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
8,577	Joby Aviation, Inc. (a)	37,910

Support Activities for Transportation - 8.9%
3,455	C.H. Robinson Worldwide, Inc.	346,087
1,751	Daseke, Inc. (a)	12,222
4,671	Expeditors International of Washington, Inc.	505,169
781	Forward Air Corp.	84,231
958	Hub Group, Inc. (a)	81,689
2,432	J.B. Hunt Transport Services, Inc.	459,769
1,109	Matson, Inc.	73,327
2,934	Norfolk Southern Corp.	721,206
3,381	XPO Logistics, Inc. (a)	134,767

		2,418,467

Transit and Ground Passenger Transportation - 3.6%
9,204	Lyft, Inc. (a)	149,565
26,845	Uber Technologies, Inc. (a)	830,316

		979,881

Truck Transportation - 5.7%
717	ArcBest Corp.	59,834
1,367	Heartland Express, Inc.	22,993
4,717	Knight-Swift Transportation Holdings, Inc. Class A	278,775
1,690	Marten Transport Ltd.	37,332
2,472	Old Dominion Freight Line, Inc.	823,769
777	Saia, Inc. (a)	211,950
1,087	Schneider National, Inc.	28,805
1,725	Werner Enterprises, Inc.	81,023

		1,544,481

Warehousing and Storage - 0.7%
1,055	Landstar System, Inc.	182,336

Water Transportation - 0.6%
281	Eagle Bulk Shipping, Inc. ADR	16,096
1,094	Genco Shipping & Trading, Ltd. ADR	19,845
1,758	Kirby Corp. (a)	124,431

		160,372

	TOTAL COMMON STOCKS (Cost $17,634,030)	$16,629,387

SHORT TERM INVESTMENTS - 33.2%
Money Market Funds - 33.2%
3,783,646	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$3,783,646
352	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (b)	352
5,273,046	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	5,273,046

	TOTAL SHORT TERM INVESTMENTS (Cost $9,057,044)	$9,057,044

	TOTAL INVESTMENTS (Cost $26,691,074) - 94.3% (c)	$25,686,431
	Other Assets in Excess of Liabilities - 5.7%	1,559,870

	TOTAL NET ASSETS - 100.0%	$27,246,301

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,596,948.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Transportation Select Industry FMC Capped Index	4.9400 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	3,910	$20,338,124	$238,259
Total return of S&P Transportation Select Industry FMC Capped Index	4.8000 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	8,415	42,978,380	1,285,270

					$63,316,504	$1,523,529

Direxion Daily Utilities Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
COMMON STOCKS - 69.5%
Oil and Gas Extraction - 3.7%
8,166	Dominion Energy, Inc.	$519,684

Utilities - 65.8%
6,548	AES Corp.	179,481
2,460	Alliant Energy Corp.	132,914
2,534	Ameren Corp.	220,128
5,036	American Electric Power Co., Inc.	473,182
1,782	American Water Works Co., Inc.	278,865
1,372	Atmos Energy Corp.	161,265
6,171	CenterPoint Energy, Inc.	185,870
2,844	CMS Energy Corp.	179,712
3,479	Consolidated Edison, Inc.	331,583
3,205	Constellation Energy Corp.	273,579
1,900	DTE Energy Co.	221,103
7,548	Duke Energy Corp.	773,293
3,744	Edison International	257,962
1,995	Entergy Corp.	216,019
2,249	Evergy, Inc.	140,900
3,413	Eversource Energy	280,992
9,740	Exelon Corp.	410,931
5,324	FirstEnergy Corp.	218,018
19,478	NextEra Energy, Inc.	1,453,643
3,981	NiSource, Inc.	110,473
2,259	NRG Energy, Inc.	77,303
15,781	PG&E Corp. (a)	250,918
1,109	Pinnacle West Capital Corp.	82,676
7,217	PPL Corp.	213,623
4,891	Public Service Enterprise Group, Inc.	302,900
3,082	Sempra Energy	494,137
10,671	Southern Co.	722,213
3,092	WEC Energy Group, Inc.	290,617
5,363	Xcel Energy, Inc.	368,813

		9,303,113

	TOTAL COMMON STOCKS (Cost $10,168,251)	$9,822,797

SHORT TERM INVESTMENTS - 37.1%
Money Market Funds - 37.1%
1,880,646	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$1,880,646
144,870	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (b)	144,870
3,211,051	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	3,211,051

	TOTAL SHORT TERM INVESTMENTS (Cost $5,236,567)	$5,236,567

	TOTAL INVESTMENTS (Cost $15,404,818) - 106.6% (c)	$15,059,364
	Liabilities in Excess of Other Assets - (6.6)%	(935,832)

	TOTAL NET ASSETS - 100.0%	$14,123,532

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,640,336.

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Utilities Select Sector Index	4.7500 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	19,853	$14,133,546	$(304,896)
Total return of Utilities Select Sector Index	4.7000 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	21,353	15,447,443	(551,206)
Total return of Utilities Select Sector Index	4.8500 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	5,280	3,780,533	(103,568)

					$33,361,522	$(959,670)

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 77.7%
178,574	iShares 7-10 Year Treasury Bond ETF (a)	$17,716,327

	TOTAL INVESTMENT COMPANIES (Cost $17,809,707)	$17,716,327

SHORT TERM INVESTMENTS - 23.9%
Money Market Funds - 23.9%
5,167,784	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$5,167,784
69	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (b)	69
282,524	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	282,524

	TOTAL SHORT TERM INVESTMENTS (Cost $5,450,377)	$5,450,377

	TOTAL INVESTMENTS (Cost $23,260,084) - 101.6% (c)	$23,166,704
	Liabilities in Excess of Other Assets - (1.6)%	(371,190)

	TOTAL NET ASSETS - 100.0%	$22,795,514

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $20,034,548.

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares 7-10 Year Treasury Bond ETF	3.7100 % representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	141,556	$13,867,350	$139,185
Total return of iShares 7-10 Year Treasury Bond ETF	4.4500 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	196,345	19,364,651	38,994
Total return of iShares 7-10 Year Treasury Bond ETF	4.5000 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	143,593	14,014,500	165,053
Total return of iShares 7-10 Year Treasury Bond ETF	4.6000 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	29,247	2,877,199	9,460

					$50,123,700	$352,692

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 101.1%
Money Market Funds - 101.1%
26,135,079	Dreyfus Government Cash Management Institutional Shares, 4.23% (a)	$26,135,079
530,066	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.22% (a)	530,066
4,184,808	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (a)	4,184,808

	TOTAL SHORT TERM INVESTMENTS (Cost $30,849,953) (b)	$30,849,953

	TOTAL INVESTMENTS (Cost $30,849,953) - 101.1%	$30,849,953
	Liabilities in Excess of Other Assets - (1.1)%	(350,491)

	TOTAL NET ASSETS - 100.0%	$30,499,462

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,001,003.

Short Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
3.4100 % representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	12/5/2023	702,617	$69,469,915	$(62,299)
4.2500 % representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Bank of America Merrill Lynch	12/8/2023	8,495	838,119	(3,284)
3.3500 % representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	J.P. Morgan	12/12/2023	184,489	18,140,561	(122,609)
4.2100 % representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Barclays	12/20/2023	26,680	2,622,111	(13,184)

					$91,070,706	$(201,376)

Direxion Daily 20+ Year Treasury Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 65.4%
5,910,493	iShares 20+ Year Treasury Bond ETF (a)	$633,427,535

	TOTAL INVESTMENT COMPANIES (Cost $607,719,496)	$633,427,535

SHORT TERM INVESTMENTS - 34.9%
Money Market Funds - 34.9%
234,394,186	Dreyfus Government Cash Management Institutional Shares, 4.23% (b)	$234,394,186
43,412,605	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (b)	43,412,605
60,179,938	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (b)	60,179,938

	TOTAL SHORT TERM INVESTMENTS (Cost $337,986,729)	$337,986,729

	TOTAL INVESTMENTS (Cost $945,706,225) - 100.3% (c)	$971,414,264
	Liabilities in Excess of Other Assets - (0.3)%	(3,587,802)

	TOTAL NET ASSETS - 100.0%	$967,826,462

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $668,074,650.

Long Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 20+ Year Treasury Bond ETF	4.6100 % representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	3,478,471	$369,107,641	$2,417,444
Total return of iShares 20+ Year Treasury Bond ETF	4.2000 % representing 1 month SOFR rate + spread	Goldman Sachs	12/7/2023	3,355,527	354,154,392	4,286,581
Total return of iShares 20+ Year Treasury Bond ETF	4.1000 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	1,826,708	195,685,009	(595,912)
Total return of iShares 20+ Year Treasury Bond ETF	4.6000 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	2,720,589	286,282,132	4,118,919
Total return of iShares 20+ Year Treasury Bond ETF	4.7400 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	5,079,087	545,549,481	(3,089,855)
Total return of iShares 20+ Year Treasury Bond ETF	4.6400 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	4,721,331	500,415,709	3,821,531

					$2,251,194,364	$10,958,708

Direxion Daily 20+ Year Treasury Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 102.1%
Money Market Funds - 102.1%
264,290,195	Dreyfus Government Cash Management Institutional Shares, 4.23% (a)	$264,290,195
44,757,774	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	44,757,774
125,606,699	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22% (a)	125,606,699

	TOTAL SHORT TERM INVESTMENTS (Cost $434,654,668) (b)	$434,654,668

	TOTAL INVESTMENTS (Cost $434,654,668) - 102.1%	$434,654,668
	Liabilities in Excess of Other Assets - (2.1)%	(8,955,481)

	TOTAL NET ASSETS - 100.0%	$425,699,187

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $259,419,378.

Short Total Return Swap Contracts (Unaudited)

January 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
4.3900 % representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	12/5/2023	2,511,334	$271,366,382	$2,977,417
4.0000 % representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Goldman Sachs	12/7/2023	2,095,896	223,805,386	(181,928)
3.8000 % representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Bank of America Merrill Lynch	12/8/2023	1,100,000	118,178,595	573,479
4.1000 % representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	J.P. Morgan	12/12/2023	1,075,696	113,582,741	(1,263,082)
4.4000 % representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	UBS Securities LLC	12/13/2023	2,072,672	224,145,821	2,695,564
4.2000 % representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Citibank N.A.	12/19/2023	3,061,135	327,702,900	704,763

					$1,278,781,825	$5,506,213

Valuation Measurements (Unaudited)

The Funds follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of January 31, 2023:

	Asset Class						Liability Class
	Level 1					Level 2	Level 1	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Cash Equivalents	Futures Contracts*	Total Return Swap Contracts*	Futures Contracts*	Total Return Swap Contracts*
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$—	$272,048,243	—	$9,184,893	$—	$(6,199)	$—
Direxion Breakfast Commodities Strategy ETF (Consolidated)	—	—	4,881,942	—	117,124	—	(197,174)	—
Direxion Hydrogen ETF	—	29,986,228	4,462,265	—	—	—	—	—
Direxion Moonshot Innovators ETF	—	43,880,141	6,249,400	—	—	—	—	—
Direxion mRNA ETF	—	4,379,844	7,094	—	—	—	—	—
Direxion Nanotechnology ETF	—	1,316,570	169,816	—	—	—	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	—	499,032,787	16,037,973	—	—	—	—	—
Direxion Work From Home ETF	—	33,334,747	154,936	—	—	—	—	—
Direxion Daily CSI 300 China A Share Bear 1X Shares	—	—	14,778,152	—	—	—	—	(1,039,097)
Direxion Daily S&P 500® Bear 1X Shares	—	—	502,296,451	—	—	—	—	(18,395,373)
Direxion Daily AAPL Bear 1X Shares	—	—	24,763,212	—	—	—	—	(435,554)
Direxion Daily AMZN Bear 1X Shares	—	—	7,852,821	—	—	—	—	(856,580)
Direxion Daily GOOGL Bear 1X Shares	—	—	5,369,028	—	—	—	—	(233,414)
Direxion Daily MSFT Bear 1X Shares	—	—	3,718,931	—	—	81,704	—	(4,626)
Direxion Daily TSLA Bear 1X Shares	—	—	76,047,127	—	—	—	—	(10,370,078)
Direxion Daily AAPL Bull 1.5X Shares	1,676,794	—	8,202,642	—	—	478,964	—	(43,129)
Direxion Daily AMZN Bull 1.5X Shares	3,676,585	—	11,435,762	—	—	162,020	—	(83,128)
Direxion Daily GOOGL Bull 1.5X Shares	998,383	—	6,783,634	—	—	617,985	—	—
Direxion Daily MSFT Bull 1.5X Shares	1,017,508	—	4,131,537	—	—	79,247	—	(49,070)
Direxion Daily TSLA Bull 1.5X Shares	62,355,043	—	205,869,316	—	—	5,821,114	—	(3,196,379)
Direxion Daily CSI 300 China A Share Bull 2X Shares	34,228,881	—	42,909,655	—	—	9,453,479	—	—
Direxion Daily CSI China Internet Index Bull 2X Shares	201,443,789	—	199,529,129	—	—	46,136,004	—	—
Direxion Daily S&P 500® Bull 2X Shares	45,439,186	—	329,458	—	—	1,182,578	—	—
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	2,412,507	—	830,702	—	—	147,666	—	—
Direxion Daily MSCI Brazil Bull 2X Shares	56,963,229	—	78,309,778	—	—	19,965,504	—	—
Direxion Daily MSCI India Bull 2X Shares	27,741,499	—	29,157,628	—	—	—	—	(4,214,342)
Direxion Daily Cloud Computing Bull 2X Shares	—	6,119,750	1,259,879	—	—	427,650	—	—
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	—	3,828,289	794,473	—	—	408,479	—	—
Direxion Daily Energy Bull 2X Shares	—	424,517,782	61,515,323	—	—	25,705,510	—	—
Direxion Daily Energy Bear 2X Shares	—	—	40,658,154	—	—	36,954	—	(3,289,053)
Direxion Daily FinTech Bull 2X Shares	—	2,151,869	591,627	—	—	301,759	—	—
Direxion Daily Global Clean Energy Bull 2X Shares	4,216,878	—	928,570	—	—	31,980	—	(2,385)
Direxion Daily Gold Miners Index Bull 2X Shares	268,463,397	—	256,270,036	—	—	74,549,897	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	138,965,965	—	—	409,908	—	(12,264,727)
Direxion Daily Junior Gold Miners Index Bull 2X Shares	120,933,051	—	176,552,366	—	—	45,032,346	—	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	113,222,145	—	—	855,723	—	(11,793,332)
Direxion Daily Metal Miners Bull 2X Shares	—	6,989,362	2,702,821	—	—	1,033,231	—	—
Direxion Daily Oil Services Bull 2X Shares	—	8,720,301	4,078,104	—	—	2,078,335	—	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	9,274,646	—	8,349,242	—	—	2,219,379	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	407,241,364	266,765,151	—	—	33,419,542	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—	96,784,521	—	—	—	—	(5,905,488)
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	—	7,654,787	2,493,245	—	—	682,031	—	—

	Asset Class						Liability Class
	Level 1					Level 2	Level 1	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Cash Equivalents	Futures Contracts*	Total Return Swap Contracts*	Futures Contracts*	Total Return Swap Contracts*
Direxion Daily Software Bull 2X Shares	—	3,053,242	884,808	—	—	263,229	—	—
Direxion Daily TIPS Bull 2X Shares	4,134,458	—	768,843	—	—	—	—	(6,462)
Direxion Daily TIPS Bear 2X Shares	—	—	6,563,171	—	—	49,195	—	—
Direxion Daily Travel & Vacation Bull 2X Shares	—	15,298,754	8,630,338	—	—	2,969,300	—	—
Direxion Daily US Infrastructure Bull 2X Shares	—	2,614,665	505,255	—	—	91,709	—	—
Direxion Daily Mid Cap Bull 3X Shares	39,013,433	—	22,800,652	—	—	7,306,326	—	—
Direxion Daily S&P 500® Bull 3X Shares	—	1,888,052,055	770,236,276	—	—	193,307,944	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	1,194,059,892	—	—	—	—	(74,482,728)
Direxion Daily Small Cap Bull 3X Shares	772,300,305	—	442,238,871	—	—	161,963,529	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	605,321,333	—	—	—	—	(77,491,594)
Direxion Daily FTSE China Bull 3X Shares	427,101,952	—	315,864,926	—	—	101,018,212	—	(10,242,844)
Direxion Daily FTSE China Bear 3X Shares	—	—	196,473,466	—	—	1,966,645	—	(9,557,937)
Direxion Daily FTSE Europe Bull 3X Shares	12,449,756	—	20,989,968	—	—	4,578,021	—	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	3,752,551	—	110,053,461	—	—	15,781,974	—	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	30,803,470	—	—	91,669	—	(3,777,031)
Direxion Daily MSCI Mexico Bull 3X Shares	7,916,959	—	11,622,133	—	—	4,312,972	—	—
Direxion Daily MSCI South Korea Bull 3X Shares	16,935,002	—	18,586,625	—	—	6,239,187	—	(84,458)
Direxion Daily Aerospace & Defense Bull 3X Shares	—	128,445,935	61,935,705	—	—	11,948,450	—	—
Direxion Daily Consumer Discretionary Bull 3X Shares	—	17,518,965	9,820,371	—	—	4,241,011	—	—
Direxion Daily Dow Jones Internet Bull 3X Shares	—	89,760,070	40,876,074	—	—	24,322,870	—	—
Direxion Daily Dow Jones Internet Bear 3X Shares	—	—	55,588,728	—	—	—	—	(9,258,853)
Direxion Daily Financial Bull 3X Shares	—	1,327,800,550	688,169,730	—	—	236,301,106	—	—
Direxion Daily Financial Bear 3X Shares	—	—	185,899,198	—	—	—	—	(20,806,992)
Direxion Daily Healthcare Bull 3X Shares	—	144,997,533	64,175,635	—	—	—	—	(16,578,628)
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	126,933,499	61,487,441	—	—	43,475,921	—	—
Direxion Daily Industrials Bull 3X Shares	—	16,086,711	7,599,232	—	—	824,550	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—	6,762,007	4,172,398	—	—	748,563	—	—
Direxion Daily Real Estate Bull 3X Shares	—	34,201,735	22,407,260	—	—	6,241,832	—	—
Direxion Daily Real Estate Bear 3X Shares	—	—	187,355,115	—	—	—	—	(25,121,034)
Direxion Daily Regional Banks Bull 3X Shares	—	117,160,622	66,009,396	—	—	15,198,058	—	—
Direxion Daily Retail Bull 3X Shares	—	38,412,580	20,246,907	—	—	10,979,304	—	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	—	55,369,982	11,776,030	—	—	16,035,783	—	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—	75,112,150	—	—	—	—	(13,544,192)
Direxion Daily S&P Biotech Bull 3X Shares	—	700,057,792	344,483,864	—	—	185,012,366	—	—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	171,818,953	—	—	—	—	(13,486,165)
Direxion Daily Semiconductor Bull 3X Shares	—	3,396,594,606	1,223,600,741	—	—	733,793,306	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	2,035,773,152	—	—	—	—	(302,112,230)
Direxion Daily Technology Bull 3X Shares	—	1,042,544,831	410,786,446	—	—	100,626,146	—	—
Direxion Daily Technology Bear 3X Shares	—	—	180,202,775	—	—	—	—	(12,121,741)
Direxion Daily Transportation Bull 3X Shares	—	16,629,387	9,057,044	—	—	1,523,529	—	—
Direxion Daily Utilities Bull 3X Shares	—	9,822,797	5,236,567	—	—	—	—	(959,670)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	17,716,327	—	5,450,377	—	—	352,692	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	30,849,953	—	—	—	—	(201,376)
Direxion Daily 20+ Year Treasury Bull 3X Shares	633,427,535	—	337,986,729	—	—	14,644,475	—	(3,685,767)
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	434,654,668	—	—	6,951,223	—	(1,445,010)